             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Select Resource II variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus also includes important information about the Allmerica Select Resource I contract which is no longer being sold. See Appendix F.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AIT Core Equity Fund                                          (CLASS B)
AIT Equity Index Fund                                         AllianceBernstein Small Cap Value Portfolio
AIT Government Bond Fund                                      AllianceBernstein Value Portfolio
AIT Money Market Fund                                         Alliance Growth and Income Portfolio
AIT Select Aggressive Growth Fund                             Alliance Premier Growth Portfolio
AIT Select Capital Appreciation Fund                          Alliance Technology Portfolio
AIT Select Emerging Markets Fund
AIT Select Growth Fund                                        DEUTSCHE ASSET MANAGEMENT VIT FUNDS
AIT Select Growth and Income Fund                             Deutsche VIT EAFE Equity Index Fund
AIT Select International Equity Fund                          Deutsche VIT Small Cap Index Fund
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund                              EATON VANCE VARIABLE TRUST
AIT Select Strategic Income Fund                              Eaton Vance VT Floating-Rate Income Fund
AIT Select Value Opportunity Fund                             Eaton Vance VT Worldwide Health Sciences Fund
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIM V.I. Aggressive Growth Fund                               Fidelity VIP Equity-Income Portfolio
AIM V.I. Blue Chip Fund                                       Fidelity VIP Growth Portfolio
AIM V.I. Premier Equity Fund                                  Fidelity VIP High Income Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)               FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM V.I. Basic Value Fund                                     Fidelity VIP II Contrafund-Registered Trademark-
AIM V.I. Capital Development Fund                             Portfolio
                                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
                                                              Fidelity VIP III Growth & Income Portfolio
                                                              Fidelity VIP III Mid Cap Portfolio
                                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
                                                              (SERVICE CLASS 2)
                                                              Fidelity VIP III Value Strategies Portfolio

                                                   (CONTINUING TO THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2002

(CONT.)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST          OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
(CLASS 2)                                                     Oppenheimer Capital Appreciation Fund/VA
FT VIP Franklin Large Cap Growth Securities Fund              Oppenheimer Global Securities Fund/VA
FT VIP Franklin Small Cap Fund                                Oppenheimer High Income Fund/VA
FT VIP Franklin Small Cap Value Securities Fund               Oppenheimer Main Street Growth & Income Fund/VA
FT VIP Mutual Shares Securities Fund                          Oppenheimer Multiple Strategies Fund/VA
FT VIP Templeton Foreign Securities Fund                      PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VARIABLE INVESTMENT FUNDS, INC.                       Pioneer Fund VCT Portfolio
INVESCO VIF Dynamics Fund                                     Pioneer Real Estate Shares VCT Portfolio
INVESCO VIF Health Sciences Fund                              SCUDDER VARIABLE SERIES II
JANUS ASPEN SERIES (SERVICE SHARES)                           Scudder Technology Growth Portfolio
Janus Aspen Aggressive Growth Portfolio                       SVS Dreman Financial Services Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Growth and Income Portfolio                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
Janus Aspen International Growth Portfolio                    T. Rowe Price International Stock Portfolio
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)
(SERVICE CLASS)
MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        22
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCCOUNTS AND THE
 UNDERLYING INVESTMENT COMPANIES............................        28
INVESTMENT OBJECTIVES AND POLICIES..........................        32
PERFORMANCE INFORMATION.....................................        36
DESCRIPTION OF THE CONTRACT.................................        38
  PAYMENTS..................................................        38
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        39
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        39
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        39
  TRANSFER PRIVILEGE........................................        40
        Asset Allocation Model Reallocations................        40
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        40
  SURRENDER.................................................        41
  WITHDRAWALS...............................................        42
        Systematic Withdrawals..............................        42
        Life Expectancy Distributions.......................        43
  DEATH BENEFIT.............................................        43
        Death of the Annuitant Prior to the Annuity Date....        43
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        44
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        44
        Death of the Annuitant On or After the Annuity
        Date................................................        44
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        44
  OPTIONAL ENHANCED EARNINGS RIDER..........................        45
  ASSIGNMENT................................................        47
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        47
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        48
  ANNUITY BENEFIT PAYMENTS..................................        49
        Determination of the First Variable Annuity Benefit
        Payment.............................................        49
        The Annuity Unit....................................        50
        Determination of the Number of Annuity Units........        50
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        50
  NORRIS DECISION...........................................        51
  COMPUTATION OF VALUES.....................................        51
        The Accumulation Unit...............................        51
        Net Investment Factor...............................        51
CHARGES AND DEDUCTIONS......................................        52
  VARIABLE ACCOUNT DEDUCTIONS...............................        52
        Mortality and Expense Risk Charge...................        52
        Administrative Expense Charge.......................        52
        Other Charges.......................................        52
  CONTRACT FEE..............................................        53
  OPTIONAL RIDER CHARGES....................................        53
  PREMIUM TAXES.............................................        53
  SURRENDER CHARGE..........................................        54
        Charge for Surrender and Withdrawal.................        54
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        55
        Withdrawal Without Surrender Charge.................        56
        Surrenders..........................................        56
        Charge at the Time Annuity Benefit Payments Begin...        57
  TRANSFER CHARGE...........................................        57

GUARANTEE PERIOD ACCOUNTS...................................        58
FEDERAL TAX CONSIDERATIONS..................................        60
  GENERAL...................................................        60
        The Company.........................................        60
        Diversification Requirements........................        60
        Investor Control....................................        60
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        61
  TAXATION OF THE CONTRACTS IN GENERAL......................        61
        Withdrawals Prior to Annuitization..................        61
        Annuity Payouts After Annuitization.................        61
        Penalty on Distribution.............................        61
        Assignments or Transfers............................        62
        Nonnatural Owners...................................        62
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        62
  TAX WITHHOLDING...........................................        62
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        63
        Self-Employed Pension and Profit Sharing Plans......        63
        Individual Retirement Annuities.....................        63
        Status of Death Benefits in IRAs....................        63
        Tax-Sheltered Annuities.............................        64
        Texas Optional Retirement Program...................        64
STATEMENTS AND REPORTS......................................        64
LOANS (QUALIFIED CONTRACTS ONLY)............................        65
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        65
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        66
VOTING RIGHTS...............................................        66
DISTRIBUTION................................................        66
LEGAL MATTERS...............................................        67
FURTHER INFORMATION.........................................        67
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE
 INSURANCE AND ANNUITY COMPANY).............................       B-1
APPENDIX C -- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL
 LIFE INSURANCE COMPANY)....................................       C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       D-1
APPENDIX E -- THE DEATH BENEFIT.............................       E-1
APPENDIX F -- DIFFERENCES UNDER THE ALLMERICA SELECT
 RESOURCE I CONTRACT........................................       F-1
APPENDIX G -- CONDENSED FINANCIAL INFORMATION...............       G-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
EXCHANGE OFFER..............................................         6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER..............................................         9
PERFORMANCE INFORMATION.....................................        11
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Allmerica Select Resource II Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" in CHARGES AND DEDUCTIONS.

                                                                COMPLETE YEARS
                                                                     FROM
                                                                DATE OF PAYMENT    CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
                                                                  Less than 1       6.5%
                                                                  Less than 2       6.0%
                                                                  Less than 3       5.0%
                                                                  Less than 4       4.0%
                                                                  Less than 5       3.0%
                                                                  Less than 6       2.0%
                                                                  Less than 7       1.0%
                                                                  Thereafter        0.0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any
  commutable period certain option or a noncommutable fixed
  period certain option of less than ten years. The charge
  is a percentage of payments withdrawn (in excess of any
  amount that is free of surrender charge) within the
  indicated time period.

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or
Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE"
in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                    None
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                                $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following Riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination. The charge on an annual basis as a percentage of the Accumulated Value is:
    Enhanced Earnings Rider                                                        0.25%

If you elected one of the following riders prior to their
discontinuance on 1/31/02, the charge is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
     waiting period:                                                               0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
     fifteen-year waiting period:                                                  0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARAN-
TEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                               1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                                   0.15%
                                                                                   ------
  TOTAL ANNUAL EXPENSES:                                                           1.40%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underling Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.

                                                                                                        TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        FEES UNDER    (AFTER ANY WAIVERS/     (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*     REIMBURSEMENTS)         REIMBURSEMENTS)
---------------                         ------------------   ------------   --------------------   ---------------------
AIT Core Equity Fund (Service
 Shares)..............................        0.55%              0.15%              0.06%          0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)..............................        0.28%              0.15%              0.06%          0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)..............................        0.50%              0.15%              0.08%          0.73%(1)
AIT Money Market Fund (Service
 Shares)..............................        0.31%              0.15%              0.05%          0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares).....................        0.83%              0.15%              0.07%          1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares).....................        0.88%              0.15%              0.06%          1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares).....................        1.35%              0.15%              0.34%          1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)..............................        0.79%              0.15%              0.06%          1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares).....................        0.68%              0.15%              0.05%          0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares).....................        0.89%              0.15%              0.12%          1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)................        0.41%              0.15%              0.06%          0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares).....................        0.85%              0.15%              0.29%          1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares).....................        0.58%              0.15%              0.39%          1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares).....................        0.87%              0.15%              0.05%          1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares)....................        0.80%              0.00%              0.41%          1.21%(3)

                                                                                                        TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        FEES UNDER    (AFTER ANY WAIVERS/     (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*     REIMBURSEMENTS)         REIMBURSEMENTS)
---------------                         ------------------   ------------   --------------------   ---------------------
AIM V.I. Blue Chip Fund (Series I
 Shares)..............................        0.75%              0.00%              0.51%          1.26%(3)
AIM V.I. Premier Equity Fund
 (Series I Shares)....................        0.60%              0.00%              0.25%          0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)..............................        0.73%              0.15%              0.57%          1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)...................        0.75%              0.25%              0.41%          1.41%(3)
AllianceBernstein Small Cap Value
 Portfolio (Class B)..................        0.25%              0.25%              0.95%          1.45%(5)
AllianceBernstein Value Portfolio
 (Class B)............................        0.25%              0.25%              0.95%          1.45%(5)
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%              0.25%              0.04%          0.92%
Alliance Premier Growth Portfolio
 (Class B)............................        1.00%              0.25%              0.04%          1.29%
Alliance Technology Portfolio
 (Class B)............................        1.00%              0.25%              0.08%          1.33%
Deutsche VIT EAFE Equity Index Fund...        0.45%              0.00%              0.20%          0.65%(6)
Deutsche VIT Small Cap Index Fund.....        0.35%              0.00%              0.10%          0.45%(6)
Eaton Vance VT Floating-Rate Income
 Fund.................................        0.58%              0.25%              0.50%          1.33%(7)
Eaton Vance VT Worldwide Health
 Sciences Fund........................        1.00%              0.25%              1.05%          2.30%(7)
Fidelity VIP Equity-Income
 Portfolio............................        0.48%              0.00%              0.10%          0.58%(8)
Fidelity VIP Growth Portfolio.........        0.58%              0.00%              0.10%          0.68%(8)
Fidelity VIP High Income Portfolio....        0.58%              0.00%              0.13%          0.71%(8)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio.................        0.58%              0.00%              0.10%          0.68%(8)
Fidelity VIP III Growth & Income
 Portfolio............................        0.48%              0.00%              0.10%          0.58%(8)
Fidelity VIP III Mid Cap Portfolio....        0.58%              0.00%              0.11%          0.69%(8)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)..........        0.58%              0.25%              0.26%          1.09%(9)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)............        0.75%              0.25%              0.03%          1.03%(10)(11)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%              0.25%              0.31%          1.09%(10)(12)
FT VIP Franklin Small Cap Value
 Securities Fund (Class 2)............        0.60%              0.25%              0.20%          1.05%(10)(12)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%              0.25%              0.19%          1.04%(10)
FT VIP Templeton Foreign Securities
 Fund (Class 2).......................        0.69%              0.25%              0.22%          1.16%(10)(12)
INVESCO VIF Dynamics Fund.............        0.75%              0.00%              0.33%          1.08%(13)
INVESCO VIF Health Sciences Fund......        0.75%              0.00%              0.31%          1.06%(13)
Janus Aspen Aggressive Growth
 Portfolio (Service Shares)...........        0.65%              0.25%              0.02%          0.92%(14)
Janus Aspen Growth Portfolio
 (Service Shares).....................        0.65%              0.25%              0.01%          0.91%(14)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%              0.25%              0.05%          0.95%(14)
Janus Aspen International Growth
 Portfolio (Service Shares)...........        0.65%              0.25%              0.06%          0.96%(14)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class)........        0.75%              0.25%              0.15%          1.15%(15)(16)
MFS-Registered Trademark- New
 Discovery Series (Service Class).....        0.90%              0.25%              0.16%          1.31%(15)(16)

                                                                                                        TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        FEES UNDER    (AFTER ANY WAIVERS/     (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*     REIMBURSEMENTS)         REIMBURSEMENTS)
---------------                         ------------------   ------------   --------------------   ---------------------
MFS-Registered Trademark- Total Return
 Series (Service Class)...............        0.75%              0.25%              0.14%          1.14%(15)
MFS-Registered Trademark- Utilities
 Series (Service Class)...............        0.75%              0.25%              0.18%          1.18%(15)
Oppenheimer Capital Appreciation
 Fund/VA (Service Shares).............        0.64%              0.25%              0.02%          0.91%(17)
Oppenheimer Global Securities Fund/VA
 (Service Shares).....................        0.64%              0.25%              0.06%          0.95%(17)
Oppenheimer High Income Fund/VA
 (Service Shares).....................        0.74%              0.25%              0.07%          1.06%(17)
Oppenheimer Main Street Growth &
 Income Fund/VA (Service Shares)......        0.68%              0.25%              0.05%          0.98%(17)
Oppenheimer Multiple Strategies
 Fund/VA (Service Shares).............        0.72%              0.25%              0.04%          1.01%(17)(18)
Pioneer Fund VCT Portfolio
 (Class II)...........................        0.65%              0.25%              0.14%          1.04%
Pioneer Real Estate Shares VCT
 Portfolio (Class II).................        0.80%              0.25%              0.47%          1.52%
Scudder Technology Growth Portfolio...        0.75%              0.00%              0.11%          0.86%(19)
SVS Dreman Financial Services
 Portfolio............................        0.74%              0.00%              0.07%          0.81%(19)
T. Rowe Price International Stock
 Portfolio............................        1.05%              0.00%              0.00%          1.05%(20)

*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.

(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.

Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund,1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The Total Operating Expenses of the funds were less than their respective expense limitations throughout 2001.

In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, Total Annual Fund Operating Expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.

(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.

(5)As of May 1, 2002, the investment advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.

(6)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at anytime. Without these expense waivers and reimbursements, Management Fees, other Expenses and Total Operating Expenses would have been as follows: 0.45%, 0.35%, and 0.80% for EAFE Equity Index Fund and 0.35%, 0.28% and 0.63% for Small Cap Index Fund, respectively, for the year ended December 31, 2001.

(7)As adjusted for material changes.

(8)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.64% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio, 0.56% for Fidelity VIP III Growth & Income Portfolio, 0.62% for Fidelity VIP III Mid Cap Portfolio, and 0.70% for Fidelity VIP High Income Portfolio.

(9)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.

Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

(10)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(11)The Fund administration fee is paid indirectly through the management fee.

(12)For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01%, 1.02% and 1.15%, respectively.

(13)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(14)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(15)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (These fees are referred to as distribution fees).

MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series, and 1.17% for MFS-Registered Trademark- Utilities Series.

(16)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least
May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement Total Expenses would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.

(17)Effective May 1, 2002, 12b-1 fees are 0.25%.

(18)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.

(19)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit Total Operating Expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).

(20)Management Fees include ordinary, recurring operating expenses.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume the Underlying Fund expenses, including any waivers/reimsbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

See Appendix F for the expense examples for Select Resource I Contracts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no
Rider:

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $82        $118       $148       $253
AIT Equity Index Fund......................................    $80        $110       $134       $225
AIT Government Bond Fund...................................    $82        $117       $146       $250
AIT Money Market Fund......................................    $80        $110       $135       $227
AIT Select Aggressive Growth Fund..........................    $85        $126       $163       $283
AIT Select Capital Appreciation Fund.......................    $86        $127       $165       $287
AIT Select Emerging Markets Fund...........................    $93        $148       $201       $358
AIT Select Growth Fund.....................................    $85        $125       $160       $278
AIT Select Growth and Income Fund..........................    $84        $121       $154       $266
AIT Select International Equity Fund.......................    $86        $129       $168       $293
AIT Select Investment Grade Income Fund....................    $81        $114       $141       $239
AIT Select Strategic Growth Fund...........................    $87        $133       $174       $306
AIT Select Strategic Income Fund...........................    $86        $128       $166       $290
AIT Select Value Opportunity Fund..........................    $85        $127       $164       $285
AIM V.I. Aggressive Growth Fund............................    $87        $131       $171       $298
AIM V.I. Blue Chip Fund....................................    $87        $132       $173       $303
AIM V.I. Premier Equity Fund...............................    $83        $120       $153       $263
AIM V.I. Basic Value Fund..................................    $89        $137       $182       $321
AIM V.I. Capital Development Fund..........................    $89        $136       $180       $318
AllianceBernstein Small Cap Value Portfolio................    $89        $137       $182       $321
AllianceBernstein Value Portfolio..........................    $89        $137       $182       $321
Alliance Growth and Income Portfolio.......................    $84        $122       $156       $270
Alliance Premier Growth Portfolio..........................    $87        $133       $174       $306
Alliance Technology Portfolio..............................    $88        $134       $176       $310
Deutsche VIT EAFE Equity Index Fund........................    $81        $115       $142       $242
Deutsche VIT Small Cap Index Fund..........................    $80        $109       $132       $221
Eaton Vance VT Floating-Rate Income Fund...................    $88        $134       $176       $310
Eaton Vance VT Worldwide Health Sciences Fund..............    $97        $161       $222       $398
Fidelity VIP Equity-Income Portfolio.......................    $81        $112       $139       $235
Fidelity VIP Growth Portfolio..............................    $82        $115       $144       $245

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Fidelity VIP High Income Portfolio.........................    $82        $116       $145       $248
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $82        $115       $144       $245
Fidelity VIP III Growth & Income Portfolio.................    $81        $112       $139       $235
Fidelity VIP III Mid Cap Portfolio.........................    $82        $116       $144       $246
Fidelity VIP III Value Strategies Portfolio................    $86        $127       $165       $287
FT VIP Franklin Large Cap Growth Securities Fund...........    $85        $125       $162       $281
FT VIP Franklin Small Cap Fund.............................    $86        $127       $165       $287
FT VIP Franklin Small Cap Value Securities Fund............    $85        $126       $163       $283
FT VIP Mutual Shares Securities Fund.......................    $85        $126       $162       $282
FT VIP Templeton Foreign Securities Fund...................    $86        $129       $168       $293
INVESCO VIF Dynamics Fund..................................    $85        $127       $164       $286
INVESCO VIF Health Sciences Fund...........................    $85        $126       $163       $284
Janus Aspen Aggressive Growth Portfolio....................    $84        $122       $156       $270
Janus Aspen Growth Portfolio...............................    $84        $122       $156       $269
Janus Aspen Growth and Income Portfolio....................    $84        $123       $158       $273
Janus Aspen International Growth Portfolio.................    $84        $123       $158       $274
MFS-Registered Trademark- Mid Cap Growth Series............    $86        $129       $168       $292
MFS-Registered Trademark- New Discovery Series.............    $88        $133       $175       $308
MFS-Registered Trademark- Total Return Series..............    $86        $129       $167       $291
MFS-Registered Trademark- Utilities Series.................    $86        $130       $169       $295
Oppenheimer Capital Appreciation Fund/VA...................    $84        $122       $156       $269
Oppenheimer Global Securities Fund/VA......................    $84        $123       $158       $273
Oppenheimer High Income Fund/VA............................    $85        $126       $163       $284
Oppenheimer Main Street Growth & Income Fund/VA............    $85        $124       $159       $276
Oppenheimer Multiple Strategies Fund/VA....................    $85        $125       $161       $279
Pioneer Fund VCT Portfolio.................................    $85        $126       $162       $282
Pioneer Real Estate Shares VCT Portfolio...................    $90        $139       $186       $328
Scudder Technology Growth Portfolio........................    $83        $121       $153       $264
SVS Dreman Financial Services Portfolio....................    $83        $119       $150       $258
T. Rowe Price International Stock Portfolio................    $85        $126       $163       $283

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Enhanced Earnings Rider (charge of 0.25% annually):

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $85        $125       $161       $279
AIT Equity Index Fund......................................    $82        $117       $147       $251
AIT Government Bond Fund...................................    $85        $124       $159       $276
AIT Money Market Fund......................................    $82        $118       $148       $253
AIT Select Aggressive Growth Fund..........................    $88        $133       $175       $307
AIT Select Capital Appreciation Fund.......................    $88        $134       $177       $311
AIT Select Emerging Markets Fund...........................    $95        $155       $212       $380
AIT Select Growth Fund.....................................    $87        $132       $172       $302
AIT Select Growth and Income Fund..........................    $86        $128       $167       $290
AIT Select International Equity Fund.......................    $89        $136       $180       $318
AIT Select Investment Grade Income Fund....................    $83        $121       $154       $265
AIT Select Strategic Growth Fund...........................    $90        $140       $187       $330
AIT Select Strategic Income Fund...........................    $88        $135       $178       $314
AIT Select Value Opportunity Fund..........................    $88        $134       $176       $309
AIM V.I. Aggressive Growth Fund............................    $89        $138       $183       $322

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIM V.I. Blue Chip Fund....................................    $90        $139       $185       $327
AIM V.I. Premier Equity Fund...............................    $86        $127       $165       $288
AIM V.I. Basic Value Fund..................................    $91        $144       $194       $345
AIM V.I. Capital Development Fund..........................    $91        $143       $192       $341
AllianceBernstein Small Cap Value Portfolio................    $91        $144       $194       $345
AllianceBernstein Value Portfolio..........................    $91        $144       $194       $345
Alliance Growth and Income Portfolio.......................    $86        $129       $169       $294
Alliance Premier Growth Portfolio..........................    $90        $140       $187       $330
Alliance Technology Portfolio..............................    $90        $141       $188       $334
Deutsche VIT EAFE Equity Index Fund........................    $84        $122       $155       $268
Deutsche VIT Small Cap Index Fund..........................    $82        $116       $145       $247
Eaton Vance VT Floating-Rate Income Fund...................    $90        $141       $188       $334
Eaton Vance VT Worldwide Health Sciences Fund..............    $99        $168       $233       $420
Fidelity VIP Equity-Income Portfolio.......................    $83        $120       $152       $261
Fidelity VIP Growth Portfolio..............................    $84        $123       $157       $271
Fidelity VIP High Income Portfolio.........................    $84        $123       $158       $274
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $84        $123       $157       $271
Fidelity VIP III Growth & Income Portfolio.................    $83        $120       $152       $261
Fidelity VIP III Mid Cap Portfolio.........................    $84        $123       $157       $272
Fidelity VIP III Value Strategies Portfolio................    $88        $134       $177       $311
FT VIP Franklin Large Cap Growth Securities Fund...........    $87        $133       $174       $305
FT VIP Franklin Small Cap Fund.............................    $88        $134       $177       $311
FT VIP Franklin Small Cap Value Securities Fund............    $88        $133       $175       $307
FT VIP Mutual Shares Securities Fund.......................    $87        $133       $174       $306
FT VIP Templeton Foreign Securities Fund...................    $89        $136       $180       $318
INVESCO VIF Dynamics Fund..................................    $88        $134       $176       $310
INVESCO VIF Health Sciences Fund...........................    $88        $133       $175       $308
Janus Aspen Aggressive Growth Portfolio....................    $86        $129       $169       $294
Janus Aspen Growth Portfolio...............................    $86        $129       $168       $293
Janus Aspen Growth and Income Portfolio....................    $87        $130       $170       $297
Janus Aspen International Growth Portfolio.................    $87        $131       $171       $298
MFS-Registered Trademark- Mid Cap Growth Series............    $88        $136       $180       $317
MFS-Registered Trademark- New Discovery Series.............    $90        $140       $187       $332
MFS-Registered Trademark- Total Return Series..............    $88        $136       $179       $316
MFS-Registered Trademark- Utilities Series.................    $89        $137       $181       $319
Oppenheimer Capital Appreciation Fund/VA...................    $86        $129       $168       $293
Oppenheimer Global Securities Fund/VA......................    $87        $130       $170       $297
Oppenheimer High Income Fund/VA............................    $88        $133       $175       $308
Oppenheimer Main Street Growth & Income Fund/VA............    $87        $131       $171       $300
Oppenheimer Multiple Strategies Fund/VA....................    $87        $132       $173       $303
Pioneer Fund VCT Portfolio.................................    $87        $133       $174       $306
Pioneer Real Estate Shares VCT Portfolio...................    $92        $146       $197       $351
Scudder Technology Growth Portfolio........................    $86        $128       $166       $289
SVS Dreman Financial Services Portfolio....................    $85        $126       $163       $284
T. Rowe Price International Stock Portfolio................    $88        $133       $175       $307

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $22        $ 69       $118       $253
AIT Equity Index Fund......................................    $20        $ 61       $104       $225
AIT Government Bond Fund...................................    $22        $ 68       $116       $250
AIT Money Market Fund......................................    $20        $ 61       $105       $227
AIT Select Aggressive Growth Fund..........................    $25        $ 78       $133       $283
AIT Select Capital Appreciation Fund.......................    $26        $ 79       $135       $287
AIT Select Emerging Markets Fund...........................    $33        $101       $171       $358
AIT Select Growth Fund.....................................    $25        $ 76       $130       $278
AIT Select Growth and Income Fund..........................    $24        $ 72       $124       $266
AIT Select International Equity Fund.......................    $26        $ 81       $138       $293
AIT Select Investment Grade Income Fund....................    $21        $ 65       $111       $239
AIT Select Strategic Growth Fund...........................    $28        $ 85       $144       $306
AIT Select Strategic Income Fund...........................    $26        $ 80       $136       $290
AIT Select Value Opportunity Fund..........................    $25        $ 78       $134       $285
AIM V.I. Aggressive Growth Fund............................    $27        $ 82       $141       $298
AIM V.I. Blue Chip Fund....................................    $27        $ 84       $143       $303
AIM V.I. Premier Equity Fund...............................    $23        $ 72       $123       $263
AIM V.I. Basic Value Fund..................................    $29        $ 89       $152       $321
AIM V.I. Capital Development Fund..........................    $29        $ 88       $150       $318
AllianceBernstein Small Cap Value Portfolio................    $29        $ 89       $152       $321
AllianceBernstein Value Portfolio..........................    $29        $ 89       $152       $321
Alliance Growth and Income Portfolio.......................    $24        $ 74       $126       $270
Alliance Premier Growth Portfolio..........................    $28        $ 85       $144       $306
Alliance Technology Portfolio..............................    $28        $ 86       $146       $310
Deutsche VIT EAFE Equity Index Fund........................    $21        $ 65       $112       $242
Deutsche VIT Small Cap Index Fund..........................    $19        $ 59       $102       $221
Eaton Vance VT Floating-Rate Income Fund...................    $28        $ 86       $146       $310
Eaton Vance VT Worldwide Health Sciences Fund..............    $38        $114       $193       $398
Fidelity VIP Equity-Income Portfolio.......................    $21        $ 63       $109       $235
Fidelity VIP Growth Portfolio..............................    $22        $ 66       $114       $245
Fidelity VIP High Income Portfolio.........................    $22        $ 67       $115       $248
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $22        $ 66       $114       $245
Fidelity VIP III Growth & Income Portfolio.................    $21        $ 63       $109       $235
Fidelity VIP III Mid Cap Portfolio.........................    $22        $ 67       $114       $246
Fidelity VIP III Value Strategies Portfolio................    $26        $ 79       $135       $287
FT VIP Franklin Large Cap Growth Securities Fund...........    $25        $ 77       $132       $281
FT VIP Franklin Small Cap Fund.............................    $26        $ 79       $135       $287
FT VIP Franklin Small Cap Value Securities Fund............    $25        $ 78       $133       $283
FT VIP Mutual Shares Securities Fund.......................    $25        $ 77       $132       $282
FT VIP Templeton Foreign Securities Fund...................    $26        $ 81       $138       $293
INVESCO VIF Dynamics Fund..................................    $26        $ 78       $134       $286
INVESCO VIF Health Sciences Fund...........................    $25        $ 78       $133       $284
Janus Aspen Aggressive Growth Portfolio....................    $24        $ 74       $126       $270
Janus Aspen Growth Portfolio...............................    $24        $ 73       $126       $269
Janus Aspen Growth and Income Portfolio....................    $24        $ 75       $128       $273
Janus Aspen International Growth Portfolio.................    $24        $ 75       $128       $274
MFS-Registered Trademark- Mid Cap Growth Series............    $26        $ 81       $138       $292
MFS-Registered Trademark- New Discovery Series.............    $28        $ 85       $145       $308

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
MFS-Registered Trademark- Total Return Series..............    $26        $ 80       $137       $291
MFS-Registered Trademark- Utilities Series.................    $27        $ 81       $139       $295
Oppenheimer Capital Appreciation Fund/VA...................    $24        $ 73       $126       $269
Oppenheimer Global Securities Fund/VA......................    $24        $ 75       $128       $273
Oppenheimer High Income Fund/VA............................    $25        $ 78       $133       $284
Oppenheimer Main Street Growth & Income Fund/VA............    $25        $ 75       $129       $276
Oppenheimer Multiple Strategies Fund/VA....................    $25        $ 76       $131       $279
Pioneer Fund VCT Portfolio.................................    $25        $ 77       $132       $282
Pioneer Real Estate Shares VCT Portfolio...................    $30        $ 92       $156       $328
Scudder Technology Growth Portfolio........................    $23        $ 72       $123       $264
SVS Dreman Financial Services Portfolio....................    $23        $ 70       $120       $258
T. Rowe Price International Stock Portfolio................    $25        $ 78       $133       $283

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Enhanced Earnings Rider (charge of 0.25% annually):

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 76       $131       $279
AIT Equity Index Fund......................................    $22        $ 68       $117       $251
AIT Government Bond Fund...................................    $25        $ 75       $129       $276
AIT Money Market Fund......................................    $22        $ 69       $118       $253
AIT Select Aggressive Growth Fund..........................    $28        $ 85       $145       $307
AIT Select Capital Appreciation Fund.......................    $28        $ 86       $147       $311
AIT Select Emerging Markets Fund...........................    $36        $108       $183       $380
AIT Select Growth Fund.....................................    $27        $ 84       $142       $302
AIT Select Growth and Income Fund..........................    $26        $ 80       $137       $290
AIT Select International Equity Fund.......................    $29        $ 88       $150       $318
AIT Select Investment Grade Income Fund....................    $23        $ 72       $124       $265
AIT Select Strategic Growth Fund...........................    $30        $ 92       $157       $330
AIT Select Strategic Income Fund...........................    $28        $ 87       $148       $314
AIT Select Value Opportunity Fund..........................    $28        $ 86       $146       $309
AIM V.I. Aggressive Growth Fund............................    $29        $ 90       $153       $322
AIM V.I. Blue Chip Fund....................................    $30        $ 91       $155       $327
AIM V.I. Premier Equity Fund...............................    $26        $ 79       $135       $288
AIM V.I. Basic Value Fund..................................    $32        $ 97       $164       $345
AIM V.I. Capital Development Fund..........................    $31        $ 96       $163       $341
AllianceBernstein Small Cap Value Portfolio................    $32        $ 97       $164       $345
AllianceBernstein Value Portfolio..........................    $32        $ 97       $164       $345
Alliance Growth and Income Portfolio.......................    $26        $ 81       $139       $294
Alliance Premier Growth Portfolio..........................    $30        $ 92       $157       $330
Alliance Technology Portfolio..............................    $30        $ 93       $159       $334
Deutsche VIT EAFE Equity Index Fund........................    $24        $ 73       $125       $268
Deutsche VIT Small Cap Index Fund..........................    $22        $ 67       $115       $247
Eaton Vance VT Floating-Rate Income Fund...................    $30        $ 93       $159       $334
Eaton Vance VT Worldwide Health Sciences Fund..............    $40        $122       $205       $420
Fidelity VIP Equity-Income Portfolio.......................    $23        $ 71       $122       $261
Fidelity VIP Growth Portfolio..............................    $24        $ 74       $127       $271
Fidelity VIP High Income Portfolio.........................    $24        $ 75       $128       $274
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $24        $ 74       $127       $271
Fidelity VIP III Growth & Income Portfolio.................    $23        $ 71       $122       $261

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Fidelity VIP III Mid Cap Portfolio.........................    $24        $ 74       $127       $272
Fidelity VIP III Value Strategies Portfolio................    $28        $ 86       $147       $311
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 84       $144       $305
FT VIP Franklin Small Cap Fund.............................    $28        $ 86       $147       $311
FT VIP Franklin Small Cap Value Securities Fund............    $28        $ 85       $145       $307
FT VIP Mutual Shares Securities Fund.......................    $28        $ 85       $144       $306
FT VIP Templeton Foreign Securities Fund...................    $29        $ 88       $150       $318
INVESCO VIF Dynamics Fund..................................    $28        $ 86       $146       $310
INVESCO VIF Health Sciences Fund...........................    $28        $ 85       $145       $308
Janus Aspen Aggressive Growth Portfolio....................    $26        $ 81       $139       $294
Janus Aspen Growth Portfolio...............................    $26        $ 81       $138       $293
Janus Aspen Growth and Income Portfolio....................    $27        $ 82       $140       $297
Janus Aspen International Growth Portfolio.................    $27        $ 82       $141       $298
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 88       $150       $317
MFS-Registered Trademark- New Discovery Series.............    $30        $ 93       $158       $332
MFS-Registered Trademark- Total Return Series..............    $29        $ 88       $149       $316
MFS-Registered Trademark- Utilities Series.................    $29        $ 89       $151       $319
Oppenheimer Capital Appreciation Fund/VA...................    $26        $ 81       $138       $293
Oppenheimer Global Securities Fund/VA......................    $27        $ 82       $140       $297
Oppenheimer High Income Fund/VA............................    $28        $ 85       $145       $308
Oppenheimer Main Street Growth & Income Fund/VA............    $27        $ 83       $141       $300
Oppenheimer Multiple Strategies Fund/VA....................    $27        $ 84       $143       $303
Pioneer Fund VCT Portfolio.................................    $28        $ 85       $144       $306
Pioneer Real Estate Shares VCT Portfolio...................    $32        $ 99       $168       $351
Scudder Technology Growth Portfolio........................    $26        $ 79       $136       $289
SVS Dreman Financial Services Portfolio....................    $25        $ 78       $133       $284
T. Rowe Price International Stock Portfolio................    $28        $ 85       $145       $307

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:

(3)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider (charge of 0.25% annually) with a ten-year waiting period:

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $85        $125       $161       $279
AIT Equity Index Fund......................................    $82        $117       $147       $251
AIT Government Bond Fund...................................    $85        $124       $159       $276
AIT Money Market Fund......................................    $82        $118       $148       $253
AIT Select Aggressive Growth Fund..........................    $88        $133       $175       $307
AIT Select Capital Appreciation Fund.......................    $88        $134       $177       $311
AIT Select Emerging Markets Fund...........................    $95        $155       $212       $380
AIT Select Growth Fund.....................................    $87        $132       $172       $302
AIT Select Growth and Income Fund..........................    $86        $128       $167       $290
AIT Select International Equity Fund.......................    $89        $136       $180       $318
AIT Select Investment Grade Income Fund....................    $83        $121       $154       $265
AIT Select Strategic Growth Fund...........................    $90        $140       $187       $330
AIT Select Strategic Income Fund...........................    $88        $135       $178       $314
AIT Select Value Opportunity Fund..........................    $88        $134       $176       $309

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIM V.I. Aggressive Growth Fund............................    $89        $138       $183       $322
AIM V.I. Blue Chip Fund....................................    $90        $139       $185       $327
AIM V.I. Premier Equity Fund...............................    $86        $127       $165       $288
AIM V.I. Basic Value Fund..................................    $91        $144       $194       $345
AIM V.I. Capital Development Fund..........................    $91        $143       $192       $341
AllianceBernstein Small Cap Value Portfolio................    $91        $144       $194       $345
AllianceBernstein Value Portfolio..........................    $91        $144       $194       $345
Alliance Growth and Income Portfolio.......................    $86        $129       $169       $294
Alliance Premier Growth Portfolio..........................    $90        $140       $187       $330
Alliance Technology Portfolio..............................    $90        $141       $188       $334
Deutsche VIT EAFE Equity Index Fund........................    $84        $122       $155       $268
Deutsche VIT Small Cap Index Fund..........................    $82        $116       $145       $247
Eaton Vance VT Floating-Rate Income Fund...................    $90        $141       $188       $334
Eaton Vance VT Worldwide Health Sciences Fund..............    $99        $168       $233       $420
Fidelity VIP Equity-Income Portfolio.......................    $83        $120       $152       $261
Fidelity VIP Growth Portfolio..............................    $84        $123       $157       $271
Fidelity VIP High Income Portfolio.........................    $84        $123       $158       $274
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $84        $123       $157       $271
Fidelity VIP III Growth & Income Portfolio.................    $83        $120       $152       $261
Fidelity VIP III Mid Cap Portfolio.........................    $84        $123       $157       $272
Fidelity VIP III Value Strategies Portfolio................    $88        $134       $177       $311
FT VIP Franklin Large Cap Growth Securities Fund...........    $87        $133       $174       $305
FT VIP Franklin Small Cap Fund.............................    $88        $134       $177       $311
FT VIP Franklin Small Cap Value Securities Fund............    $88        $133       $175       $307
FT VIP Mutual Shares Securities Fund.......................    $87        $133       $174       $306
FT VIP Templeton Foreign Securities Fund...................    $89        $136       $180       $318
INVESCO VIF Dynamics Fund..................................    $88        $134       $176       $310
INVESCO VIF Health Sciences Fund...........................    $88        $133       $175       $308
Janus Aspen Aggressive Growth Portfolio....................    $86        $129       $169       $294
Janus Aspen Growth Portfolio...............................    $86        $129       $168       $293
Janus Aspen Growth and Income Portfolio....................    $87        $130       $170       $297
Janus Aspen International Growth Portfolio.................    $87        $131       $171       $298
MFS-Registered Trademark- Mid Cap Growth Series............    $88        $136       $180       $317
MFS-Registered Trademark- New Discovery Series.............    $90        $140       $187       $332
MFS-Registered Trademark- Total Return Series..............    $88        $136       $179       $316
MFS-Registered Trademark- Utilities Series.................    $89        $137       $181       $319
Oppenheimer Capital Appreciation Fund/VA...................    $86        $129       $168       $293
Oppenheimer Global Securities Fund/VA......................    $87        $130       $170       $297
Oppenheimer High Income Fund/VA............................    $88        $133       $175       $308
Oppenheimer Main Street Growth & Income Fund/VA............    $87        $131       $171       $300
Oppenheimer Multiple Strategies Fund/VA....................    $87        $132       $173       $303
Pioneer Fund VCT Portfolio.................................    $87        $133       $174       $306
Pioneer Real Estate Shares VCT Portfolio...................    $92        $146       $197       $351
Scudder Technology Growth Portfolio........................    $85        $126       $163       $284
SVS Dreman Financial Services Portfolio....................    $86        $128       $166       $289
T. Rowe Price International Stock Portfolio................    $88        $133       $175       $307

(3)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider (charge of 0.25% annually) with a ten-year waiting period:

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 76       $131       $279
AIT Equity Index Fund......................................    $22        $ 68       $117       $251
AIT Government Bond Fund...................................    $25        $ 75       $129       $276
AIT Money Market Fund......................................    $22        $ 69       $118       $253
AIT Select Aggressive Growth Fund..........................    $28        $ 85       $145       $307
AIT Select Capital Appreciation Fund.......................    $28        $ 86       $147       $311
AIT Select Emerging Markets Fund...........................    $36        $108       $183       $380
AIT Select Growth Fund.....................................    $27        $ 84       $142       $302
AIT Select Growth and Income Fund..........................    $26        $ 80       $137       $290
AIT Select International Equity Fund.......................    $29        $ 88       $150       $318
AIT Select Investment Grade Income Fund....................    $23        $ 72       $124       $265
AIT Select Strategic Growth Fund...........................    $30        $ 92       $157       $330
AIT Select Strategic Income Fund...........................    $28        $ 87       $148       $314
AIT Select Value Opportunity Fund..........................    $28        $ 86       $146       $309
AIM V.I. Aggressive Growth Fund............................    $29        $ 90       $153       $322
AIM V.I. Blue Chip Fund....................................    $30        $ 91       $155       $327
AIM V.I. Premier Equity Fund...............................    $26        $ 79       $135       $288
AIM V.I. Basic Value Fund..................................    $32        $ 97       $164       $345
AIM V.I. Capital Development Fund..........................    $31        $ 96       $163       $341
AllianceBernstein Small Cap Value Portfolio................    $32        $ 97       $164       $345
AllianceBernstein Value Portfolio..........................    $32        $ 97       $164       $345
Alliance Growth and Income Portfolio.......................    $26        $ 81       $139       $294
Alliance Premier Growth Portfolio..........................    $30        $ 92       $157       $330
Alliance Technology Portfolio..............................    $30        $ 93       $159       $334
Deutsche VIT EAFE Equity Index Fund........................    $24        $ 73       $125       $268
Deutsche VIT Small Cap Index Fund..........................    $22        $ 67       $115       $247
Eaton Vance VT Floating-Rate Income Fund...................    $30        $ 93       $159       $334
Eaton Vance VT Worldwide Health Sciences Fund..............    $40        $122       $205       $420
Fidelity VIP Equity-Income Portfolio.......................    $23        $ 71       $122       $261
Fidelity VIP Growth Portfolio..............................    $24        $ 74       $127       $271
Fidelity VIP High Income Portfolio.........................    $24        $ 75       $128       $274
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $24        $ 74       $127       $271
Fidelity VIP III Growth & Income Portfolio.................    $23        $ 71       $122       $261
Fidelity VIP III Mid Cap Portfolio.........................    $24        $ 74       $127       $272
Fidelity VIP III Value Strategies Portfolio................    $28        $ 86       $147       $311
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 84       $144       $305
FT VIP Franklin Small Cap Fund.............................    $28        $ 86       $147       $311
FT VIP Franklin Small Cap Value Securities Fund............    $28        $ 85       $145       $307
FT VIP Mutual Shares Securities Fund.......................    $28        $ 85       $144       $306
FT VIP Templeton Foreign Securities Fund...................    $29        $ 88       $150       $318
INVESCO VIF Dynamics Fund..................................    $28        $ 86       $146       $310
INVESCO VIF Health Sciences Fund...........................    $28        $ 85       $145       $308
Janus Aspen Aggressive Growth Portfolio....................    $26        $ 81       $139       $294
Janus Aspen Growth Portfolio...............................    $26        $ 81       $138       $293
Janus Aspen Growth and Income Portfolio....................    $27        $ 82       $140       $297
Janus Aspen International Growth Portfolio.................    $27        $ 82       $141       $298

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 88       $150       $317
MFS-Registered Trademark- New Discovery Series.............    $30        $ 93       $158       $332
MFS-Registered Trademark- Total Return Series..............    $29        $ 88       $149       $316
MFS-Registered Trademark- Utilities Series.................    $29        $ 89       $151       $319
Oppenheimer Capital Appreciation Fund/VA...................    $26        $ 81       $138       $293
Oppenheimer Global Securities Fund/VA......................    $27        $ 82       $140       $297
Oppenheimer High Income Fund/VA............................    $28        $ 85       $145       $308
Oppenheimer Main Street Growth & Income Fund/VA............    $27        $ 83       $141       $300
Oppenheimer Multiple Strategies Fund/VA....................    $27        $ 84       $143       $303
Pioneer Fund VCT Portfolio.................................    $28        $ 85       $144       $306
Pioneer Real Estate Shares VCT Portfolio...................    $32        $ 99       $168       $351
Scudder Technology Growth Portfolio........................    $25        $ 78       $133       $284
SVS Dreman Financial Services Portfolio....................    $26        $ 79       $136       $289
T. Rowe Price International Stock Portfolio................    $28        $ 85       $145       $307

*The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable period certain option of ten years or longer.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY?

The Allmerica Select Resource II variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;

    - issue age up to your 90th birthday (as long as the Annuitant is under age 90.)

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time), the Guarantee Period Accounts, and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

I HAVE THE ALLMERICA SELECT RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Allmerica Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Allmerica Select Resource II") except as specifically indicated in APPENDIX F -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) - under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. The following are the Sub-Advisers of the AIT Funds and the investment managers of the other Underlying Funds:

                      UNDERLYING FUND                                      SUB-ADVISERS/FUND MANAGERS
------------------------------------------------------------       ------------------------------------------
AIT Core Equity Fund                                               UBS Global Asset Management
                                                                   (Americas), Inc.
                                                                   Goldman Sachs Asset Management
AIT Equity Index Fund                                              Allmerica Asset Management, Inc.
AIT Government Bond Fund                                           Allmerica Asset Management, Inc.
AIT Money Market Fund                                              Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                                  Massachusetts Financial Services Company
                                                                   Jennison Associates LLC
AIT Select Capital Appreciation Fund                               T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund                                   Schroder Investment Management North
                                                                   America Inc.
AIT Select Growth Fund                                             Putnam Investment Management, LLC
AIT Select Growth and Income Fund                                  J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund                               Bank of Ireland Asset Management (U.S.)
                                                                   Limited
AIT Select Investment Grade Income Fund                            Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                                   TCW Investment Management Company
AIT Select Strategic Income Fund                                   Western Asset Management Company
AIT Select Value Opportunity Fund                                  Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                                    A I M Advisors, Inc.
AIM V.I. Blue Chip Fund                                            A I M Advisors, Inc.

                      UNDERLYING FUND                                      SUB-ADVISERS/FUND MANAGERS
------------------------------------------------------------       ------------------------------------------
AIM V.I. Premier Equity Fund                                       A I M Advisors, Inc.
AIM V.I. Basic Value Fund                                          A I M Advisors, Inc.
AIM V.I. Capital Development Fund                                  A I M Advisors, Inc.
AllianceBernstein Small Cap Value Portfolio                        Alliance Capital Management L.P.
AllianceBernstein Value Portfolio                                  Alliance Capital Management L.P.
Alliance Growth and Income Portfolio                               Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                                  Alliance Capital Management L.P.
Alliance Technology Portfolio                                      Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index Fund                                Deutsche Asset Management
Deutsche VIT Small Cap Index Fund                                  Deutsche Asset Management
Eaton Vance VT Floating-Rate Income Fund                           Eaton Vance Management
Eaton Vance VT Worldwide Health Sciences Fund                      OrbiMed Advisors, Inc
Fidelity VIP Equity-Income Portfolio                               Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                                      Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                                 Fidelity Management & Research Company
Fidelity VIP II Contrafund-Registered Trademark- Portfolio         Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio                         Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio                                 Fidelity Management & Research Company
Fidelity VIP III Value Strategies Portfolio                        Fidelity Management & Research Company
FT VIP Franklin Large Cap Growth Securities Fund                   Franklin Advisers, Inc.
FT VIP Franklin Small Cap Fund                                     Franklin Advisers, Inc.
FT VIP Franklin Small Cap Value Securities Fund                    Franklin Advisory Services, LLC
FT VIP Mutual Shares Securities Fund                               Franklin Mutual Advisers, LLC
FT VIP Templeton Foreign Securities Fund                           Templeton Investment Counsel, LLC
INVESCO VIF Dynamics Fund                                          INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                                   INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio                            Janus Capital
Janus Aspen Growth Portfolio                                       Janus Capital
Janus Aspen Growth and Income Portfolio                            Janus Capital
Janus Aspen International Growth Portfolio                         Janus Capital
MFS-Registered Trademark- Mid Cap Growth Series                    Massachusetts Financial Services Company
MFS-Registered Trademark- New Discovery Series                     Massachusetts Financial Services Company
MFS-Registered Trademark- Total Return Series                      Massachusetts Financial Services Company
MFS-Registered Trademark- Utilities Series                         Massachusetts Financial Services Company
Oppenheimer Capital Appreciation Fund/VA                           OppenheimerFunds, Inc.
Oppenheimer Global Securities Fund/VA                              OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                                    OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA                    OppenheimerFunds, Inc.
Oppenheimer Multiple Strategies Fund/VA                            OppenheimerFunds, Inc.
Pioneer Fund VCT Portfolio                                         Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio                           Pioneer Investment Management, Inc.
SVS Dreman Financial Services Portfolio                            Deutsche Investment Management
                                                                   Americas Inc.
Scudder Technology Growth Portfolio                                Deutsche Investment Management
                                                                   Americas Inc.
T. Rowe Price International Stock Portfolio                        T. Rowe Price International, Inc.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES. For more information about the investment advisers, see DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTION section.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

    - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT.").

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in "Other Charges" under "VARIABLE ACCOUNT DEDUCTIONS" and in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under the SUMMARY OF FEES AND EXPENSES section.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of Accumulated Value among your current investments without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

ALLMERICA SELECT SEPARATE ACCOUNT. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Five of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management, Inc. ("DeAM") serves as investment adviser to the Deutsche VIT Small Cap Index Fund and Deutsche VIT EAFE Equity Index Fund.

EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages Eaton Vance VT Floating-Rate Income Fund. OrbiMed Advisors, Inc. ("OrbiMed"), 767 3rd Avenue, New York, New York, manages the Eaton Vance VT Worldwide Health Sciences Fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the Fidelity VIP II Contrafund-Registered Trademark-Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Advisory Services, LLC is the investment adviser to FT VIP Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the
Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-. MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

DEUTSCHE VIT EAFE EQUITY INDEX FUND -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark- Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.

DEUTSCHE VIT SMALL CAP INDEX FUND -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND -- seeks long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests at least 80% of total assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO -- seeks long-term total return. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market capitalization values not exceeding $25 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.

INVESCO VIF DYNAMICS FUND -- seeks long-term capital growth.

INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Under a monthly automatic payment plan, the minimum initial payment is $50.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund of the Trust.

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund. The Owner may change allocation instructions for new payments pursuant to a written or telephone request.

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.

In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program," under FEDERAL TAX CONSIDERATIONS.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Principal Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACTS IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately by withdrawals); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken. See APPENDIX E -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than directly receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the Annuitant has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2.  The difference between (a) and (b) must be greater than zero, where:

    (a) is the Accumulated Value, and

    (b) is gross payments not previously withdrawn.

    If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X$100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X$100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X$85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X$85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

THE EER MAY NOT BE AVAILABLE IN ALL STATES.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Select Investment Grade Income Fund, the AIT Select Growth Fund and the AIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

                (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company currently offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12 of the following:

Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
  with a ten-year waiting period:                             0.25%
Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
  with a fifteen-year waiting period:                         0.15%

For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER' in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments - accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                          CHARGE AS
   COMPLETE             PERCENTAGE OF
  YEARS FROM            NEW PAYMENTS
DATE OF PAYMENT           WITHDRAWN
---------------           ---------
  Less than 1                6.5%
  Less than 2                6.0%
  Less than 3                5.0%
  Less than 4                4.0%
  Less than 5                3.0%
  Less than 6                2.0%
  Less than 7                1.0%
  Thereafter                 0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class;
(2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is:  100% of Cumulative Earnings (calculated as the
                       Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

        Where (2) is:  10% of the Accumulated Value as of the Valuation Date the
                       Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where (3) is:  The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see

"SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                            [(1+i)/(1+j)](n/365) - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "WITHDRAWALS" and "SURRENDER." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.

TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING
PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an

Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.

The Contract provides a standard death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the AIT Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 Act and members of the National Association of

Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 7.0% of payments to broker-dealers that sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract's Accumulated value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                          FOR YEAR                             SINCE
                                                       SUB-ACCOUNT          ENDED                          INCEPTION OF
                                                      INCEPTION DATE      12/31/01          5 YEARS         SUB-ACCOUNT
                                                      --------------   ---------------   --------------   ---------------
AIT Core Equity Fund................................        N/A*                  N/A              N/A               N/A
AIT Equity Index Fund...............................     10/6/00               -18.33%             N/A            -19.17%
AIT Government Bond Fund............................        N/A*                  N/A              N/A               N/A
AIT Money Market Fund...............................     10/8/92                -3.28%            3.27%             3.36%
AIT Select Aggressive Growth Fund...................      9/8/92               -27.54%           -0.78%             7.91%
AIT Select Capital Appreciation Fund................     4/28/95                -8.42%            9.36%            13.69%
AIT Select Emerging Markets Fund....................     2/20/98               -15.72%             N/A             -9.65%
AIT Select Growth Fund..............................      9/8/92               -30.45%            5.61%             8.30%
AIT Select Growth and Income Fund...................      9/8/92               -18.38%            3.59%             7.73%
AIT Select International Equity Fund................      5/3/94               -27.41%            0.52%             4.71%
AIT Select Investment Grade Income Fund.............      9/8/92                 0.03%            4.45%             4.63%
AIT Select Strategic Growth Fund....................     2/20/98               -34.43%             N/A            -18.30%
AIT Select Strategic Income Fund....................     10/6/00                -0.72%             N/A              3.18%
AIT Select Value Opportunity Fund...................     2/20/98                 4.50%             N/A              6.67%
AIM V.I. Aggressive Growth Fund.....................     10/6/00               -31.37%             N/A            -32.29%
AIM V.I. Blue Chip Fund.............................     10/6/00               -28.09%             N/A            -28.46%
AIM V.I. Premier Equity Fund........................     10/6/00               -18.84%             N/A            -19.58%
AIM V.I. Basic Value Fund...........................        N/A*                  N/A              N/A               N/A
AIM V.I. Capital Development Fund...................        N/A*                  N/A              N/A               N/A
AllianceBernstein Small Cap Value Portfolio.........        N/A*                  N/A              N/A               N/A
AllianceBernstein Value Portfolio...................        N/A*                  N/A              N/A               N/A
Alliance Growth and Income Portfolio................     10/6/00                -7.04%             N/A             -2.79%
Alliance Premier Growth Portfolio...................     2/23/01                  N/A              N/A            -16.39%
Alliance Technology Portfolio.......................        N/A*                  N/A              N/A               N/A
Deutsche VIT EAFE Equity Index Fund.................     10/6/00               -30.09%             N/A            -26.97%
Deutsche VIT Small Cap Index Fund...................     10/6/00                -5.25%             N/A             -5.18%
Eaton Vance VT Floating-Rate Income Fund............      5/1/01                  N/A              N/A             -5.52%
Eaton Vance VT Worldwide Health Sciences Fund.......      5/1/01                  N/A              N/A              8.41%
Fidelity VIP Equity-Income Portfolio................      5/1/95               -12.00%            7.24%            10.38%
Fidelity VIP Growth Portfolio.......................      5/1/95               -23.82%            9.53%            12.79%
Fidelity VIP High Income Portfolio..................      5/1/95               -18.23%           -5.63%            -0.94%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio..........................................     10/6/00               -18.54%             N/A            -17.33%
Fidelity VIP III Growth & Income Portfolio..........     10/6/00               -15.29%             N/A            -13.97%
Fidelity VIP III Mid Cap Portfolio..................     10/6/00               -10.15%             N/A             -4.57%
Fidelity VIP III Value Strategies Portfolio.........        N/A*                  N/A              N/A               N/A
FT VIP Franklin Large Cap Growth Securities Fund....        N/A*                  N/A              N/A               N/A
FT VIP Franklin Small Cap Fund......................     10/6/00               -21.33%             N/A            -26.68%
FT VIP Franklin Small Cap Value Securities Fund.....        N/A*                  N/A              N/A               N/A
FT VIP Mutual Shares Securities Fund................     10/6/00                -0.64%             N/A              4.86%
FT VIP Templeton Foreign Securities Fund............        N/A*                  N/A              N/A               N/A
INVESCO VIF Dynamics Fund...........................     10/6/00               -36.08%             N/A            -39.41%
INVESCO VIF Health Sciences Fund....................     10/6/00               -18.86%             N/A            -13.09%
Janus Aspen Aggressive Growth Portfolio.............     10/6/00               -43.92%             N/A            -50.51%
Janus Aspen Growth Portfolio........................     10/6/00               -30.29%             N/A            -34.35%
Janus Aspen Growth and Income Portfolio.............     10/6/00               -19.78%             N/A            -21.94%
Janus Aspen International Growth Portfolio..........     10/6/00               -28.92%             N/A            -31.65%
MFS-Registered Trademark- Mid Cap Growth Series.....        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- New Discovery Series......        N/A*                  N/A              N/A               N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 1A (CONTINUED)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                          FOR YEAR                             SINCE
                                                       SUB-ACCOUNT          ENDED                          INCEPTION OF
                                                      INCEPTION DATE      12/31/01          5 YEARS         SUB-ACCOUNT
                                                      --------------   ---------------   --------------   ---------------
MFS-Registered Trademark- Total Return Series.......        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- Utilities Series..........        N/A*                  N/A              N/A               N/A
Oppenheimer Capital Appreciation Fund/VA............        N/A*                  N/A              N/A               N/A
Oppenheimer Global Securities Fund/VA...............        N/A*                  N/A              N/A               N/A
Oppenheimer High Income Fund/VA.....................        N/A*                  N/A              N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA.....        N/A*                  N/A              N/A               N/A
Oppenheimer Multiple Strategies Fund/VA.............        N/A*                  N/A              N/A               N/A
Pioneer Fund VCT Portfolio..........................      5/1/01                  N/A              N/A            -15.37%
Pioneer Real Estate Shares VCT Portfolio............      5/1/01                  N/A              N/A              1.23%
Scudder Technology Growth Portfolio.................     10/6/00               -37.24%             N/A            -46.82%
SVS Dreman Financial Services Portfolio.............     10/6/00               -11.68%             N/A             -1.41%
T. Rowe Price International Stock Portfolio.........      5/1/95               -27.94%           -1.72%             1.74%

*This is a new Sub-Account so no historical figures are available.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                          FOR YEAR                             SINCE
                                                       SUB-ACCOUNT          ENDED                          INCEPTION OF
                                                      INCEPTION DATE      12/31/01          5 YEARS         SUB-ACCOUNT
                                                      --------------   ---------------   --------------   ---------------
AIT Core Equity Fund................................        N/A*                  N/A              N/A               N/A
AIT Equity Index Fund...............................     10/6/00               -13.25%             N/A            -15.45%
AIT Government Bond Fund............................        N/A*                  N/A              N/A               N/A
AIT Money Market Fund...............................     10/8/92                 2.82%            3.90%             3.49%
AIT Select Aggressive Growth Fund...................      9/8/92               -22.73%            0.07%             8.14%
AIT Select Capital Appreciation Fund................     4/28/95                -2.52%            9.94%            13.90%
AIT Select Emerging Markets Fund....................     2/20/98               -10.40%             N/A             -8.72%
AIT Select Growth Fund..............................      9/8/92               -25.76%            6.34%             8.57%
AIT Select Growth and Income Fund...................      9/8/92               -12.98%            4.39%             8.00%
AIT Select International Equity Fund................      5/3/94               -22.62%            1.35%             4.97%
AIT Select Investment Grade Income Fund.............      9/8/92                 6.43%            5.15%             4.84%
AIT Select Strategic Growth Fund....................     2/20/98               -30.28%             N/A            -17.43%
AIT Select Strategic Income Fund....................     10/6/00                 5.45%             N/A              7.93%
AIT Select Value Opportunity Fund...................     2/20/98                11.11%             N/A              7.61%
AIM V.I. Aggressive Growth Fund.....................     10/6/00               -27.10%             N/A            -29.18%
AIM V.I. Blue Chip Fund.............................     10/6/00               -23.62%             N/A            -25.17%
AIM V.I. Premier Equity Fund........................     10/6/00               -13.79%             N/A            -15.88%
AIM V.I. Basic Value Fund...........................        N/A*                  N/A              N/A               N/A
AIM V.I. Capital Development Fund...................        N/A*                  N/A              N/A               N/A
AllianceBernstein Small Cap Value Portfolio.........        N/A*                  N/A              N/A               N/A
AllianceBernstein Value Portfolio...................        N/A*                  N/A              N/A               N/A
Alliance Growth and Income Portfolio................     10/6/00                -1.25%             N/A              1.69%
Alliance Premier Growth Portfolio...................     2/23/01                  N/A              N/A            -11.28%
Alliance Technology Portfolio.......................        N/A*                  N/A              N/A               N/A
Deutsche VIT EAFE Equity Index Fund.................     10/6/00               -25.74%             N/A            -23.61%
Deutsche VIT Small Cap Index Fund...................     10/6/00                 0.64%             N/A             -0.82%
Eaton Vance VT Floating-Rate Income Fund............      5/1/01                  N/A              N/A              0.35%
Eaton Vance VT Worldwide Health Sciences Fund.......      5/1/01                  N/A              N/A             14.91%
Fidelity VIP Equity-Income Portfolio................      5/1/95                -6.29%            7.88%            10.62%
Fidelity VIP Growth Portfolio.......................      5/1/95               -18.80%           10.10%            13.00%
Fidelity VIP High Income Portfolio..................      5/1/95               -12.97%           -4.93%            -0.65%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio..........................................     10/6/00               -13.47%             N/A            -13.52%
Fidelity VIP III Growth & Income Portfolio..........     10/6/00               -10.03%             N/A            -10.01%
Fidelity VIP III Mid Cap Portfolio..................     10/6/00                -4.57%             N/A             -0.18%
Fidelity VIP III Value Strategies Portfolio.........        N/A*                  N/A              N/A               N/A
FT VIP Franklin Large Cap Growth Securities Fund....        N/A*                  N/A              N/A               N/A
FT VIP Franklin Small Cap Fund......................     10/6/00               -16.44%             N/A            -23.31%
FT VIP Franklin Small Cap Value Securities Fund.....        N/A*                  N/A              N/A               N/A
FT VIP Mutual Shares Securities Fund................     10/6/00                 5.54%             N/A              9.65%
FT VIP Templeton Foreign Securities Fund............        N/A*                  N/A              N/A               N/A
INVESCO VIF Dynamics Fund...........................     10/6/00               -32.10%             N/A            -36.62%
INVESCO VIF Health Sciences Fund....................     10/6/00               -13.81%             N/A             -9.09%
Janus Aspen Aggressive Growth Portfolio.............     10/6/00               -40.44%             N/A            -48.23%
Janus Aspen Growth Portfolio........................     10/6/00               -25.95%             N/A            -31.32%
Janus Aspen Growth and Income Portfolio.............     10/6/00               -14.79%             N/A            -18.34%
Janus Aspen International Growth Portfolio..........     10/6/00               -24.50%             N/A            -28.51%
MFS-Registered Trademark- Mid Cap Growth Series.....        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- New Discovery Series......        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- Total Return Series.......        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- Utilities Series..........        N/A*                  N/A              N/A               N/A
Oppenheimer Capital Appreciation Fund/VA............        N/A*                  N/A              N/A               N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 1B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                          FOR YEAR                             SINCE
                                                       SUB-ACCOUNT          ENDED                          INCEPTION OF
                                                      INCEPTION DATE      12/31/01          5 YEARS         SUB-ACCOUNT
                                                      --------------   ---------------   --------------   ---------------
Oppenheimer Global Securities Fund/VA...............        N/A*                  N/A              N/A               N/A
Oppenheimer High Income Fund/VA.....................        N/A*                  N/A              N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA.....        N/A*                  N/A              N/A               N/A
Oppenheimer Multiple Strategies Fund/VA.............        N/A*                  N/A              N/A               N/A
Pioneer Fund VCT Portfolio..........................      5/1/01                  N/A              N/A            -10.11%
Pioneer Real Estate Shares VCT Portfolio............      5/1/01                  N/A              N/A              7.52%
Scudder Technology Growth Portfolio.................     10/6/00               -33.34%             N/A            -44.38%
SVS Dreman Financial Services Portfolio.............     10/6/00                -6.19%             N/A              3.13%
T. Rowe Price International Stock Portfolio.........      5/1/95               -23.30%           -1.05%             2.00%

*This is a new Sub-Account so no historical figures are available.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                         10 YEARS OR
                                                                      FOR YEAR                        SINCE INCEPTION OF
                                                 UNDERLYING FUND        ENDED                          UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01          5 YEARS            IF LESS
                                                 ---------------   ---------------   --------------   ------------------
AIT Core Equity Fund*..........................      4/29/85               -22.86%            5.76%              8.70%
AIT Equity Index Fund*.........................      9/28/90               -18.33%            8.41%             10.91%
AIT Government Bond Fund*......................      8/26/91                -0.09%            4.49%              4.68%
AIT Money Market Fund*.........................      4/29/85                -3.28%            3.27%              3.29%
AIT Select Aggressive Growth Fund*.............      8/21/92               -27.54%           -0.78%              7.86%
AIT Select Capital Appreciation Fund*..........      4/28/95                -8.42%            9.36%             13.68%
AIT Select Emerging Markets Fund*..............      2/20/98               -15.72%             N/A              -9.65%
AIT Select Growth Fund*........................      8/21/92               -30.45%            5.61%              8.25%
AIT Select Growth and Income Fund*.............      8/21/92               -18.38%            3.59%              7.69%
AIT Select International Equity Fund*..........       5/2/94               -27.41%            0.52%              4.71%
AIT Select Investment Grade Income Fund*.......      4/29/85                 0.03%            4.45%              4.60%
AIT Select Strategic Growth Fund*..............      2/20/98               -34.43%             N/A             -18.30%
AIT Select Strategic Income Fund*..............       7/3/00                -0.72%             N/A               3.15%
AIT Select Value Opportunity Fund*.............      4/30/93                 4.50%           10.88%             12.13%
AIM V.I. Aggressive Growth Fund*...............       5/1/98               -31.37%             N/A              -0.13%
AIM V.I. Blue Chip Fund........................     12/29/99               -28.09%             N/A             -18.69%
AIM V.I. Premier Equity Fund...................       5/5/93               -18.84%            7.73%             11.84%
AIM V.I. Basic Value Fund*.....................      9/10/01                  N/A              N/A              -4.73%
AIM V.I. Capital Development Fund*.............       5/1/98               -14.67%             N/A               1.81%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                  N/A              N/A               3.52%
AllianceBernstein Value Portfolio*.............       5/1/01                  N/A              N/A              -6.75%
Alliance Growth and Income Portfolio*..........      1/14/91                -7.04%           12.44%             13.04%
Alliance Premier Growth Portfolio*.............      6/26/92               -23.20%           10.37%             13.81%
Alliance Technology Portfolio*.................      1/11/96               -30.78%           10.18%             10.09%
Deutsche VIT EAFE Equity Index Fund............      8/22/97               -30.09%             N/A              -4.11%
Deutsche VIT Small Cap Index Fund..............      8/22/97                -5.25%             N/A               2.43%
Eaton Vance VT Floating-Rate Income Fund*......       5/1/01                  N/A              N/A              -5.52%
Eaton Vance VT Worldwide Health Sciences
 Fund*.........................................       5/1/01                  N/A              N/A               8.41%
Fidelity VIP Equity-Income Portfolio...........      10/9/86               -12.00%            7.24%             12.00%
Fidelity VIP Growth Portfolio..................      10/9/86               -23.82%            9.53%             11.70%
Fidelity VIP High Income Portfolio.............      9/19/85               -18.23%           -5.63%              3.70%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       1/3/95               -18.54%            8.48%             14.09%
Fidelity VIP III Growth & Income Portfolio.....     12/31/96               -15.29%            7.93%              7.93%
Fidelity VIP III Mid Cap Portfolio.............     12/28/98               -10.15%             N/A              23.06%
Fidelity VIP III Value Strategies Portfolio*...          N/A                  N/A              N/A                N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96               -17.83%            9.69%             10.67%
FT VIP Franklin Small Cap Fund*................      11/1/95               -21.33%            8.56%             11.79%
FT VIP Franklin Small Cap Value Securities
 Fund*.........................................       5/1/98                 5.42%             N/A               0.10%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                -0.64%            8.20%              8.79%
FT VIP Templeton Foreign Securities Fund*......       5/1/92               -22.22%            2.36%              7.76%
INVESCO VIF Dynamics Fund......................      8/25/97               -36.08%             N/A               3.68%
INVESCO VIF Health Sciences Fund...............      5/22/97               -18.86%             N/A              12.76%
Janus Aspen Aggressive Growth Portfolio........      9/13/93               -43.92%            4.82%             10.67%
Janus Aspen Growth Portfolio...................      9/13/93               -30.29%            6.78%              9.94%
Janus Aspen Growth and Income Portfolio........       5/1/98               -19.78%             N/A              10.04%
Janus Aspen International Growth Portfolio.....       5/2/94               -28.92%            7.61%             11.86%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00               -23.47%             N/A             -16.85%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98               -11.85%             N/A              11.85%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95                -6.93%            8.34%             11.45%
MFS-Registered Trademark- Utilities Series*....       1/3/95               -29.63%            8.57%             13.01%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 2A (CONTINUED)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                         10 YEARS OR
                                                                      FOR YEAR                        SINCE INCEPTION OF
                                                 UNDERLYING FUND        ENDED                          UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01          5 YEARS            IF LESS
                                                 ---------------   ---------------   --------------   ------------------
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85               -18.84%           12.22%             13.59%
Oppenheimer Global Securities Fund/VA*.........     11/12/90               -18.35%           13.43%             12.31%
Oppenheimer High Income Fund/VA*...............      4/30/86                -5.34%            0.88%              7.20%
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95               -16.59%            4.72%             11.18%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87                -5.12%            6.77%              8.66%
Pioneer Fund VCT Portfolio*....................     10/31/97               -17.46%             N/A               4.12%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                -0.18%            3.42%              9.49%
Scudder Technology Growth Portfolio............       5/3/99               -37.24%             N/A              -5.22%
SVS Dreman Financial Services Portfolio........       5/4/98               -11.68%             N/A               0.75%
T. Rowe Price International Stock Portfolio....      3/31/94               -27.94%           -1.72%              2.08%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                         10 YEARS OR
                                                                      FOR YEAR                        SINCE INCEPTION OF
                                                 UNDERLYING FUND        ENDED                          UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01          5 YEARS            IF LESS
                                                 ---------------   ---------------   --------------   ------------------
AIT Core Equity Fund*..........................      4/29/85               -18.06%            6.24%              8.70%
AIT Equity Index Fund*.........................      9/28/90               -13.25%            8.84%             10.91%
AIT Government Bond Fund*......................      8/26/91                 6.12%            5.00%              4.69%
AIT Money Market Fund*.........................      4/29/85                 2.82%            3.90%              3.41%
AIT Select Aggressive Growth Fund*.............      8/21/92               -22.73%            0.07%              8.10%
AIT Select Capital Appreciation Fund*..........      4/28/95                -2.52%            9.94%             13.89%
AIT Select Emerging Markets Fund*..............      2/20/98               -10.40%             N/A              -8.72%
AIT Select Growth Fund*........................      8/21/92               -25.76%            6.34%              8.52%
AIT Select Growth and Income Fund*.............      8/21/92               -12.98%            4.39%              7.96%
AIT Select International Equity Fund*..........       5/2/94               -22.62%            1.35%              4.97%
AIT Select Investment Grade Income Fund*.......      4/29/85                 6.43%            5.15%              4.82%
AIT Select Strategic Growth Fund*..............      2/20/98               -30.28%             N/A             -17.43%
AIT Select Strategic Income Fund*..............       7/3/00                 5.45%             N/A               7.05%
AIT Select Value Opportunity Fund*.............      4/30/93                11.11%           11.32%             12.15%
AIM V.I. Aggressive Growth Fund*...............       5/1/98               -27.10%             N/A               0.88%
AIM V.I. Blue Chip Fund........................     12/29/99               -23.62%             N/A             -16.80%
AIM V.I. Premier Equity Fund...................       5/5/93               -13.79%            8.17%             11.84%
AIM V.I. Basic Value Fund*.....................      9/10/01                  N/A              N/A               1.19%
AIM V.I. Capital Development Fund*.............       5/1/98                -9.37%             N/A               3.47%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                  N/A              N/A               9.96%
AllianceBernstein Value Portfolio*.............       5/1/01                  N/A              N/A              -0.95%
Alliance Growth and Income Portfolio*..........      1/14/91                -1.25%           12.81%             13.04%
Alliance Premier Growth Portfolio*.............      6/26/92               -18.56%           10.77%             13.81%
Alliance Technology Portfolio*.................      1/11/96               -26.48%           10.59%             10.30%
Deutsche VIT EAFE Equity Index Fund............      8/22/97               -25.74%             N/A              -3.51%
Deutsche VIT Small Cap Index Fund..............      8/22/97                 0.64%             N/A               3.06%
Eaton Vance VT Floating-Rate Income Fund*......       5/1/01                  N/A              N/A               0.35%
Eaton Vance VT Worldwide Health Sciences
 Fund*.........................................       5/1/01                  N/A              N/A              14.91%
Fidelity VIP Equity-Income Portfolio...........      10/9/86                -6.29%            7.88%             12.12%
Fidelity VIP Growth Portfolio..................      10/9/86               -18.80%           10.10%             11.82%
Fidelity VIP High Income Portfolio.............      9/19/85               -12.97%           -4.93%              3.82%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       1/3/95               -13.47%            8.91%             14.16%
Fidelity VIP III Growth & Income Portfolio.....     12/31/96               -10.03%            8.37%              8.37%
Fidelity VIP III Mid Cap Portfolio.............     12/28/98                -4.57%             N/A              23.93%
Fidelity VIP III Value Strategies Portfolio*...          N/A                  N/A              N/A                N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96               -12.72%           10.10%             11.00%
FT VIP Franklin Small Cap Fund*................      11/1/95               -16.44%            8.99%             11.88%
FT VIP Franklin Small Cap Value Securities
 Fund*.........................................       5/1/98                11.93%             N/A               1.37%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                 5.54%            8.64%              9.07%
FT VIP Templeton Foreign Securities Fund*......       5/1/92               -17.38%            2.90%              7.77%
INVESCO VIF Dynamics Fund......................      8/25/97               -32.10%             N/A               4.28%
INVESCO VIF Health Sciences Fund...............      5/22/97               -13.81%             N/A              13.18%
Janus Aspen Aggressive Growth Portfolio........      9/13/93               -40.44%            5.31%             10.67%
Janus Aspen Growth Portfolio...................      9/13/93               -25.95%            7.24%              9.94%
Janus Aspen Growth and Income Portfolio........       5/1/98               -14.79%             N/A              10.88%
Janus Aspen International Growth Portfolio.....       5/2/94               -24.50%            8.06%             11.86%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00               -18.71%             N/A             -13.78%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98                -6.37%             N/A              12.85%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95                -1.14%            8.77%             11.60%
MFS-Registered Trademark- Utilities Series*....       1/3/95               -25.26%            9.00%             13.15%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              TABLE 2B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                         10 YEARS OR
                                                                      FOR YEAR                        SINCE INCEPTION OF
                                                 UNDERLYING FUND        ENDED                          UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01          5 YEARS            IF LESS
                                                 ---------------   ---------------   --------------   ------------------
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85               -13.80%           12.59%             13.59%
Oppenheimer Global Securities Fund/VA*.........     11/12/90               -13.27%           13.79%             12.31%
Oppenheimer High Income Fund/VA*...............      4/30/86                 0.54%            1.44%              7.20%
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95               -11.41%            5.22%             11.35%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87                 0.78%            7.23%              8.66%
Pioneer Fund VCT Portfolio*....................     10/31/97               -12.33%             N/A               6.47%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                 6.02%            3.94%              9.58%
Scudder Technology Growth Portfolio............       5/3/99               -33.34%             N/A              -3.57%
SVS Dreman Financial Services Portfolio........       5/4/98                -6.19%             N/A               1.77%
T. Rowe Price International Stock Portfolio....      3/31/94               -23.30%           -1.05%              2.21%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                   APPENDIX C
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                          FOR YEAR                             SINCE
                                                       SUB-ACCOUNT          ENDED                          INCEPTION OF
                                                      INCEPTION DATE      12/31/01          5 YEARS         SUB-ACCOUNT
                                                      --------------   ---------------   --------------   ---------------
AIT Core Equity Fund................................        N/A*                  N/A              N/A               N/A
AIT Equity Index Fund...............................     2/23/01                  N/A              N/A            -13.51%
AIT Government Bond Fund............................        N/A*                  N/A              N/A               N/A
AIT Money Market Fund...............................      4/7/94                -3.29%            3.25%             3.71%
AIT Select Aggressive Growth Fund...................     4/21/94               -27.53%           -0.75%             5.44%
AIT Select Capital Appreciation Fund................     4/30/95                -8.41%            9.38%            13.69%
AIT Select Emerging Markets Fund....................     2/20/98               -15.72%             N/A             -9.65%
AIT Select Growth Fund..............................     4/21/94               -30.42%            5.63%             9.73%
AIT Select Growth and Income Fund...................     4/20/94               -18.38%            3.59%             8.91%
AIT Select International Equity Fund................      5/3/94               -27.41%            0.52%             4.71%
AIT Select Investment Grade Income Fund.............     4/20/94                 0.01%            4.41%             5.18%
AIT Select Strategic Growth Fund....................     2/20/98               -34.45%             N/A            -18.32%
AIT Select Strategic Income Fund....................     2/23/01                  N/A              N/A             -1.65%
AIT Select Value Opportunity Fund...................     2/20/98                 4.49%             N/A              6.66%
AIM V.I. Aggressive Growth Fund.....................     2/23/01                  N/A              N/A            -21.20%
AIM V.I. Blue Chip Fund.............................     2/23/01                  N/A              N/A            -19.63%
AIM V.I. Premier Equity Fund........................     2/23/01                  N/A              N/A            -15.19%
AIM V.I. Basic Value Fund...........................        N/A*                  N/A              N/A               N/A
AIM V.I. Capital Development Fund...................        N/A*                  N/A              N/A               N/A
AllianceBernstein Small Cap Value Portfolio.........        N/A*                  N/A              N/A               N/A
AllianceBernstein Value Portfolio...................        N/A*                  N/A              N/A               N/A
Alliance Growth and Income Portfolio................     2/23/01                  N/A              N/A             -7.69%
Alliance Premier Growth Portfolio...................     2/23/01                  N/A              N/A            -16.47%
Alliance Technology Portfolio.......................        N/A*                  N/A              N/A               N/A
Deutsche VIT EAFE Equity Index Fund.................     2/23/01                  N/A              N/A            -23.04%
Deutsche VIT Small Cap Index Fund...................     2/23/01                  N/A              N/A             -3.83%
Eaton Vance VT Floating-Rate Income Fund............      5/1/01                  N/A              N/A             -5.53%
Eaton Vance VT Worldwide Health Sciences Fund.......      5/1/01                  N/A              N/A              8.41%
Fidelity VIP Equity-Income Portfolio................      5/1/95               -12.00%            7.25%            10.39%
Fidelity VIP Growth Portfolio.......................      5/1/95               -23.81%            9.54%            12.80%
Fidelity VIP High Income Portfolio..................      5/1/95               -18.25%           -5.66%            -0.97%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio..........................................     2/23/01                  N/A              N/A            -10.66%
Fidelity VIP III Growth & Income Portfolio..........     2/23/01                  N/A              N/A            -10.04%
Fidelity VIP III Mid Cap Portfolio..................     2/23/01                  N/A              N/A             -2.50%
Fidelity VIP III Value Strategies Portfolio.........        N/A*                  N/A              N/A               N/A
FT VIP Franklin Large Cap Growth Securities Fund....        N/A*                  N/A              N/A               N/A
FT VIP Franklin Small Cap Fund......................     2/23/01                  N/A              N/A            -13.34%
FT VIP Franklin Small Cap Value Securities Fund.....        N/A*                  N/A              N/A               N/A
FT VIP Mutual Shares Securities Fund................     2/23/01                  N/A              N/A             -4.26%
FT VIP Templeton Foreign Securities Fund............        N/A*                  N/A              N/A               N/A
INVESCO VIF Dynamics Fund...........................     2/23/01                  N/A              N/A            -26.69%
INVESCO VIF Health Sciences Fund....................     2/23/01                  N/A              N/A             -6.71%
Janus Aspen Aggressive Growth Portfolio.............     2/23/01                  N/A              N/A            -33.84%
Janus Aspen Growth Portfolio........................     2/23/01                  N/A              N/A            -24.62%
Janus Aspen Growth and Income Portfolio.............     2/23/01                  N/A              N/A            -14.52%
Janus Aspen International Growth Portfolio..........     2/23/01                  N/A              N/A            -22.42%
MFS-Registered Trademark- Mid Cap Growth Series.....        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- New Discovery Series......        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- Total Return Series.......        N/A*                  N/A              N/A               N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 1A (CONTINUED)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                          FOR YEAR                             SINCE
                                                       SUB-ACCOUNT          ENDED                          INCEPTION OF
                                                      INCEPTION DATE      12/31/01          5 YEARS         SUB-ACCOUNT
                                                      --------------   ---------------   --------------   ---------------
MFS-Registered Trademark- Utilities Series..........        N/A*                  N/A              N/A               N/A
Oppenheimer Capital Appreciation Fund/VA............        N/A*                  N/A              N/A               N/A
Oppenheimer Global Securities Fund/VA...............        N/A*                  N/A              N/A               N/A
Oppenheimer High Income Fund/VA.....................        N/A*                  N/A              N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA.....        N/A*                  N/A              N/A               N/A
Oppenheimer Multiple Strategies Fund/VA.............        N/A*                  N/A              N/A               N/A
Pioneer Fund VCT Portfolio..........................      5/1/01                  N/A              N/A            -15.38%
Pioneer Real Estate Shares VCT Portfolio............      5/1/01                  N/A              N/A              1.23%
Scudder Technology Growth Portfolio.................     2/23/01                  N/A              N/A            -27.37%
SVS Dreman Financial Services Portfolio.............     2/23/01                  N/A              N/A             -5.14%
T. Rowe Price International Stock Portfolio.........      5/1/95               -27.94%           -1.72%             1.74%

*This is a new Sub-Account so no historical figures are available.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                          FOR YEAR                             SINCE
                                                       SUB-ACCOUNT          ENDED                          INCEPTION OF
                                                      INCEPTION DATE      12/31/01          5 YEARS         SUB-ACCOUNT
                                                      --------------   ---------------   --------------   ---------------
AIT Core Equity Fund................................        N/A*                  N/A              N/A               N/A
AIT Equity Index Fund...............................     2/23/01                  N/A              N/A             -8.14%
AIT Government Bond Fund............................        N/A*                  N/A              N/A               N/A
AIT Money Market Fund...............................      4/7/94                 2.82%            3.90%             3.85%
AIT Select Aggressive Growth Fund...................     4/21/94               -22.73%            0.07%             5.69%
AIT Select Capital Appreciation Fund................     4/30/95                -2.51%            9.94%            13.89%
AIT Select Emerging Markets Fund....................     2/20/98               -10.40%             N/A             -8.72%
AIT Select Growth Fund..............................     4/21/94               -25.76%            6.34%             9.96%
AIT Select Growth and Income Fund...................     4/20/94               -12.98%            4.39%             9.16%
AIT Select International Equity Fund................      5/3/94               -22.62%            1.35%             4.97%
AIT Select Investment Grade Income Fund.............     4/20/94                 6.43%            5.15%             5.42%
AIT Select Strategic Growth Fund....................     2/20/98               -30.28%             N/A            -17.43%
AIT Select Strategic Income Fund....................     2/23/01                  N/A              N/A              4.46%
AIT Select Value Opportunity Fund...................     2/20/98                11.11%             N/A              7.61%
AIM V.I. Aggressive Growth Fund.....................     2/23/01                  N/A              N/A            -16.30%
AIM V.I. Blue Chip Fund.............................     2/23/01                  N/A              N/A            -14.63%
AIM V.I. Premier Equity Fund........................     2/23/01                  N/A              N/A             -9.91%
AIM V.I. Basic Value Fund...........................        N/A*                  N/A              N/A               N/A
AIM V.I. Capital Development Fund...................        N/A*                  N/A              N/A               N/A
AllianceBernstein Small Cap Value Portfolio.........        N/A*                  N/A              N/A               N/A
AllianceBernstein Value Portfolio...................        N/A*                  N/A              N/A               N/A
Alliance Growth and Income Portfolio................     2/23/01                  N/A              N/A             -1.85%
Alliance Premier Growth Portfolio...................     2/23/01                  N/A              N/A            -11.27%
Alliance Technology Portfolio.......................        N/A*                  N/A              N/A               N/A
Deutsche VIT EAFE Equity Index Fund.................     2/23/01                  N/A              N/A            -18.26%
Deutsche VIT Small Cap Index Fund...................     2/23/01                  N/A              N/A              2.15%
Eaton Vance VT Floating-Rate Income Fund............      5/1/01                  N/A              N/A              0.35%
Eaton Vance VT Worldwide Health Sciences Fund.......      5/1/01                  N/A              N/A             14.91%
Fidelity VIP Equity-Income Portfolio................      5/1/95                -6.29%            7.87%            10.62%
Fidelity VIP Growth Portfolio.......................      5/1/95               -18.80%           10.10%            13.00%
Fidelity VIP High Income Portfolio..................      5/1/95               -12.97%           -4.93%            -0.65%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio..........................................     2/23/01                  N/A              N/A             -5.11%
Fidelity VIP III Growth & Income Portfolio..........     2/23/01                  N/A              N/A             -4.45%
Fidelity VIP III Mid Cap Portfolio..................     2/23/01                  N/A              N/A              3.56%
Fidelity VIP III Value Strategies Portfolio.........        N/A*                  N/A              N/A               N/A
FT VIP Franklin Large Cap Growth Securities Fund....        N/A*                  N/A              N/A               N/A
FT VIP Franklin Small Cap Fund......................     2/23/01                  N/A              N/A             -7.95%
FT VIP Franklin Small Cap Value Securities Fund.....        N/A*                  N/A              N/A               N/A
FT VIP Mutual Shares Securities Fund................     2/23/01                  N/A              N/A              1.69%
FT VIP Templeton Foreign Securities Fund............        N/A*                  N/A              N/A               N/A
INVESCO VIF Dynamics Fund...........................     2/23/01                  N/A              N/A            -22.09%
INVESCO VIF Health Sciences Fund....................     2/23/01                  N/A              N/A             -0.92%
Janus Aspen Aggressive Growth Portfolio.............     2/23/01                  N/A              N/A            -29.73%
Janus Aspen Growth Portfolio........................     2/23/01                  N/A              N/A            -19.94%
Janus Aspen Growth and Income Portfolio.............     2/23/01                  N/A              N/A             -9.17%
Janus Aspen International Growth Portfolio..........     2/23/01                  N/A              N/A            -17.60%
MFS-Registered Trademark- Mid Cap Growth Series.....        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- New Discovery Series......        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- Total Return Series.......        N/A*                  N/A              N/A               N/A
MFS-Registered Trademark- Utilities Series..........        N/A*                  N/A              N/A               N/A
Oppenheimer Capital Appreciation Fund/VA............        N/A*                  N/A              N/A               N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 1B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                          FOR YEAR                             SINCE
                                                       SUB-ACCOUNT          ENDED                          INCEPTION OF
                                                      INCEPTION DATE      12/31/01          5 YEARS         SUB-ACCOUNT
                                                      --------------   ---------------   --------------   ---------------
Oppenheimer Global Securities Fund/VA...............        N/A*                  N/A              N/A               N/A
Oppenheimer High Income Fund/VA.....................        N/A*                  N/A              N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA.....        N/A*                  N/A              N/A               N/A
Oppenheimer Multiple Strategies Fund/VA.............        N/A*                  N/A              N/A               N/A
Pioneer Fund VCT Portfolio..........................      5/1/01                  N/A              N/A            -10.12%
Pioneer Real Estate Shares VCT Portfolio............      5/1/01                  N/A              N/A              7.52%
Scudder Technology Growth Portfolio.................     2/23/01                  N/A              N/A            -22.85%
SVS Dreman Financial Services Portfolio.............     2/23/01                  N/A              N/A              0.75%
T. Rowe Price International Stock Portfolio.........      5/1/95               -23.31%           -1.05%             2.00%

*This is a new Sub-Account so no historical figures are available.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                         10 YEARS OR
                                                                      FOR YEAR                        SINCE INCEPTION OF
                                                 UNDERLYING FUND        ENDED                          UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01          5 YEARS            IF LESS
                                                 ---------------   ---------------   --------------   ------------------
AIT Core Equity Fund*..........................      4/29/85               -22.86%            5.76%              8.70%
AIT Equity Index Fund*.........................      9/28/90               -18.32%            8.41%             10.91%
AIT Government Bond Fund*......................      8/26/91                -0.09%            4.49%              4.68%
AIT Money Market Fund*.........................      4/29/85                -3.29%            3.25%              3.26%
AIT Select Aggressive Growth Fund*.............      8/21/92               -27.53%           -0.75%              7.88%
AIT Select Capital Appreciation Fund*..........      4/28/95                -8.41%            9.38%             13.69%
AIT Select Emerging Markets Fund*..............      2/20/98               -15.72%             N/A              -9.65%
AIT Select Growth Fund*........................      8/21/92               -30.42%            5.63%              8.27%
AIT Select Growth and Income Fund*.............      8/21/92               -18.38%            3.59%              7.68%
AIT Select International Equity Fund*..........       5/2/94               -27.41%            0.52%              4.71%
AIT Select Investment Grade Income Fund*.......      4/29/85                 0.01%            4.41%              4.57%
AIT Select Strategic Growth Fund*..............      2/20/98               -34.45%             N/A             -18.32%
AIT Select Strategic Income Fund*..............       7/3/00                -0.71%             N/A               3.16%
AIT Select Value Opportunity Fund*.............      4/30/93                 4.49%           10.88%             12.12%
AIM V.I. Aggressive Growth Fund*...............       5/1/98               -31.36%             N/A              -0.12%
AIM V.I. Blue Chip Fund........................     12/29/99               -28.10%             N/A             -18.70%
AIM V.I. Premier Equity Fund...................       5/5/93               -18.83%            7.73%             11.84%
AIM V.I. Basic Value Fund*.....................      9/10/01                  N/A              N/A              -4.73%
AIM V.I. Capital Development Fund*.............       5/1/98               -14.67%             N/A               1.81%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                  N/A              N/A               3.52%
AllianceBernstein Value Portfolio*.............       5/1/01                  N/A              N/A              -6.75%
Alliance Growth and Income Portfolio*..........      1/14/91                -7.08%           12.43%             13.04%
Alliance Premier Growth Portfolio*.............      6/26/92               -23.32%           10.37%             13.81%
Alliance Technology Portfolio*.................      1/11/96               -30.78%           10.18%             10.09%
Deutsche VIT EAFE Equity Index Fund............      8/22/97               -30.09%             N/A              -4.11%
Deutsche VIT Small Cap Index Fund..............      8/22/97                -5.24%             N/A               2.44%
Eaton Vance VT Floating-Rate Income Fund*......       5/1/01                  N/A              N/A              -5.53%
Eaton Vance VT Worldwide Health Sciences
 Fund*.........................................       5/1/01                  N/A              N/A               8.41%
Fidelity VIP Equity-Income Portfolio...........      10/9/86               -12.00%            7.25%             12.01%
Fidelity VIP Growth Portfolio..................      10/9/86               -23.81%            9.54%             11.71%
Fidelity VIP High Income Portfolio.............      9/19/85               -18.25%           -5.66%              3.68%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       1/3/95               -18.54%            8.48%             14.09%
Fidelity VIP III Growth & Income Portfolio.....     12/31/96               -15.28%            7.93%              7.93%
Fidelity VIP III Mid Cap Portfolio.............     12/28/98               -10.15%             N/A              23.06%
Fidelity VIP III Value Strategies Portfolio*...          N/A                  N/A              N/A                N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96               -17.83%            9.69%             10.67%
FT VIP Franklin Small Cap Fund*................      11/1/95               -21.33%            8.57%             11.79%
FT VIP Franklin Small Cap Value Securities
 Fund*.........................................       5/1/98                 5.42%             N/A               0.10%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                -0.63%            8.20%              8.80%
FT VIP Templeton Foreign Securities Fund*......       5/1/92               -22.22%            2.36%              7.76%
INVESCO VIF Dynamics Fund......................      8/25/97               -36.13%             N/A               3.66%
INVESCO VIF Health Sciences Fund...............      5/22/97               -18.85%             N/A              12.76%
Janus Aspen Aggressive Growth Portfolio........      9/13/93               -43.93%            4.82%             10.67%
Janus Aspen Growth Portfolio...................      9/13/93               -30.28%            6.78%              9.94%
Janus Aspen Growth and Income Portfolio........       5/1/98               -19.81%             N/A              10.02%
Janus Aspen International Growth Portfolio.....       5/2/94               -28.90%            7.63%             11.87%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00               -23.47%             N/A             -16.85%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98               -11.85%             N/A              11.85%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95                -6.93%            8.34%             11.45%
MFS-Registered Trademark- Utilities Series*....       1/3/95               -29.63%            8.57%             13.01%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 2A (CONTINUED)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                         10 YEARS OR
                                                                      FOR YEAR                        SINCE INCEPTION OF
                                                 UNDERLYING FUND        ENDED                          UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01          5 YEARS            IF LESS
                                                 ---------------   ---------------   --------------   ------------------
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85               -18.84%           12.22%             13.59%
Oppenheimer Global Securities Fund/VA*.........     11/12/90               -18.35%           13.43%             12.31%
Oppenheimer High Income Fund/VA*...............      4/30/86                -5.34%            0.88%              7.20%
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95               -16.59%            4.72%             11.18%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87                -5.12%            6.77%              8.66%
Pioneer Fund VCT Portfolio*....................     10/31/97               -17.47%             N/A               4.11%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                -0.18%            3.42%              9.49%
Scudder Technology Growth Portfolio............       5/3/99               -37.24%             N/A              -5.22%
SVS Dreman Financial Services Portfolio........       5/4/98               -11.67%             N/A               0.76%
T. Rowe Price International Stock Portfolio....      3/31/94               -27.94%           -1.72%              2.08%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                         10 YEARS OR
                                                                      FOR YEAR                        SINCE INCEPTION OF
                                                 UNDERLYING FUND        ENDED                          UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01          5 YEARS            IF LESS
                                                 ---------------   ---------------   --------------   ------------------
AIT Core Equity Fund*..........................      4/29/85               -18.06%            6.24%              8.70%
AIT Equity Index Fund*.........................      9/28/90               -13.24%            8.84%             10.91%
AIT Government Bond Fund*......................      8/26/91                 6.12%            5.00%              4.69%
AIT Money Market Fund*.........................      4/29/85                 2.82%            3.90%              3.41%
AIT Select Aggressive Growth Fund*.............      8/21/92               -22.73%            0.07%              8.09%
AIT Select Capital Appreciation Fund*..........      4/28/95                -2.51%            9.94%             13.89%
AIT Select Emerging Markets Fund*..............      2/20/98               -10.40%             N/A              -8.72%
AIT Select Growth Fund*........................      8/21/92               -25.76%            6.34%              8.52%
AIT Select Growth and Income Fund*.............      8/21/92               -12.98%            4.39%              7.96%
AIT Select International Equity Fund*..........       5/2/94               -22.62%            1.35%              4.97%
AIT Select Investment Grade Income Fund*.......      4/29/85                 6.43%            5.15%              4.82%
AIT Select Strategic Growth Fund*..............      2/20/98               -30.28%             N/A             -17.43%
AIT Select Strategic Income Fund*..............       7/3/00                 5.46%             N/A               7.06%
AIT Select Value Opportunity Fund*.............      4/30/93                11.11%           11.31%             12.14%
AIM V.I. Aggressive Growth Fund*...............       5/1/98               -27.09%             N/A               0.88%
AIM V.I. Blue Chip Fund........................     12/29/99               -23.63%             N/A             -16.80%
AIM V.I. Premier Equity Fund...................       5/5/93               -13.79%            8.17%             11.84%
AIM V.I. Basic Value Fund*.....................      9/10/01                  N/A              N/A               1.19%
AIM V.I. Capital Development Fund*.............       5/1/98                -9.37%             N/A               3.47%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                  N/A              N/A               9.96%
AllianceBernstein Value Portfolio*.............       5/1/01                  N/A              N/A              -0.95%
Alliance Growth and Income Portfolio*..........      1/14/91                -1.20%           12.82%             13.04%
Alliance Premier Growth Portfolio*.............      6/26/92               -18.56%           10.77%             13.81%
Alliance Technology Portfolio*.................      1/11/96               -26.48%           10.59%             10.30%
Deutsche VIT EAFE Equity Index Fund............      8/22/97               -25.75%             N/A              -3.51%
Deutsche VIT Small Cap Index Fund..............      8/22/97                 0.65%             N/A               3.07%
Eaton Vance VT Floating-Rate Income Fund*......       5/1/01                  N/A              N/A               0.35%
Eaton Vance VT Worldwide Health Sciences
 Fund*.........................................       5/1/01                  N/A              N/A              14.91%
Fidelity VIP Equity-Income Portfolio...........      10/9/86                -6.29%            7.87%             12.12%
Fidelity VIP Growth Portfolio..................      10/9/86               -18.80%           10.10%             11.82%
Fidelity VIP High Income Portfolio.............      9/19/85               -12.97%           -4.93%              3.82%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..........................       1/3/95               -13.47%            8.91%             14.16%
Fidelity VIP III Growth & Income Portfolio.....     12/31/96               -10.02%            8.37%              8.37%
Fidelity VIP III Mid Cap Portfolio.............     12/28/98                -4.56%             N/A              23.93%
Fidelity VIP III Value Strategies Portfolio*...          N/A                  N/A              N/A                N/A
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96               -12.72%           10.10%             11.00%
FT VIP Franklin Small Cap Fund*................      11/1/95               -16.44%            9.00%             11.89%
FT VIP Franklin Small Cap Value Securities
 Fund*.........................................       5/1/98                11.93%             N/A               1.37%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                 5.55%            8.64%              9.07%
FT VIP Templeton Foreign Securities Fund*......       5/1/92               -17.38%            2.90%              7.77%
INVESCO VIF Dynamics Fund......................      8/25/97               -32.11%             N/A               4.28%
INVESCO VIF Health Sciences Fund...............      5/22/97               -13.81%             N/A              13.18%
Janus Aspen Aggressive Growth Portfolio........      9/13/93               -40.44%            5.31%             10.67%
Janus Aspen Growth Portfolio...................      9/13/93               -25.95%            7.24%              9.94%
Janus Aspen Growth and Income Portfolio........       5/1/98               -14.78%             N/A              10.88%
Janus Aspen International Growth Portfolio.....       5/2/94               -24.48%            8.07%             11.87%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00               -18.71%             N/A             -13.78%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98                -6.37%             N/A              12.85%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95                -1.14%            8.77%             11.60%
MFS-Registered Trademark- Utilities Series*....       1/3/95               -25.26%            9.00%             13.15%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 2B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                         10 YEARS OR
                                                                      FOR YEAR                        SINCE INCEPTION OF
                                                 UNDERLYING FUND        ENDED                          UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01          5 YEARS            IF LESS
                                                 ---------------   ---------------   --------------   ------------------
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85               -13.80%           12.59%             13.59%
Oppenheimer Global Securities Fund/VA*.........     11/12/90               -13.27%           13.79%             12.31%
Oppenheimer High Income Fund/VA*...............      4/30/86                 0.54%            1.44%              7.20%
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95               -11.41%            5.22%             11.35%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87                 0.78%            7.23%              8.66%
Pioneer Fund VCT Portfolio*....................     10/31/97               -12.34%             N/A               6.47%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                 6.03%            3.94%              9.58%
Scudder Technology Growth Portfolio............       5/3/99               -33.34%             N/A              -3.57%
SVS Dreman Financial Services Portfolio........       5/4/98                -6.18%             N/A               1.77%
T. Rowe Price International Stock Portfolio....      3/31/94               -23.31%           -1.05%              2.21%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
    1      $54,000.00      $ 5,400.00         6.5%     $3,159.00
    2       58,320.00        8,320.00         6.0%      3,000.00
    3       62,985.60       12,985.60         5.0%      2,500.00
    4       68,024.45       18,024.45         4.0%      2,000.00
    5       73,466.40       23,466.40         3.0%      1,500.00
    6       79,343.72       29,343.72         2.0%      1,000.00
    7       85,691.21       35,691.21         1.0%        500.00
    8       92,546.51       42,546.51         0.0%          0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
    1      $54,000.00   $     0.00      $ 5,400.00         6.5%      $  0.00
    2       58,320.00         0.00        8,320.00         6.0%         0.00
    3       62,985.60         0.00       12,985.60         5.0%         0.00
    4       68,024.45    30,000.00       18,024.45         4.0%       479.02
    5       41,066.40    10,000.00        4,106.64         3.0%       176.80
    6       33,551.72     5,000.00        3,355.17         2.0%        32.90
    7       30,835.85    10,000.00        3,083.59         1.0%        69.16
    8       22,502.72    15,000.00        2,250.27         0.0%         0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17452

The Market Value Adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The Market Value Adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX E
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00          0.00      58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70        500.00      53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17          0.00      58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59        500.00      64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95          0.00      70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54        500.00      78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49          0.00      85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34          0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

                        HYPOTHETICAL                 HYPOTHETICAL
      CONTRACT          ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
        YEAR               VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
---------------------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
          1              $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
          2               53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
          3                3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
          4                3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
          5                3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
          6                4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
          7                4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
          8                5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
          9                5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
         10                  691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
CONTRACT       ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment

                                   APPENDIX F
           DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT

1. The Guarantee Period Accounts and the Enhanced Earning Rider are not available under Allmerica Select Resource I.

2. The waiver of surrender charge offered in Allmerica Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Allmerica Select Resource I. "NOTE: THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW YORK OR NEW JERSEY UNDER EITHER ALLMERICA SELECT RESOURCE I OR ALLMERICA SELECT RESOURCE II."

3. The Withdrawal Without Surrender Charge privilege under Allmerica Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

4.  The death benefit under Allmerica Select Resource I is the greatest of:
    1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

5. Any payment to the Fixed Account offered under Allmerica Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Allmerica Select Resource I in Oregon. The Fixed Account offered under Allmerica Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Allmerica Select Resource II)

6. The $30 Contract fee under Allmerica Select Resource I is not waived under any circumstances.

7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying
    (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Allmerica Select Resource I contract rather than the examples on pages 11 through 14 of this prospectus:

1(A) WITH SURRENDER CHARGE                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------                                                        ------  -------  -------  --------
AIT Core Equity Fund............................................................   $81    $114     $146       $255
AIT Equity Index Fund...........................................................   $78    $106     $132       $227
AIT Government Bond Fund........................................................   $81    $113     $144       $252
AIT Money Market Fund...........................................................   $78    $107     $133       $230
AIT Select Aggressive Growth Fund...............................................   $84    $123     $160       $285
AIT Select Capital Appreciation Fund............................................   $84    $124     $162       $289
AIT Select Emerging Markets Fund................................................   $92    $146     $199       $359
AIT Select Growth Fund..........................................................   $83    $121     $158       $280
AIT Select Growth and Income Fund...............................................   $82    $118     $152       $268
AIT Select International Equity Fund............................................   $85    $126     $166       $295
AIT Select Investment Grade Income Fund.........................................   $80    $110     $138       $241
AIT Select Strategic Growth Fund................................................   $86    $130     $172       $308

1(A) WITH SURRENDER CHARGE                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------                                                        ------  -------  -------  --------
AIT Select Strategic Income Fund................................................   $85    $125     $164       $291
AIT Select Value Opportunity Fund...............................................   $84    $124     $161       $287
AIM V.I. Aggressive Growth Fund.................................................   $86    $128     $168       $300
AIM V.I. Blue Chip Fund.........................................................   $86    $129     $171       $305
AIM V.I. Premier Equity Fund....................................................   $82    $117     $150       $265
AIM V.I. Basic Value Fund.......................................................   $88    $135     $180       $323
AIM V.I. Capital Development Fund...............................................   $88    $134     $178       $319
AllianceBernstein Small Cap Value Portfolio.....................................   $88    $135     $180       $323
AllianceBernstein Value Portfolio...............................................   $88    $135     $180       $323
Alliance Growth and Income Portfolio............................................   $83    $119     $154       $272
Alliance Premier Growth Portfolio...............................................   $86    $130     $172       $308
Alliance Technology Portfolio...................................................   $87    $131     $174       $312
Deutsche VIT EAFE Equity Index Fund.............................................   $80    $111     $140       $244
Deutsche VIT Small Cap Index Fund...............................................   $78    $105     $130       $223
Eaton Vance VT Floating-Rate Income Fund........................................   $87    $131     $174       $312
Eaton Vance VT Worldwide Health Sciences Fund...................................   $96    $160     $221       $400
Fidelity VIP Equity-Income Portfolio............................................   $79    $109     $136       $237
Fidelity VIP Growth Portfolio...................................................   $80    $112     $142       $247
Fidelity VIP High Income Portfolio..............................................   $81    $113     $143       $250
Fidelity VIP II Contrafund-Registered Trademark- Portfolio......................   $80    $112     $142       $247
Fidelity VIP III Growth & Income Portfolio......................................   $79    $109     $136       $237
Fidelity VIP III Mid Cap Portfolio..............................................   $80    $112     $142       $248
Fidelity VIP III Value Strategies Portfolio.....................................   $84    $124     $162       $289
FT VIP Franklin Large Cap Growth Securities Fund................................   $84    $122     $159       $283
FT VIP Franklin Small Cap Fund..................................................   $84    $124     $162       $289
FT VIP Franklin Small Cap Value Securities Fund.................................   $84    $123     $160       $285
FT VIP Mutual Shares Securities Fund............................................   $84    $123     $160       $284
FT VIP Templeton Foreign Securities Fund........................................   $85    $126     $166       $295
INVESCO VIF Dynamics Fund.......................................................   $84    $124     $162       $288
INVESCO VIF Health Sciences Fund................................................   $84    $123     $161       $286
Janus Aspen Aggressive Growth Portfolio.........................................   $83    $119     $154       $272
Janus Aspen Growth Portfolio....................................................   $83    $119     $153       $271
Janus Aspen Growth and Income Portfolio.........................................   $83    $120     $155       $275
Janus Aspen International Growth Portfolio......................................   $83    $120     $156       $276
MFS-Registered Trademark- Mid Cap Growth Series.................................   $85    $126     $165       $294
MFS-Registered Trademark- New Discovery Series..................................   $87    $131     $173       $310
MFS-Registered Trademark- Total Return Series...................................   $85    $126     $165       $293
MFS-Registered Trademark- Utilities Series......................................   $85    $127     $167       $297
Oppenheimer Capital Appreciation Fund/VA........................................   $83    $119     $153       $271
Oppenheimer Global Securities Fund/VA...........................................   $83    $120     $155       $275
Oppenheimer High Income Fund/VA.................................................   $84    $123     $161       $286
Oppenheimer Main Street Growth & Income Fund/VA.................................   $83    $121     $157       $278
Oppenheimer Multiple Strategies Fund/VA.........................................   $84    $122     $158       $281
Pioneer Fund VCT Portfolio......................................................   $84    $123     $160       $284
Pioneer Real Estate Shares VCT Portfolio........................................   $89    $137     $183       $330
SVS Dreman Financial Services Portfolio.........................................   $82    $116     $148       $261
Scudder Technology Growth Portfolio.............................................   $82    $117     $151       $266
T. Rowe Price International Stock Portfolio.....................................   $84    $123     $160       $285

2(A) WITHOUT SURRENDER CHARGE                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------                                                     ------  -------  -------  --------
AIT Core Equity Fund............................................................   $23     $69     $119       $255
AIT Equity Index Fund...........................................................   $20     $61     $105       $227
AIT Government Bond Fund........................................................   $22     $69     $117       $252
AIT Money Market Fund...........................................................   $20     $62     $106       $230
AIT Select Aggressive Growth Fund...............................................   $25     $78     $134       $285
AIT Select Capital Appreciation Fund............................................   $26     $79     $136       $289
AIT Select Emerging Markets Fund................................................   $33    $102     $172       $359
AIT Select Growth Fund..........................................................   $25     $77     $131       $280
AIT Select Growth and Income Fund...............................................   $24     $73     $125       $268
AIT Select International Equity Fund............................................   $27     $81     $139       $295
AIT Select Investment Grade Income Fund.........................................   $21     $65     $112       $241
AIT Select Strategic Growth Fund................................................   $28     $85     $145       $308
AIT Select Strategic Income Fund................................................   $26     $80     $137       $291
AIT Select Value Opportunity Fund...............................................   $26     $79     $135       $287
AIM V.I. Aggressive Growth Fund.................................................   $27     $83     $141       $300
AIM V.I. Blue Chip Fund.........................................................   $28     $84     $144       $305
AIM V.I. Premier Equity Fund....................................................   $23     $72     $124       $265
AIM V.I. Basic Value Fund.......................................................   $29     $90     $153       $323
AIM V.I. Capital Development Fund...............................................   $29     $89     $151       $319
AllianceBernstein Small Cap Value Portfolio.....................................   $29     $90     $153       $323
AllianceBernstein Value Portfolio...............................................   $29     $90     $153       $323
Alliance Growth and Income Portfolio............................................   $24     $74     $127       $272
Alliance Premier Growth Portfolio...............................................   $28     $85     $145       $308
Alliance Technology Portfolio...................................................   $28     $87     $147       $312
Deutsche VIT EAFE Equity Index Fund.............................................   $21     $66     $113       $244
Deutsche VIT Small Cap Index Fund...............................................   $19     $60     $103       $223
Eaton Vance VT Floating-Rate Income Fund........................................   $28     $87     $147       $312
Eaton Vance VT Worldwide Health Sciences Fund...................................   $38    $115     $194       $400
Fidelity VIP Equity-Income Portfolio............................................   $21     $64     $110       $237
Fidelity VIP Growth Portfolio...................................................   $22     $67     $115       $247
Fidelity VIP High Income Portfolio..............................................   $22     $68     $116       $250
Fidelity VIP II Contrafund-Registered Trademark- Portfolio......................   $22     $67     $115       $247
Fidelity VIP III Growth & Income Portfolio......................................   $21     $64     $110       $237
Fidelity VIP III Mid Cap Portfolio..............................................   $22     $67     $115       $248
Fidelity VIP III Value Strategies Portfolio.....................................   $26     $79     $136       $289
FT VIP Franklin Large Cap Growth Securities Fund................................   $25     $78     $133       $283
FT VIP Franklin Small Cap Fund..................................................   $26     $79     $136       $289
FT VIP Franklin Small Cap Value Securities Fund.................................   $25     $78     $134       $285
FT VIP Mutual Shares Securities Fund............................................   $25     $78     $133       $284
FT VIP Templeton Foreign Securities Fund........................................   $27     $81     $139       $295
INVESCO VIF Dynamics Fund.......................................................   $26     $79     $135       $288
INVESCO VIF Health Sciences Fund................................................   $26     $78     $134       $286
Janus Aspen Aggressive Growth Portfolio.........................................   $24     $74     $127       $272
Janus Aspen Growth Portfolio....................................................   $24     $74     $127       $271
Janus Aspen Growth and Income Portfolio.........................................   $24     $75     $129       $275
Janus Aspen International Growth Portfolio......................................   $25     $75     $129       $276
MFS-Registered Trademark- Mid Cap Growth Series.................................   $26     $81     $139       $294
MFS-Registered Trademark- New Discovery Series..................................   $28     $86     $146       $310
MFS-Registered Trademark- Total Return Series...................................   $26     $81     $138       $293
MFS-Registered Trademark- Utilities Series......................................   $27     $82     $140       $297
Oppenheimer Capital Appreciation Fund/VA........................................   $24     $74     $127       $271
Oppenheimer Global Securities Fund/VA...........................................   $24     $75     $129       $275

2(A) WITHOUT SURRENDER CHARGE                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------                                                     ------  -------  -------  --------
Oppenheimer High Income Fund/VA.................................................   $26     $78     $134       $286
Oppenheimer Main Street Growth & Income Fund/VA.................................   $25     $76     $130       $278
Oppenheimer Multiple Strategies Fund/VA.........................................   $25     $77     $132       $281
Pioneer Fund VCT Portfolio......................................................   $25     $78     $133       $284
Pioneer Real Estate Shares VCT Portfolio........................................   $30     $92     $157       $330
SVS Dreman Financial Services Portfolio.........................................   $23     $71     $122       $261
Scudder Technology Growth Portfolio.............................................   $24     $72     $124       $266
T. Rowe Price International Stock Portfolio.....................................   $25     $78     $134       $285

The total contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.060%, and the amount of the contract fee is assumed to be $0.60 in the Examples.

                                   APPENDIX G
                        CONDENSED FINANCIAL INFORMATION
                 ALLMERICA FINANCIAL LIFE AND INSURANCE COMPANY
                          ALLMERICA SELECT RESOURCE II
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    0.937    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.813    0.937      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   16,661    1,156      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.334    1.272    1.227    1.179    1.133   1.091   1.045   1.019   1.003   1.000
  End of Period....................    1.372    1.334    1.272    1.227    1.179   1.133   1.091   1.045   1.019   1.003
Number of Units Outstanding at End
 of Period (in thousands)..........  165,467  134,660  127,048   92,796   65,441  60,691  45,589  31,836  19,802   1,447

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    2.683    3.606    2.637    2.419    2.066   1.768   1.354   1.405   1.192   1.192
  End of Period....................    2.073    2.683    3.606    2.637    2.419   2.066   1.768   1.354   1.405   1.192
Number of Units Outstanding at End
 of Period (in thousands)..........   81,046   95,694   85,192   86,699   81,233  64,262  51,006  36,330  17,538   5,123

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............    2.444    2.321    1.878    1.672    1.484   1.383   1.000     N/A     N/A     N/A
  End of Period....................    2.383    2.444    2.321    1.878    1.672   1.484   1.383     N/A     N/A     N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   64,079   74,845   62,949   54,789   43,733  24,257    5424     N/A     N/A     N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............    0.785    1.268    0.776    1.000      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.703    0.785    1.268    0.776      N/A     N/A     N/A     N/A     N/A     N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   28,152   27,272   14,502    5,209      N/A     N/A     N/A     N/A     N/A     N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    2.897    3.575    2.793    2.091    1.582   1.315   1.069   1.101   1.104   1.000
  End of Period....................    2.151    2.897    3.575    2.793    2.091   1.582   1.315   1.069   1.101   1.104
Number of Units Outstanding at End
 of Period (in thousands)..........  111,852  135,289  134,059  120,538   98,533  68,193  53,073  38,752  20,366   5,246

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............    2.354    2.676    2.292    1.996    1.652   1.382   1.074   1.082   0.994   1.000
  End of Period....................    2.048    2.354    2.676    2.292    1.996   1.652   1.382   1.074   1.082   0.994
Number of Units Outstanding at End
 of Period (in thousands)..........  132,913  154,179  140,727  129,119  106,800  77,919  61,942  43,292  20,983  22,339

AIT SELECT INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..............    1.875    2.089    1.608    1.400    1.357   1.128   0.956   1.000     N/A     N/A
  End of Period....................    1.451    1.875    2.089    1.608    1.400   1.357   1.128   0.956     N/A     N/A
Number of Units Outstanding at End
 of Period (in thousands)..........  107,611  123,129  109,511  103,028   93,170  60,304  35,558  22,183     N/A     N/A

AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.459    1.340    1.371    1.301    1.208   1.186   1.028   1.095   1.001       1
  End of Period....................    1.553    1.459    1.340    1.371    1.301   1.208   1.186   1.028   1.095   1.001
Number of Units Outstanding at End
 of Period (in thousands)..........  127,566  114,184  110,437  102,171   72,394  58,751  46,845  32,823  18,320    5372

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............    0.685    1.103    0.964    1.000      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.477    0.685    1.103    0.964      N/A     N/A     N/A     N/A     N/A     N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   44,140   36,127   17,712    8,709      N/A     N/A     N/A     N/A     N/A     N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............    1.042    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    1.099    1.042      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   13,766      716      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    1.195    0.929    0.989    1.000      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............    1.327    1.195    0.929    0.989      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   91,948   78,804   43,839   18,240      N/A     N/A     N/A     N/A     N/A     N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    0.896    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............    0.653    0.896      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   13,106    2,982      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............    0.915    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............    0.699    0.915      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   18,589    2,625      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............    0.937    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............    0.808    0.937      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   25,862    2,405      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.034    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  Beginning of Period..............    1.021    1.034      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   49,134    3,477      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.887      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    7,890      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

DEUTSCHE VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    0.965    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.717    0.965      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    2,329      926      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

DEUTSCHE VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period..............    0.984    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.990    0.984      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    3,904       87      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.000      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    1.003      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    8,027      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

EATON VANCE VT WORLDWIDE HEALTH
 SCIENCES FUND
Unit Value:
  Beginning of Period..............    1.000      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    1.149      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    5,703      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    2.092    1.957    1.867    1.696    1.342   1.191   1.000     N/A     N/A     N/A
  End of Period....................    1.961    2.092    1.957    1.867    1.696   1.342   1.191     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................  119,522  122,812  114,059   95,537   65,130  31,681   9,213     N/A     N/A     N/A

FIDELITY VIP GROWTH PORTFLIO
Unit Value:
  Beginning of Period..............    2.783    3.171    2.340    1.701    1.397   1.235   1.000     N/A     N/A     N/A
  End of Period....................    2.260    2.783    3.171    2.340    1.701   1.397   1.235     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   95,897  111,920   90,071   63,055   45,772  24,745   6,677     N/A     N/A     N/A

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.100    1.439    1.350    1.430    1.233   1.096   1.000     N/A     N/A     N/A
  End of Period....................    0.957    1.100    1.439    1.350    1.430   1.233   1.096     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................  103,705   99,327   87,413   74,986   50,470  23,051   6,714     N/A     N/A     N/A

FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.966    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.836    0.966      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   16,731    4,509      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

FIDELITY VIP III GROWTH & INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.976    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.878    0.976      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   14,337    1,485      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............    1.046    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.998    1.046      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   19,368    2,914      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............    0.862    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.720    0.862      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   12,372    1,055      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

FT VIP SMALL CAP VALUE SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.062    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    1.121    1.062      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   22,617    1,151      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

FT TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period..............    0.838    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.569    0.838      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   10,159    1,664      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............    1.031    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.889    1.031      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    9,811    2,059      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
JANUS ASPEN AGGRESSIVE GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.744    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.443    0.744      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   12,347    1,707      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.849    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.629    0.849      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   16,948    3,332      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.914    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.778    0.914      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   14,985    2,409      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

JANUS ASPEN INTERNATIONAL GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A    0.875      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A    3,263      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................      N/A      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.899      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    3,277      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

SUB ACCOUNT                           2001     2000     1999     1998     1997     1996    1995    1994    1993    1992
-----------                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    1.075      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    3,475      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.727    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    0.484    0.727      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   12,020    4,507      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.107    1.000      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
  End of Period....................    1.039    1.107      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................    5,736      679      N/A      N/A      N/A     N/A     N/A     N/A     N/A     N/A

T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.488    1.837    1.398    1.223    1.203   1.065   1.000     N/A     N/A     N/A
  End of Period....................    1.142    1.488    1.837    1.398    1.223   1.203   1.065     N/A     N/A     N/A
Units Outstanding at End of Period
 (in thousands)....................   65,264   62,055   49,814   41,458   33,977  16,510   4,066     N/A     N/A     N/A

No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.919     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     798     N/A     N/A     N/A    N/A    N/A    N/A    N/A

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.............................   1.303   1.242   1.197   1.151  1.106  1.065  1.020  1.000
  End of Period...................................   1.340   1.303   1.242   1.197  1.151  1.106  1.065  1.020
Units Outstanding at End of Period (in
 thousands).......................................   8,672   8,983  11,367   8,761  6,157  6,060  4,027  2,085

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.............................   1.981   2.663   1.948   1.786  1.526  1.305  1.044  1.000
  End of Period...................................   1.531   1.981   2.663   1.948  1.786  1.526  1.305  1.044
Units Outstanding at End of Period (in
 thousands).......................................   6,012   7,570   6,606   6,449  5,305  4,013  2,393    756

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.............................   2.444   2.321   1.878   1.672  1.484  1.383  1.000    N/A
  End of Period...................................   2.383   2.444   2.321   1.878  1.672  1.484  1.383    N/A
Units Outstanding at End of Period (in
 thousands).......................................   3,552   3,897   3,247   2,662  1,914  1,366    391    N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period.............................   0.785   1.268   0.776   1.000    N/A    N/A    N/A    N/A
  End of Period...................................   0.703   0.785   1.268   0.776    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................   1,714   1,885   1,090     582    N/A    N/A    N/A    N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.............................   2.797   3.451   2.697   2.019  1.527  1.269  1.032  1.000
  End of Period...................................   2.077   2.797   3.451   2.697  2.019  1.527  1.269  1.032
Units Outstanding at End of Period (in
 thousands).......................................   7,459   8,583   8,012   6,841  5,168  3,534  2,177    756

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.............................   2.256   2.565   2.197   1.913  1.584  1.324  1.030  1.000
  End of Period...................................   1.963   2.256   2.565   2.197  1.913  1.584  1.324  1.030
Units Outstanding at End of Period (in
 thousands).......................................  10,075  12,204  11,775   9,924  7,897  5,670  3,673  1,724

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.............................   1.874   2.088   1.608   1.400  1.356  1.128  0.956  1.000
  End of Period...................................   1.450   1.874   2.088   1.608  1.400  1.356  1.128  0.956
Units Outstanding at End of Period (in
 thousands).......................................   6,356   7,941   7,072   6,291  5,132  3,481  1,900    695

AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.............................   1.411   1.295   1.325   1.257  1.168  1.146  0.993  1.000
  End of Period...................................   1.501   1.411   1.295   1.325  1.257  1.168  1.146  0.993
Units Outstanding at End of Period (in
 thousands).......................................   8,801   9,694  10,936  11,009  6,061  4,956  4,114  1,916

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.............................   0.685   1.103   0.964   0.000    N/A    N/A    N/A    N/A
  End of Period...................................   0.477   0.685   1.103   0.964    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................   2,668   2,387   1,655     694    N/A    N/A    N/A    N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   1.045     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     159     N/A     N/A     N/A    N/A    N/A    N/A    N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.............................   1.195   0.929   0.989   0.000    N/A    N/A    N/A    N/A
  End of Period...................................   1.327   1.195   0.929   0.989    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................   3,680   3,667   2,790   1,367    N/A    N/A    N/A    N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.837     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................      39     N/A     N/A     N/A    N/A    N/A    N/A    N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.854     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     207     N/A     N/A     N/A    N/A    N/A    N/A    N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.901     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     183     N/A     N/A     N/A    N/A    N/A    N/A    N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Number of Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Number of Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Number of Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Number of Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.981     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     955     N/A     N/A     N/A    N/A    N/A    N/A    N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.887     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     183     N/A     N/A     N/A    N/A    N/A    N/A    N/A

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Number of Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

DEUTSCHE VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.817     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................       2     N/A     N/A     N/A    N/A    N/A    N/A    N/A

DEUTSCHE VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   1.021     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     201     N/A     N/A     N/A    N/A    N/A    N/A    N/A

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   1.003     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     103     N/A     N/A     N/A    N/A    N/A    N/A    N/A

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   1.149     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     249     N/A     N/A     N/A    N/A    N/A    N/A    N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.............................   2.092   1.957   1.867   1.696  1.342  1.191  1.000    N/A
  End of Period...................................   1.961   2.092   1.957   1.867  1.696  1.342  1.191    N/A
Units Outstanding at End of Period (in
 thousands).......................................   7,143   7,674   8,173   5,779  3,421  1,802    429    N/A

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.............................   2.783   3.171   2.340   1.701  1.397  1.235  1.000    N/A
  End of Period...................................   2.260   2.783   3.171   2.340  1.701  1.397  1.235    N/A
Units Outstanding at End of Period (in
 thousands).......................................   6,175   7,199   5,957   3,567  2,198  1,326    262    N/A

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.100   1.439   1.350   1.430  1.233  1.096  1.000    N/A
  End of Period...................................   0.957   1.100   1.439   1.350  1.430  1.233  1.096    N/A
Units Outstanding at End of Period (in
 thousands).......................................   5,851   6,245   6,325   5,261  2,753  1,298    273    N/A

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.949     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     118     N/A     N/A     N/A    N/A    N/A    N/A    N/A

FIDELITY VIP III GROWTH & INCOME PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.955     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     133     N/A     N/A     N/A    N/A    N/A    N/A    N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   1.036     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     263     N/A     N/A     N/A    N/A    N/A    N/A    N/A

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.920     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     206     N/A     N/A     N/A    N/A    N/A    N/A    N/A

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   1.017     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     412     N/A     N/A     N/A    N/A    N/A    N/A    N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.779     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................      56     N/A     N/A     N/A    N/A    N/A    N/A    N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.991     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     100     N/A     N/A     N/A    N/A    N/A    N/A    N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.703     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................      38     N/A     N/A     N/A    N/A    N/A    N/A    N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.801     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................      77     N/A     N/A     N/A    N/A    N/A    N/A    N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.908     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     160     N/A     N/A     N/A    N/A    N/A    N/A    N/A

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.824     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................      95     N/A     N/A     N/A    N/A    N/A    N/A    N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.............................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     N/A     N/A     N/A     N/A    N/A    N/A    N/A    N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.899     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................      39     N/A     N/A     N/A    N/A    N/A    N/A    N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            SELECT SEPARATE ACCOUNT
                          ALLMERICA SELECT RESOURCE II

                                                                     YEAR ENDING DECEMBER 31
                                                                     -----------------------
SUB ACCOUNTS                                         2001    2000    1999    1998   1997   1996   1995   1994
------------                                        ------  ------  ------  ------  -----  -----  -----  -----
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   1.075     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................     136     N/A     N/A     N/A    N/A    N/A    N/A    N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   0.771     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................      62     N/A     N/A     N/A    N/A    N/A    N/A    N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.000     N/A     N/A     N/A    N/A    N/A    N/A    N/A
  End of Period...................................   1.008     N/A     N/A     N/A    N/A    N/A    N/A    N/A
Units Outstanding at End of Period (in
 thousands).......................................      32     N/A     N/A     N/A    N/A    N/A    N/A    N/A

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.............................   1.488   1.837   1.397   1.223  1.203  1.065  1.000    N/A
  End of Period...................................   1.141   1.488   1.837   1.397  1.223  1.203  1.065    N/A
Units Outstanding at End of Period (in
 thousands).......................................   3,209   3,648   3,324   2,591  1,693  1,170    265    N/A

No information is shown above for Sub-Accounts that commenced operations after December 31, 2001.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                                AIT              AIT
                                                                                              EQUITY            MONEY
                                                                                               INDEX            MARKET
                                                                                           --------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 16,007,212    $ 237,536,432
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -            2,778
                                                                                           --------------  ---------------
    Total assets                                                                              16,007,212      237,539,210

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------  ---------------
    Net assets                                                                              $ 16,007,212    $ 237,539,210
                                                                                           ==============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 13,541,125    $ 227,046,584
  Allmerica Select Acclaim                                                                     2,466,087       10,492,626
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                           --------------  ---------------
                                                                                            $ 16,007,212    $ 237,539,210
                                                                                           ==============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        16,660,812      165,466,552
  Net asset value per unit, December 31, 2001                                               $   0.812753    $    1.372160

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         2,888,904       10,141,056
  Net asset value per unit, December 31, 2001                                               $   0.853641    $    1.034668


                                                                                                AIT              AIT
                                                                                               SELECT          SELECT
                                                                                             AGGRESSIVE        CAPITAL
                                                                                               GROWTH        APPRECIATION
                                                                                           ---------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 169,132,430    $ 154,223,560
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investments in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                -
Investments in shares of Janus Aspen Series (Service Shares)                                            -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                -
Investments in shares of Scudder Variable Series II                                                     -                -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                           ---------------  ---------------
    Total assets                                                                              169,132,430      154,223,560

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                           ---------------  ---------------
    Net assets                                                                              $ 169,132,430    $ 154,223,560
                                                                                           ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 167,999,496    $ 152,684,603
  Allmerica Select Acclaim                                                                      1,132,934        1,538,957
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                -
                                                                                           ---------------  ---------------
                                                                                            $ 169,132,430    $ 154,223,560
                                                                                           ===============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         81,045,517       64,078,804
  Net asset value per unit, December 31, 2001                                               $    2.072903    $    2.382763

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          1,496,015        1,526,589
  Net asset value per unit, December 31, 2001                                               $    0.757301    $    1.008102


                                                                                                AIT
                                                                                               SELECT            AIT
                                                                                              EMERGING          SELECT
                                                                                               MARKETS          GROWTH
                                                                                           --------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 20,315,366    $ 242,316,695
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------  ---------------
    Total assets                                                                              20,315,366      242,316,695

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -            8,202
                                                                                           --------------  ---------------
    Net assets                                                                              $ 20,315,366    $ 242,308,493
                                                                                           ==============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 19,797,949    $ 240,596,900
  Allmerica Select Acclaim                                                                       517,417        1,711,593
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                           --------------  ---------------
                                                                                            $ 20,315,366    $ 242,308,493
                                                                                           ==============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        28,151,518      111,851,534
  Net asset value per unit, December 31, 2001                                               $   0.703264    $    2.151038

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                           615,957        2,375,662
  Net asset value per unit, December 31, 2001                                               $   0.840021    $    0.720470


                                                                                                                 AIT
                                                                                                AIT             SELECT
                                                                                           SELECT GROWTH    INTERNATIONAL
                                                                                             AND INCOME         EQUITY
                                                                                           --------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $274,272,444    $ 158,277,262
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------  ---------------
    Total assets                                                                             274,272,444      158,277,262

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                5,939                -
                                                                                           --------------  ---------------
    Net assets                                                                              $274,266,505    $ 158,277,262
                                                                                           ==============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $272,235,345    $ 156,100,669
  Allmerica Select Acclaim                                                                     2,031,160        2,176,593
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                           -                -
                                                                                           --------------  ---------------
                                                                                            $274,266,505    $ 158,277,262
                                                                                           ==============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                       132,913,461      107,610,956
  Net asset value per unit, December 31, 2001                                               $   2.048215    $    1.450602

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         2,372,016        2,714,589
  Net asset value per unit, December 31, 2001                                               $   0.856301    $    0.801813


                                                                                                  AIT             AIT
                                                                                                SELECT          SELECT
                                                                                              INVESTMENT       STRATEGIC
                                                                                             GRADE INCOME       GROWTH
                                                                                           ---------------  --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 207,028,655    $ 21,585,108
Investments in shares of AIM Variable Insurance Funds                                                   -               -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -               -
Investments in shares of Deutsche Asset Management VIT Funds                                            -               -
Investments in shares of Eaton Vance Variable Trust                                                     -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -               -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -               -
Investments in shares of Janus Aspen Series (Service Shares)                                            -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -               -
Investments in shares of Scudder Variable Series II                                                     -               -
Investment in shares of T. Rowe Price International Series, Inc.                                        -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 3,441               -
                                                                                           ---------------  --------------
    Total assets                                                                              207,032,096      21,585,108

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -               -
                                                                                           ---------------  --------------
    Net assets                                                                              $ 207,032,096    $ 21,585,108
                                                                                           ===============  ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 198,153,558    $ 21,073,351
  Allmerica Select Acclaim                                                                      8,878,538         511,757
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -               -
                                                                                           ---------------  --------------
                                                                                            $ 207,032,096    $ 21,585,108
                                                                                           ===============  ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        127,566,449      44,140,067
  Net asset value per unit, December 31, 2001                                               $    1.553336    $   0.477420

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          8,121,307         814,180
  Net asset value per unit, December 31, 2001                                               $    1.093240    $   0.628555


                                                                                               AIT               AIT
                                                                                              SELECT           SELECT
                                                                                             STRATEGIC          VALUE
                                                                                              INCOME         OPPORTUNITY
                                                                                           --------------  ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $ 17,873,164    $ 123,934,540
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              231
                                                                                           --------------  ---------------
    Total assets                                                                              17,873,164      123,934,771

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------  ---------------
    Net assets                                                                              $ 17,873,164    $ 123,934,771
                                                                                           ==============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 15,126,905    $ 122,036,830
  Allmerica Select Acclaim                                                                     2,746,259        1,897,941
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                                          -                -
                                                                                           --------------  ---------------
                                                                                            $ 17,873,164    $ 123,934,771
                                                                                           ==============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        13,765,960       91,947,686
  Net asset value per unit, December 31, 2001                                               $   1.098863    $    1.327242

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         2,530,839        1,572,687
  Net asset value per unit, December 31, 2001                                               $   1.085118    $    1.206814



                                                                                                 AIM             AIM
                                                                                           V.I. AGGRESSIVE    V.I. BLUE
                                                                                               GROWTH            CHIP
                                                                                           ---------------  --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                          $         -     $          -
Investments in shares of AIM Variable Insurance Funds                                          9,477,955       14,542,247
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                            -------------   --------------
    Total assets                                                                               9,477,955       14,542,247

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  323                -
                                                                                            -------------   --------------
    Net assets                                                                               $ 9,477,632     $ 14,542,247
                                                                                            =============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 8,557,274     $ 12,992,541
  Allmerica Select Acclaim                                                                       920,358        1,549,706
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                           -                -
                                                                                            -------------   --------------
                                                                                             $ 9,477,632     $ 14,542,247
                                                                                            =============   ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        13,106,081       18,589,133
  Net asset value per unit, December 31, 2001                                                $  0.652924     $   0.698932

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         1,300,067        2,072,805
  Net asset value per unit, December 31, 2001                                                $  0.707931     $   0.747637



                                                                                                              ALLIANCE
                                                                                                AIM           PREMIER
                                                                                             V.I. VALUE        GROWTH
                                                                                           --------------  --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $          -    $          -
Investments in shares of AIM Variable Insurance Funds                                         23,898,148               -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -      48,202,990
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -               -
Investments in shares of Deutsche Asset Management VIT Funds                                           -               -
Investments in shares of Eaton Vance Variable Trust                                                    -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -               -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -               -
Investments in shares of Janus Aspen Series (Service Shares)                                           -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -               -
Investments in shares of Scudder Variable Series II                                                    -               -
Investment in shares of T. Rowe Price International Series, Inc.                                       -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -               -
                                                                                           --------------  --------------
    Total assets                                                                              23,898,148      48,202,990

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  372              73
                                                                                           --------------  --------------
    Net assets                                                                              $ 23,897,776    $ 48,202,917
                                                                                           ==============  ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 20,887,519    $ 48,202,917
  Allmerica Select Acclaim                                                                     3,010,257               -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -               -
                                                                                           --------------  --------------
                                                                                            $ 23,897,776    $ 48,202,917
                                                                                           ==============  ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        25,861,740      58,048,248
  Net asset value per unit, December 31, 2001                                               $   0.807661    $   0.830394

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         3,504,623               -
  Net asset value per unit, December 31, 2001                                               $   0.858939    $          -


                                                                                              ALLIANCE        ALLIANCE
                                                                                               GROWTH          PREMIER
                                                                                             AND INCOME        GROWTH
                                                                                               CLASS B         CLASS B
                                                                                           --------------  --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $          -    $          -
Investments in shares of AIM Variable Insurance Funds                                                  -               -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                57,587,389      10,848,399
Investments in shares of Deutsche Asset Management VIT Funds                                           -               -
Investments in shares of Eaton Vance Variable Trust                                                    -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -               -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -               -
Investments in shares of Janus Aspen Series (Service Shares)                                           -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -               -
Investments in shares of Scudder Variable Series II                                                    -               -
Investment in shares of T. Rowe Price International Series, Inc.                                       -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -               -
                                                                                           --------------  --------------
    Total assets                                                                              57,587,389      10,848,399

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  312               -
                                                                                           --------------  --------------
    Net assets                                                                              $ 57,587,077    $ 10,848,399
                                                                                           ==============  ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 50,165,305    $  7,000,660
  Allmerica Select Acclaim                                                                     7,421,772       3,847,739
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -               -
                                                                                           --------------  --------------
                                                                                            $ 57,587,077    $ 10,848,399
                                                                                           ==============  ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        49,134,464       7,890,336
  Net asset value per unit, December 31, 2001                                               $   1.020980    $   0.887245

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         7,134,796       4,859,821
  Net asset value per unit, December 31, 2001                                               $   1.040222    $   0.791745

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.


                                                                                              DEUTSCHE        DEUTSCHE
                                                                                              VIT EAFE           VIT
                                                                                            EQUITY INDEX      SMALL CAP
                                                                                           --------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $        -      $         -
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                         -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -                -
Investments in shares of Deutsche Asset Management VIT Funds                                  1,798,847        4,006,192
Investments in shares of Eaton Vance Variable Trust                                                   -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------    -------------
    Total assets                                                                              1,798,847        4,006,192

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------    -------------
    Net assets                                                                               $1,798,847      $ 4,006,192
                                                                                            ============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $1,669,648      $ 3,864,282
  Allmerica Select Acclaim                                                                      127,681          141,910
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                       1,518                -
                                                                                            ------------    -------------
                                                                                             $1,798,847      $ 4,006,192
                                                                                            ============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        2,328,888        3,903,961
  Net asset value per unit, December 31, 2001                                                $ 0.716929      $  0.989836

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          170,263          137,093
  Net asset value per unit, December 31, 2001                                                $ 0.758821      $  1.035138



                                                                                             EATON VANCE      EATON VANCE
                                                                                             VT FLOATING     VT WORLDWIDE
                                                                                             RATE-INCOME    HEALTH SCIENCES
                                                                                           ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -      $         -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                            9,141,989        7,137,189
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   33                -
                                                                                            -------------    -------------
    Total assets                                                                               9,142,022        7,137,189

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                            -------------    -------------
    Net assets                                                                               $ 9,142,022      $ 7,137,189
                                                                                            =============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 8,054,292      $ 6,552,774
  Allmerica Select Acclaim                                                                     1,087,730          584,415
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                            -------------    -------------
                                                                                             $ 9,142,022      $ 7,137,189
                                                                                            =============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         8,026,511        5,702,503
  Net asset value per unit, December 31, 2001                                                $  1.003461      $  1.149105

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         1,083,570          508,378
  Net asset value per unit, December 31, 2001                                                $  1.003839      $  1.149567




                                                                                             FIDELITY VIP     FIDELITY VIP
                                                                                            EQUITY-INCOME        GROWTH
                                                                                           ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $           -    $           -
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investments in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                            234,329,559      216,695,693
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                -
Investments in shares of Scudder Variable Series II                                                     -                -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -              213
                                                                                           ---------------  ---------------
    Total assets                                                                              234,329,559      216,695,906

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                           ---------------  ---------------
    Net assets                                                                              $ 234,329,559    $ 216,695,906
                                                                                           ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 234,329,559    $ 216,695,906
  Allmerica Select Acclaim                                                                              -                -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                -
                                                                                           ---------------  ---------------
                                                                                            $ 234,329,559    $ 216,695,906
                                                                                           ===============  ===============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        119,522,297       95,897,147
  Net asset value per unit, December 31, 2001                                               $    1.960551    $    2.259670

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                                  -                -
  Net asset value per unit, December 31, 2001                                               $           -    $           -



                                                                                                            FIDELITY VIP
                                                                                             FIDELITY VIP   EQUITY-INCOME
                                                                                             HIGH INCOME   SERVICE CLASS 2
                                                                                           --------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $          -     $         -
Investments in shares of AIM Variable Insurance Funds                                                  -               -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -               -
Investments in shares of Deutsche Asset Management VIT Funds                                           -               -
Investments in shares of Eaton Vance Variable Trust                                                    -               -
Investments in shares of Fidelity Variable Insurance Products Fund                            99,297,526               -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -       4,945,276
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -               -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -               -
Investments in shares of Scudder Variable Series II                                                    -               -
Investment in shares of T. Rowe Price International Series, Inc.                                       -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  108               -
                                                                                           --------------   -------------
    Total assets                                                                              99,297,634       4,945,276

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -               -
                                                                                           --------------   -------------
    Net assets                                                                              $ 99,297,634     $ 4,945,276
                                                                                           ==============   =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 99,297,634     $         -
  Allmerica Select Acclaim                                                                             -       4,945,276
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -               -
                                                                                           --------------   -------------
                                                                                            $ 99,297,634     $ 4,945,276
                                                                                           ==============   =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                       103,705,425               -
  Net asset value per unit, December 31, 2001                                               $   0.957497     $         -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                                 -       5,067,987
  Net asset value per unit, December 31, 2001                                               $          -     $  0.975787



                                                                                            FIDELITY VIP     FIDELITY VIP
                                                                                               GROWTH        HIGH INCOME
                                                                                           SERVICE CLASS 2  SERVICE CLASS 2
                                                                                           ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -      $         -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)           3,526,173        2,530,258
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                            -------------    -------------
    Total assets                                                                               3,526,173        2,530,258

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                            -------------    -------------
    Net assets                                                                               $ 3,526,173      $ 2,530,258
                                                                                            =============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $         -      $         -
  Allmerica Select Acclaim                                                                     3,526,173        2,530,258
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                            -------------    -------------
                                                                                             $ 3,526,173      $ 2,530,258
                                                                                            =============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                                 -                -
  Net asset value per unit, December 31, 2001                                                $         -      $         -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         4,508,152        3,024,432
  Net asset value per unit, December 31, 2001                                                $  0.782177      $  0.836606



                                                                                                            FIDELITY VIP II
                                                                                           FIDELITY VIP II    CONTRAFUND
                                                                                             CONTRAFUND     SERVICE CLASS 2
                                                                                           ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $          -      $         -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investments in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                          13,981,258                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -        1,958,501
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------    -------------
    Total assets                                                                              13,981,258        1,958,501

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                           --------------    -------------
    Net assets                                                                              $ 13,981,258      $ 1,958,501
                                                                                           ==============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                $ 13,981,258      $         -
  Allmerica Select Acclaim                                                                             -        1,958,501
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                -
                                                                                           --------------    -------------
                                                                                            $ 13,981,258      $ 1,958,501
                                                                                           ==============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        16,731,019                -
  Net asset value per unit, December 31, 2001                                               $   0.835649      $         -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                                 -        2,235,038
  Net asset value per unit, December 31, 2001                                               $          -      $  0.876272



                                                                                           FIDELITY VIP III
                                                                                               GROWTH        FIDELITY VIP III
                                                                                              & INCOME            MID CAP
                                                                                           ----------------  ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -      $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                         12,584,675        19,326,191
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    27                 -
                                                                                            --------------    --------------
    Total assets                                                                               12,584,702        19,326,191

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Net assets                                                                               $ 12,584,702      $ 19,326,191
                                                                                            ==============    ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 12,584,702      $ 19,326,191
  Allmerica Select Acclaim                                                                              -                 -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                            --------------    --------------
                                                                                             $ 12,584,702      $ 19,326,191
                                                                                            ==============    ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         14,336,884        19,368,355
  Net asset value per unit, December 31, 2001                                                $   0.877785      $   0.997823

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                                $          -      $          -


                                                                                           FIDELITY VIP III
                                                                                               GROWTH        FIDELITY VIP III
                                                                                              & INCOME           MID CAP
                                                                                           SERVICE CLASS 2   SERVICE CLASS 2
                                                                                           ----------------  ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $         -       $         -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)        1,455,532         2,316,675
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                             -------------     -------------
    Total assets                                                                                1,455,532         2,316,675

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                             -------------     -------------
    Net assets                                                                                $ 1,455,532       $ 2,316,675
                                                                                             =============     =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                  $         -       $         -
  Allmerica Select Acclaim                                                                      1,455,532         2,316,675
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                             -------------     -------------
                                                                                              $ 1,455,532       $ 2,316,675
                                                                                             =============     =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                                 $         -       $         -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          1,629,393         2,271,524
  Net asset value per unit, December 31, 2001                                                 $  0.893297       $  1.019877


                                                                                               FT VIP
                                                                                              FRANKLIN
                                                                                             SMALL CAP
                                                                                              CLASS 2
                                                                                           --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -
Investments in shares of AIM Variable Insurance Funds                                                  -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -
Investments in shares of Deutsche Asset Management VIT Funds                                           -
Investments in shares of Eaton Vance Variable Trust                                                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                 10,445,668
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -
Investments in shares of Scudder Variable Series II                                                    -
Investment in shares of T. Rowe Price International Series, Inc.                                       -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -
                                                                                            -------------
    Total assets                                                                              10,445,668

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -
                                                                                            -------------
    Net assets                                                                               $10,445,668
                                                                                            =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 8,912,813
  Allmerica Select Acclaim                                                                     1,532,855
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -
                                                                                            -------------
                                                                                             $10,445,668
                                                                                            =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        12,372,137
  Net asset value per unit, December 31, 2001                                                $  0.720394

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         1,885,748
  Net asset value per unit, December 31, 2001                                                $  0.812863

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                               FT VIP
                                                                                            MUTUAL SHARES
                                                                                             SECURITIES        INVESCO VIF
                                                                                               CLASS 2           DYNAMICS
                                                                                            --------------    -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -      $         -
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investments in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                  27,603,906                -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -        6,637,452
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                -
Investments in shares of Scudder Variable Series II                                                     -                -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    31                -
                                                                                            --------------    -------------
    Total assets                                                                               27,603,937        6,637,452

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                            --------------    -------------
    Net assets                                                                               $ 27,603,937      $ 6,637,452
                                                                                            ==============    =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 25,342,613      $ 5,783,240
  Allmerica Select Acclaim                                                                      2,261,324          854,212
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                -
                                                                                            --------------    -------------
                                                                                             $ 27,603,937      $ 6,637,452
                                                                                            ==============    =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         22,616,691       10,159,240
  Net asset value per unit, December 31, 2001                                                $   1.120527      $  0.569259

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          2,025,428        1,281,677
  Net asset value per unit, December 31, 2001                                                $   1.116467      $  0.666480


                                                                                                               JANUS ASPEN
                                                                                             INVESCO VIF        AGGRESSIVE
                                                                                                HEALTH            GROWTH
                                                                                               SCIENCES       SERVICE SHARES
                                                                                            --------------    --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -      $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                         10,155,002                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -         6,936,368
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Total assets                                                                               10,155,002         6,936,368

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Net assets                                                                               $ 10,155,002      $  6,936,368
                                                                                            ==============    ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $  8,721,547      $  5,473,300
  Allmerica Select Acclaim                                                                      1,433,455         1,463,068
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                            --------------    --------------
                                                                                             $ 10,155,002      $  6,936,368
                                                                                            ==============    ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                          9,811,464        12,347,052
  Net asset value per unit, December 31, 2001                                                $   0.888914      $   0.443288

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          1,535,654         2,626,632
  Net asset value per unit, December 31, 2001                                                $   0.933449      $   0.557013


                                                                                                               JANUS ASPEN
                                                                                             JANUS ASPEN          GROWTH
                                                                                                GROWTH          AND INCOME
                                                                                            SERVICE SHARES    SERVICE SHARES
                                                                                            --------------    --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -      $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                  13,231,461        13,091,732
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Total assets                                                                               13,231,461        13,091,732

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------    --------------
    Net assets                                                                               $ 13,231,461      $ 13,091,732
                                                                                            ==============    ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 10,653,074      $ 11,665,710
  Allmerica Select Acclaim                                                                      2,578,387         1,426,022
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                            --------------    --------------
                                                                                             $ 13,231,461      $ 13,091,732
                                                                                            ==============    ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         16,948,193        14,984,992
  Net asset value per unit, December 31, 2001                                                $   0.628567      $   0.778493

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          3,709,034         1,699,399
  Net asset value per unit, December 31, 2001                                                $   0.695164      $   0.839133


                                                                                             JANUS ASPEN
                                                                                            INTERNATIONAL        PIONEER
                                                                                                GROWTH           FUND VCT
                                                                                            SERVICE SHARES       CLASS II
                                                                                            --------------     -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -       $         -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                           -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                          -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investments in shares of Eaton Vance Variable Trust                                                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III                                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                           -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                  -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                  10,977,129                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -         3,944,544
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------     -------------
    Total assets                                                                               10,977,129         3,944,544

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------     -------------
    Net assets                                                                               $ 10,977,129       $ 3,944,544
                                                                                            ==============     =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $  8,907,206       $ 2,945,855
  Allmerica Select Acclaim                                                                      2,069,923           998,689
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                             -                 -
                                                                                            --------------     -------------
                                                                                             $ 10,977,129       $ 3,944,544
                                                                                            ==============     =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         13,483,836         3,277,196
  Net asset value per unit, December 31, 2001                                                $   0.660584       $  0.898895

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                          2,843,805         1,110,674
  Net asset value per unit, December 31, 2001                                                $   0.727871       $  0.899174


                                                                                               PIONEER             SVS
                                                                                             REAL ESTATE          DREMAN
                                                                                             GROWTH VCT         FINANCIAL
                                                                                              CLASS II         SERVICES (a)
                                                                                            -------------      -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -        $         -
Investments in shares of AIM Variable Insurance Funds                                                  -                  -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                  -
Investments in shares of Eaton Vance Variable Trust                                                    -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                  -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                  -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                          3,980,324                  -
Investments in shares of Scudder Variable Series II                                                    -          7,242,926
Investment in shares of T. Rowe Price International Series, Inc.                                       -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                  -
                                                                                            -------------      -------------
    Total assets                                                                               3,980,324          7,242,926

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                  -
                                                                                            -------------      -------------
    Net assets                                                                               $ 3,980,324        $ 7,242,926
                                                                                            =============      =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 3,735,840        $ 5,958,054
  Allmerica Select Acclaim                                                                       242,333          1,284,872
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                        2,151                  -
                                                                                            -------------      -------------
                                                                                             $ 3,980,324        $ 7,242,926
                                                                                            =============      =============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                         3,474,534          5,735,566
  Net asset value per unit, December 31, 2001                                                $  1.075206        $  1.038791

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                           227,301          1,216,375
  Net asset value per unit, December 31, 2001                                                $  1.075594        $  1.056312



                                                                                               SCUDDER         T. ROWE PRICE
                                                                                              TECHNOLOGY       INTERNATIONAL
                                                                                              GROWTH (a)           STOCK
                                                                                            -------------     --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $         -       $          -
Investments in shares of AIM Variable Insurance Funds                                                  -                  -
Investment in shares of Alliance Variable Products Series Fund, Inc.(Class A)                          -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                         -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                  -
Investments in shares of Eaton Vance Variable Trust                                                    -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                  -
Investments in shares of Fidelity Variable Insurance Products Fund (Service Class 2)                   -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III                                 -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                          -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                  -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                  -
Investments in shares of Scudder Variable Series II                                            7,087,545                  -
Investment in shares of T. Rowe Price International Series, Inc.                                       -         77,622,471
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                  -
                                                                                            -------------     --------------
    Total assets                                                                               7,087,545         77,622,471

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                  -
                                                                                            -------------     --------------
    Net assets                                                                               $ 7,087,545       $ 77,622,471
                                                                                            =============     ==============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Select Resource, Resource II, Charter and Reward                                 $ 5,822,939       $ 74,502,102
  Allmerica Select Acclaim                                                                     1,264,606          3,120,369
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                            -                  -
                                                                                            -------------     --------------
                                                                                             $ 7,087,545       $ 77,622,471
                                                                                            =============     ==============

Allmerica Select Resource, Resource II, Charter and Reward:
  Units outstanding, December 31, 2001                                                        12,020,410         65,264,442
  Net asset value per unit, December 31, 2001                                                $  0.484421       $   1.141542

Allmerica Select Acclaim:
  Units outstanding, December 31, 2001                                                         2,181,329          4,017,030
  Net asset value per unit, December 31, 2001                                                $  0.579741       $   0.776785

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2001

                                                                                                        AIT              AIT
                                                                     AIT              AIT              SELECT           SELECT
                                                                   EQUITY            MONEY           AGGRESSIVE         CAPITAL
                                                                   INDEX            MARKET             GROWTH         APPRECIATION
                                                                 -----------     -------------     --------------    ---------------
INVESTMENT INCOME:
  Dividends                                                        $ 89,105       $ 8,470,962      $           -        $         -
                                                                 -----------     -------------     --------------    ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                    81,214         2,545,042          2,513,514          2,003,154
  Administrative expense fees                                         9,745           305,405            301,622            240,379
                                                                 -----------     -------------     --------------    ---------------
    Total expenses                                                   90,959         2,850,447          2,815,136          2,243,533
                                                                 -----------     -------------     --------------    ---------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    10,819            60,605              7,497              8,529
  Administrative expense fees                                         1,353             7,576                937              1,067
                                                                 -----------     -------------     --------------    ---------------
    Total expenses                                                   12,172            68,181              8,434              9,596
                                                                 -----------     -------------     --------------    ---------------
           Total expenses                                           103,131         2,918,628          2,823,570          2,253,129
                                                                 -----------     -------------     --------------    ---------------
    Net investment income (loss)                                    (14,026)        5,552,334         (2,823,570)        (2,253,129)
                                                                 -----------     -------------     --------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                540,890                 -         46,210,643         12,067,212
  Net realized gain (loss) from sales of investments               (827,956)                -        (70,606,236)           263,398
                                                                 -----------     -------------     --------------    ---------------
    Net realized gain (loss)                                       (287,066)                -        (24,395,593)        12,330,610
  Net unrealized gain (loss)                                       (490,260)                -        (31,511,467)       (16,870,771)
                                                                 -----------     -------------     --------------    ---------------
    Net realized and unrealized gain (loss)                        (777,326)                -        (55,907,060)        (4,540,161)
                                                                 -----------     -------------     --------------    ---------------
    Net increase (decrease) in net assets from operations        $ (791,352)      $ 5,552,334      $ (58,730,630)       $(6,793,290)
                                                                 ===========     =============     ==============    ===============
                                                                      AIT                                                 AIT
                                                                     SELECT            AIT               AIT             SELECT
                                                                    EMERGING         SELECT        SELECT GROWTH      INTERNATIONAL
                                                                    MARKETS         GROWTH           AND INCOME          EQUITY
                                                                 --------------   --------------   ---------------    --------------
INVESTMENT INCOME:
  Dividends                                                       $          -    $           -     $   1,677,483     $   2,894,621
                                                                 --------------   --------------   ---------------    --------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                      257,708        3,673,480         3,911,886         2,383,032
  Administrative expense fees                                           30,925          440,817           469,426           285,964
                                                                 --------------   --------------   ---------------    --------------
    Total expenses                                                     288,633        4,114,297         4,381,312         2,668,996
                                                                 --------------   --------------   ---------------    --------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                        2,625            5,740            13,864            10,776
  Administrative expense fees                                              328              718             1,733             1,347
                                                                 --------------   --------------   ---------------    --------------
    Total expenses                                                       2,953            6,458            15,597            12,123
                                                                 --------------   --------------   ---------------    --------------
           Total expenses                                              291,586        4,120,755         4,396,909         2,681,119
                                                                 --------------   --------------   ---------------    --------------
    Net investment income (loss)                                      (291,586)      (4,120,755)       (2,719,426)          213,502
                                                                 --------------   --------------   ---------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                         -       14,912,798                 -        33,682,462
  Net realized gain (loss) from sales of investments                (5,071,198)      (8,435,068)      (11,661,994)      (74,575,921)
                                                                 --------------   --------------   ---------------    --------------
    Net realized gain (loss)                                        (5,071,198)       6,477,730       (11,661,994)      (40,893,459)
  Net unrealized gain (loss)                                         3,220,166     (100,066,359)      (32,868,897)       (5,886,869)
                                                                 --------------   --------------   ---------------    --------------
    Net realized and unrealized gain (loss)                         (1,851,032)     (93,588,629)      (44,530,891)      (46,780,328)
                                                                 --------------   --------------   ---------------    --------------
    Net increase (decrease) in net assets from operations         $ (2,142,618)   $ (97,709,384)    $ (47,250,317)    $ (46,566,826)
                                                                 ==============   ==============   ===============    ==============
                                                                     AIT                AIT              AIT            AIT
                                                                   SELECT             SELECT           SELECT         SELECT
                                                                 INVESTMENT          STRATEGIC        STRATEGIC        VALUE
                                                                GRADE INCOME          GROWTH           INCOME       OPPORTUNITY
                                                               ----------------  ------------------  ------------  --------------
INVESTMENT INCOME:
  Dividends                                                       $ 10,876,107    $              -     $ 260,168       $ 700,462
                                                               ----------------  ------------------  ------------  --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                    2,278,941             262,360        66,624       1,392,535
  Administrative expense fees                                          273,473              31,483         7,995         167,104
                                                               ----------------  ------------------  ------------  --------------
    Total expenses                                                   2,552,414             293,843        74,619       1,559,639
                                                               ----------------  ------------------  ------------  --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                       36,128               2,888         7,575           9,830
  Administrative expense fees                                            4,516                 361           947           1,228
                                                               ----------------  ------------------  ------------  --------------
    Total expenses                                                      40,644               3,249         8,522          11,058
                                                               ----------------  ------------------  ------------  --------------
           Total expenses                                            2,593,058             297,092        83,141       1,570,697
                                                               ----------------  ------------------  ------------  --------------
    Net investment income (loss) .                                   8,283,049            (297,092)      177,027        (870,235)
                                                               ----------------  ------------------  ------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                         -                   -       281,445      11,830,984
  Net realized gain (loss) from sales of investments .                  66,517          (2,843,210)        1,671       2,271,396
                                                               ----------------  ------------------  ------------  --------------
    Net realized gain (loss)                                            66,517          (2,843,210)      283,116      14,102,380
  Net unrealized gain (loss)                                         2,758,954          (4,801,518)     (401,879)     (2,104,084)
                                                               ----------------  ------------------  ------------  --------------
    Net realized and unrealized gain (loss)                          2,825,471          (7,644,728)     (118,763)     11,998,296
                                                               ----------------  ------------------  ------------  --------------
                                                               ----------------  ------------------  ------------  --------------
    Net increase (decrease) in net assets from operations         $ 11,108,520        $ (7,941,820)     $ 58,264    $ 11,128,061
                                                               ================  ==================  ============  ==============
                                                                        AIM                   AIM
                                                                  V.I. AGGRESSIVE          V.I. BLUE
                                                                      GROWTH                 CHIP
                                                                 ------------------     -------------
INVESTMENT INCOME:
  Dividends                                                            $          -           $ 1,956
                                                                 -------------------     -------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                            71,728           104,662
  Administrative expense fees                                                 8,607            12,559
                                                                 -------------------     -------------
    Total expenses                                                           80,335           117,221
                                                                 -------------------     -------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                             3,342             7,595
  Administrative expense fees                                                   418               950
                                                                 -------------------     -------------
    Total expenses                                                            3,760             8,545
                                                                 -------------------     -------------
           Total expenses                                                    84,095           125,766
                                                                 -------------------     -------------
    Net investment income (loss)                                            (84,095)         (123,810)
                                                                 -------------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                              -                 -
  Net realized gain (loss) from sales of investments                     (1,111,491)         (618,240)
                                                                 -------------------     -------------
    Net realized gain (loss)                                             (1,111,491)         (618,240)
  Net unrealized gain (loss)                                                 36,922        (1,151,126)
                                                                 -------------------     -------------
    Net realized and unrealized gain (loss)                              (1,074,569)       (1,769,366)
                                                                 -------------------     -------------
    Net increase (decrease) in net assets from operations              $ (1,158,664)     $ (1,893,176)
                                                                 ===================     =============

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

For the Year Ended December 31, 2001

                                                                                                    ALLIANCE         ALLIANCE
                                                                                     ALLIANCE        GROWTH           PREMIER
                                                                     AIM             PREMIER       AND INCOME          GROWTH
                                                                  V.I. VALUE         GROWTH         CLASS B           CLASS B
                                                                -------------     -------------    -----------     -----------
INVESTMENT INCOME:
  Dividends                                                     $     30,682      $          -     $  109,619      $        -
                                                                -------------     -------------    -----------     -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                    140,045           572,081        276,745          39,647
  Administrative expense fees                                         16,805            68,650         33,209           4,757
                                                                -------------     -------------    -----------     -----------
    Total expenses                                                   156,850           640,731        309,954          44,404
                                                                -------------     -------------    -----------     -----------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                     14,870                 -         34,800          18,448
  Administrative expense fees                                          1,858                 -          4,350           2,306
                                                                -------------     -------------    -----------     -----------
    Total expenses                                                    16,728                 -         39,150          20,754
                                                                -------------     -------------    -----------     -----------
           Total expenses                                            173,578           640,731        349,104          65,158
                                                                -------------     -------------    -----------     -----------
    Net investment income (loss)                                    (142,896)         (640,731)      (239,485)        (65,158)
                                                                -------------     -------------    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                 465,752         2,440,246        849,123         288,776
  Net realized gain (loss) from sales of investments                (641,985)       (2,668,546)      (228,718)       (336,919)
                                                                -------------     -------------    -----------     -----------
    Net realized gain (loss)                                        (176,233)         (228,300)       620,405         (48,143)
  Net unrealized gain (loss)                                        (813,715)       (8,812,245)      (938,156)       (453,243)
                                                                -------------     -------------    -----------     -----------
    Net realized and unrealized gain (loss)                         (989,948)       (9,040,545)      (317,751)       (501,386)
                                                                -------------     -------------    -----------     -----------
    Net increase (decrease) in net assets from operations       $ (1,132,844)     $ (9,681,276)    $ (557,236)     $ (566,544)
                                                                =============     =============    ===========     ===========
                                                                  DEUTSCHE      DEUTSCHE      EATON VANCE          EATON VANCE
                                                                  VIT EAFE         VIT        VT FLOATING         VT WORLDWIDE
                                                                EQUITY INDEX    SMALL CAP    RATE-INCOME*        HEALTH SCIENCES*
                                                               --------------   ---------    --------------    -------------------
INVESTMENT INCOME:
  Dividends                                                        $       -    $ 22,183          $ 43,928              $       -
                                                               --------------   ---------    --------------    -------------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                     20,310      11,645            37,637                 14,762
  Administrative expense fees                                          2,437       1,397             4,517                  1,771
                                                               --------------   ---------    --------------    -------------------
    Total expenses                                                    22,747      13,042            42,154                 16,533
                                                               --------------   ---------    --------------    -------------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                        767         657             2,119                  1,418
  Administrative expense fees                                             96          82               265                    178
                                                               --------------   ---------    --------------    -------------------
    Total expenses                                                       863         739             2,384                  1,596
                                                               --------------   ---------    --------------    -------------------
           Total expenses                                             23,610      13,781            44,538                 18,129
                                                               --------------   ---------    --------------    -------------------
    Net investment income (loss)                                     (23,610)      8,402              (610)               (18,129)
                                                               --------------   ---------    --------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -     178,583                 -                      -
  Net realized gain (loss) from sales of investments                 512,135    (116,231)                -                  4,507
                                                               --------------   ---------    --------------    -------------------
    Net realized gain (loss)                                         512,135      62,352                 -                  4,507
  Net unrealized gain (loss)                                         (20,555)      2,769                 -                466,307
                                                               --------------   ---------    --------------    -------------------
    Net realized and unrealized gain (loss)                          491,580      65,121                 -                470,814
                                                               --------------   ---------    --------------    -------------------
    Net increase (decrease) in net assets from operations          $ 467,970    $ 73,523          $   (610)             $ 452,685
                                                               ==============   =========    ==============    ===================
                                                                                                                     FIDELITY VIP
                                                                 FIDELITY VIP    FIDELITY VIP        FIDELITY VIP   EQUITY-INCOME
                                                                 EQUITY-INCOME     GROWTH             HIGH INCOME   SERVICE CLASS 2
                                                               --------------   --------------     --------------   ---------------
INVESTMENT INCOME:
  Dividends                                                    $   4,256,760    $     213,244        $13,674,292           $ 2,950
                                                               --------------   --------------     --------------   ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                  3,054,636        3,105,555          1,331,184                 -
  Administrative expense fees                                        366,557          372,666            159,742                 -
                                                               --------------   --------------     --------------   ---------------
    Total expenses                                                 3,421,193        3,478,221          1,490,926                 -
                                                               --------------   --------------     --------------   ---------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                          -                -                  -            19,958
  Administrative expense fees                                              -                -                  -             2,494
                                                               --------------   --------------     --------------   ---------------
    Total expenses                                                         -                -                  -            22,452
                                                               --------------   --------------     --------------   ---------------
           Total expenses                                          3,421,193        3,478,221          1,490,926            22,452
                                                               --------------   --------------     --------------   ---------------
    Net investment income (loss)                                     835,567       (3,264,977)        12,183,366           (19,502)
                                                               --------------   --------------     --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor              11,959,470       20,044,966                  -             8,491
  Net realized gain (loss) from sales of investments                (650,236)     (10,623,184)       (28,960,065)          (46,662)
                                                               --------------   --------------     --------------   ---------------
    Net realized gain (loss)                                      11,309,234        9,421,782        (28,960,065)          (38,171)
  Net unrealized gain (loss)                                     (28,738,538)     (64,005,977)         2,264,574            (1,591)
                                                               --------------   --------------     --------------   ---------------
    Net realized and unrealized gain (loss)                      (17,429,304)     (54,584,195)       (26,695,491)          (39,762)
                                                               --------------   --------------     --------------   ---------------
    Net increase (decrease) in net assets from operations      $ (16,593,737)   $ (57,849,172)     $ (14,512,125)        $ (59,264)
                                                               ==============   ==============     ==============   ===============
                                                                  FIDELITY VIP
                                                                   GROWTH
                                                               SERVICE CLASS 2
                                                               ----------------
INVESTMENT INCOME:
  Dividends                                                         $       66
                                                               ----------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                            -
  Administrative expense fees                                                -
                                                               ----------------
    Total expenses                                                           -
                                                               ----------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                       23,625
  Administrative expense fees                                            2,953
                                                               ----------------
    Total expenses                                                      26,578
                                                               ----------------
           Total expenses                                               26,578
                                                               ----------------
    Net investment income (loss)                                       (26,512)
                                                               ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     6,157
  Net realized gain (loss) from sales of investments                   (50,749)
                                                               ----------------
    Net realized gain (loss)                                           (44,592)
  Net unrealized gain (loss)                                          (185,949)
                                                               ----------------
    Net realized and unrealized gain (loss)                           (230,541)
                                                               ----------------
    Net increase (decrease) in net assets from operations           $ (257,053)
                                                               ================

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

For the Year Ended December 31, 2001

                                                              FIDELITY VIP                      FIDELITY VIP II     FIDELITY VIP III
                                                              HIGH INCOME     FIDELITY VIP II     CONTRAFUND            GROWTH
                                                            SERVICE CLASS 2      CONTRAFUND     SERVICE CLASS 2        & INCOME
                                                            ---------------   ---------------  ------------------   ---------------
INVESTMENT INCOME:
  Dividends                                                     $   17,987        $   22,351           $     556        $   45,859
                                                            ---------------   ---------------  ------------------   ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                        -            79,679                   -            69,143
  Administrative expense fees                                            -             9,561                   -             8,297
                                                            ---------------   ---------------  ------------------   ---------------
    Total expenses                                                       -            89,240                   -            77,440
                                                            ---------------   ---------------  ------------------   ---------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   14,303                 -               8,199                 -
  Administrative expense fees                                        1,788                 -               1,025                 -
                                                            ---------------   ---------------  ------------------   ---------------
    Total expenses                                                  16,091                 -               9,224                 -
                                                            ---------------   ---------------  ------------------   ---------------
           Total expenses                                           16,091            89,240               9,224            77,440
                                                            ---------------   ---------------  ------------------   ---------------
    Net investment income (loss)                                     1,896           (66,889)             (8,668)          (31,581)
                                                            ---------------   ---------------  ------------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -            78,887               2,087           147,232
  Net realized gain (loss) from sales of investments               (35,129)         (278,872)             (7,277)         (435,119)
                                                            ---------------   ---------------  ------------------   ---------------
    Net realized gain (loss)                                       (35,129)         (199,985)             (5,190)         (287,887)
  Net unrealized gain (loss)                                      (168,826)         (123,136)              2,220            10,278
                                                            ---------------   ---------------  ------------------   ---------------
    Net realized and unrealized gain (loss)                       (203,955)         (323,121)             (2,970)         (277,609)
                                                            ---------------   ---------------  ------------------   ---------------
    Net increase (decrease) in net assets from operations       $ (202,059)       $ (390,010)          $ (11,638)       $ (309,190)
                                                            ===============   ===============  ==================  ===============
                                                                                 FIDELITY VIP III                           FT VIP
                                                                                      GROWTH        FIDELITY VIP III       FRANKLIN
                                                            FIDELITY VIP III         & INCOME            MID CAP           SMALL CAP
                                                                  MID CAP        SERVICE CLASS 2     SERVICE CLASS 2        CLASS 2
                                                            ----------------     -----------------  -----------------    -----------
INVESTMENT INCOME:
  Dividends                                                       $       -                 $ 603    $             -       $ 15,735
                                                            ----------------     -----------------  -----------------    -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                   123,619                     -                  -         50,019
  Administrative expense fees                                        14,834                     -                  -          6,002
                                                            ----------------     -----------------  -----------------    -----------
    Total expenses                                                  138,453                     -                  -         56,021
                                                            ----------------     -----------------  -----------------    -----------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                         -                 7,276             12,789          9,357
  Administrative expense fees                                             -                   910              1,599          1,170
                                                            ----------------     -----------------  -----------------    -----------
    Total expenses                                                        -                 8,186             14,388         10,527
                                                            ----------------     -----------------  -----------------    -----------
           Total expenses                                           138,453                 8,186             14,388         66,548
                                                            ----------------     -----------------  -----------------    -----------
    Net investment income (loss)                                   (138,453)               (7,583)           (14,388)       (50,813)
                                                            ----------------     -----------------  -----------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -                 1,936                  -              -
  Net realized gain (loss) from sales of investments               (113,553)               (1,175)            (9,915)      (575,927)
                                                            ----------------     -----------------  -----------------    -----------
    Net realized gain (loss)                                       (113,553)                  761             (9,915)      (575,927)
  Net unrealized gain (loss)                                        650,821                 4,752             97,326        433,003
                                                            ----------------     -----------------  -----------------    -----------
    Net realized and unrealized gain (loss)                         537,268                 5,513             87,411       (142,924)
                                                            ----------------     -----------------  -----------------    -----------
    Net increase (decrease) in net assets from operations         $ 398,815              $ (2,070)          $ 73,023     $ (193,737)
                                                            ===============     =================   ================     ==========

                                                               FT VIP        FT VIP TEMPLETON
                                                            MUTUAL SHARES     PACIFIC GROWTH                       INVESCO VIF
                                                             SECURITIES         SECURITIES          INVESCO VIF      HEALTH
                                                                CLASS 2         CLASS 2 (b)           DYNAMICS       SCIENCES
                                                            -------------    -----------------    -------------    -----------
INVESTMENT INCOME:
  Dividends                                                     $133,977             $      -     $          -       $ 33,730
                                                            -------------    -----------------    -------------    -----------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                131,554                  449           51,311         72,139
  Administrative expense fees                                     15,787                   53            6,158          8,656
                                                            -------------    -----------------    -------------    -----------
    Total expenses                                               147,341                  502           57,469         80,795
                                                            -------------    -----------------    -------------    -----------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                  9,121                    4            4,378          8,253
  Administrative expense fees                                      1,140                    -              547          1,031
                                                            -------------    -----------------    -------------    -----------
    Total expenses                                                10,261                    4            4,925          9,284
                                                            -------------    -----------------    -------------    -----------
           Total expenses                                        157,602                  506           62,394         90,079
                                                            -------------    -----------------    -------------    -----------
    Net investment income (loss)                                 (23,625)                (506)         (62,394)       (56,349)
                                                            -------------    -----------------    -------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor             450,431                    -                -              -
  Net realized gain (loss) from sales of investments            (483,437)              31,440       (1,042,814)       (93,264)
                                                            -------------    -----------------    -------------    -----------
    Net realized gain (loss)                                     (33,006)              31,440       (1,042,814)       (93,264)
  Net unrealized gain (loss)                                      57,039                 (394)         (14,240)       (40,829)
                                                            -------------    -----------------    -------------    -----------
    Net realized and unrealized gain (loss)                       24,033               31,046       (1,057,054)      (134,093)
                                                            -------------    -----------------    -------------    -----------
    Net increase (decrease) in net assets from operations          $ 408             $ 30,540     $ (1,119,448)    $ (190,442)
                                                            ============     =================    =============    ===========
                                                              JANUS ASPEN
                                                               AGGRESSIVE
                                                                 GROWTH
                                                            SERVICE SHARES
                                                           ----------------
INVESTMENT INCOME:
  Dividends                                                  $           -
                                                           ----------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                   49,123
  Administrative expense fees                                        5,895
                                                           ----------------
    Total expenses                                                  55,018
                                                           ----------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    8,014
  Administrative expense fees                                        1,002
                                                           ----------------
    Total expenses                                                   9,016
                                                           ----------------
           Total expenses                                           64,034
                                                           ----------------
    Net investment income (loss)                                   (64,034)
                                                           ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -
  Net realized gain (loss) from sales of investments            (2,119,713)
                                                           ----------------
    Net realized gain (loss)                                    (2,119,713)
  Net unrealized gain (loss)                                      (166,904)
                                                           ----------------
    Net realized and unrealized gain (loss)                     (2,286,617)
                                                           ----------------
    Net increase (decrease) in net assets from operations     $ (2,350,651)
                                                           ================

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

For the Year Ended December 31, 2001

                                                                                  JANUS ASPEN      JANUS ASPEN
                                                                JANUS ASPEN          GROWTH       INTERNATIONAL      PIONEER
                                                                   GROWTH           AND INCOME         GROWTH        FUND VCT
                                                              SERVICE SHARES     SERVICE SHARES   SERVICE SHARES    CLASS II*
                                                              ---------------    --------------   --------------    ----------
INVESTMENT INCOME:
  Dividends                                                     $          -        $   87,867       $   60,005      $ 10,053
                                                              ---------------    --------------   --------------    ----------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                     82,291            79,746           80,200        11,686
  Administrative expense fees                                          9,875             9,569            9,624         1,402
                                                              ---------------    --------------   --------------    ----------
    Total expenses                                                    92,166            89,315           89,824        13,088
                                                              ---------------    --------------   --------------    ----------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                      9,895             8,708           13,921         2,810
  Administrative expense fees                                          1,237             1,088            1,740           351
                                                              ---------------    --------------   --------------    ----------
    Total expenses                                                    11,132             9,796           15,661         3,161
                                                              ---------------    --------------   --------------    ----------
           Total expenses                                            103,298            99,111          105,485        16,249
                                                              ---------------    --------------   --------------    ----------
    Net investment income (loss)                                    (103,298)          (11,244)         (45,480)       (6,196)
                                                              ---------------    --------------   --------------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  15,397                 -                -        33,596
  Net realized gain (loss) from sales of investments                (410,657)         (427,603)        (945,501)      (17,273)
                                                              ---------------    --------------   --------------    ----------
    Net realized gain (loss)                                        (395,260)         (427,603)        (945,501)       16,323
  Net unrealized gain (loss)                                      (1,589,611)         (315,211)         205,973       (61,670)
                                                              ---------------    --------------   --------------    ----------
    Net realized and unrealized gain (loss)                       (1,984,871)         (742,814)        (739,528)      (45,347)
                                                              ---------------    --------------   --------------    ----------
    Net increase (decrease) in net assets from operations       $ (2,088,169)       $ (754,058)      $ (785,008)    $ (51,543)
                                                              ===============    ==============   ==============    ==========
                                                                 PIONEER           SVS
                                                               REAL ESTATE        DREMAN         SCUDDER         T. ROWE PRICE
                                                               GROWTH VCT        FINANCIAL      TECHNOLOGY        INTERNATIONAL
                                                               CLASS II*        SERVICES (a)    GROWTH (a)            STOCK
                                                              -------------     ------------   -------------     ---------------
INVESTMENT INCOME:
  Dividends                                                       $ 64,985         $ 22,782         $ 5,392         $ 1,610,804
                                                              -------------     ------------   -------------     ---------------

EXPENSES:
ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD:
  Mortality and expense risk fees                                   11,205           41,557          56,798           1,002,418
  Administrative expense fees                                        1,345            4,987           6,816             120,290
                                                              -------------     ------------   -------------     ---------------
    Total expenses                                                  12,550           46,544          63,614           1,122,708
                                                              -------------     ------------   -------------     ---------------

ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                      329            6,044           6,653              10,177
  Administrative expense fees                                           41              755             832               1,272
                                                              -------------     ------------   -------------     ---------------
    Total expenses                                                     370            6,799           7,485              11,449
                                                              -------------     ------------   -------------     ---------------
           Total expenses                                           12,920           53,343          71,099           1,134,157
                                                              -------------     ------------   -------------     ---------------
    Net investment income (loss)                                    52,065          (30,561)        (65,707)            476,647
                                                              -------------     ------------   -------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -            8,762               -                   -
  Net realized gain (loss) from sales of investments                (2,412)         (44,215)     (1,650,921)        (26,733,887)
                                                              -------------     ------------   -------------     ---------------
    Net realized gain (loss)                                        (2,412)         (35,453)     (1,650,921)        (26,733,887)
  Net unrealized gain (loss)                                        38,788           12,232        (352,354)          6,026,364
                                                              -------------     ------------   -------------     ---------------
    Net realized and unrealized gain (loss)                         36,376          (23,221)     (2,003,275)        (20,707,523)
                                                              -------------     ------------   -------------     ---------------
    Net increase (decrease) in net assets from operations         $ 88,441        $ (53,782)   $ (2,068,982)       $(20,230,876)
                                                              =============     ============   =============     ===============

* For the period 5/1/01 to 12/31/01.
(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         AIT
                                                                                    EQUITY INDEX
                                                                           YEAR ENDED           PERIOD FROM
                                                                            12/31/01       10/6/00* TO 12/31/00
                                                                         --------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (14,026)    $                748
    Net realized gain (loss)                                                  (287,066)                      (3)
    Net unrealized gain (loss)                                                (490,260)                 (27,474)
                                                                         --------------   ----------------------
    Net increase (decrease) in net assets from operations                     (791,352)                 (26,729)
                                                                         --------------   ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    9,808,215                  860,467
    Withdrawals                                                               (371,420)                  (5,254)
    Contract benefits                                                         (169,797)                       -
    Contract charges                                                           (11,879)                    (168)
    Transfers between sub-accounts (including fixed account), net            4,201,967                        -
    Other transfers from (to) the General Account                            2,246,157                  266,862
    Net increase (decrease) in investment by Sponsor                            (1,926)                   2,069
                                                                         --------------   ----------------------
    Net increase (decrease) in net assets from contract transactions        15,701,317                1,123,976
                                                                         --------------   ----------------------
    Net increase (decrease) in net assets                                   14,909,965                1,097,247

NET ASSETS:
  Beginning of year                                                          1,097,247                        -
                                                                         --------------   ----------------------
  End of year                                                             $ 16,007,212     $          1,097,247
                                                                         ==============   ======================


                                                                                       AIT
                                                                                   MONEY MARKET
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                               2001            2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $   5,552,334    $   7,550,317
    Net realized gain (loss)                                                          -                -
    Net unrealized gain (loss)                                                        -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                     5,552,334        7,550,317
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   114,966,200       95,578,569
    Withdrawals                                                             (80,093,802)     (40,554,043)
    Contract benefits                                                        (6,717,217)      (5,084,019)
    Contract charges                                                           (158,930)         (60,264)
    Transfers between sub-accounts (including fixed account), net            25,742,593      (14,206,017)
    Other transfers from (to) the General Account                            (1,455,337)     (25,130,403)
    Net increase (decrease) in investment by Sponsor                             (2,044)           2,000
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions         52,281,463       10,545,823
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                    57,833,797       18,096,140

NET ASSETS:
  Beginning of year                                                         179,705,413      161,609,273
                                                                         ---------------  ---------------
  End of year                                                             $ 237,539,210    $ 179,705,413
                                                                         ===============  ===============


                                                                                   AIT SELECT
                                                                                AGGRESSIVE GROWTH
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                               2001            2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  (2,823,570)   $  (4,459,152)
    Net realized gain (loss)                                                (24,395,593)      78,124,152
    Net unrealized gain (loss)                                              (31,511,467)    (160,129,082)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                   (58,730,630)     (86,464,082)
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    10,851,832       50,710,109
    Withdrawals                                                             (20,289,967)     (28,563,756)
    Contract benefits                                                        (3,579,659)      (2,517,960)
    Contract charges                                                           (149,698)        (138,507)
    Transfers between sub-accounts (including fixed account), net           (17,927,028)       8,227,636
    Other transfers from (to) the General Account                             2,244,040        8,284,461
    Net increase (decrease) in investment by Sponsor                             (1,829)           2,000
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions        (28,852,309)      36,003,983
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                   (87,582,939)     (50,460,099)

NET ASSETS:
  Beginning of year                                                         256,715,369      307,175,468
                                                                         ---------------  ---------------
  End of year                                                             $ 169,132,430    $ 256,715,369
                                                                         ===============  ===============


                                                                                    AIT SELECT
                                                                               CAPITAL APPRECIATION
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                              2001              2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  (2,253,129)   $  (2,381,049)
    Net realized gain (loss)                                                 12,330,610       15,470,817
    Net unrealized gain (loss)                                              (16,870,771)      (5,464,280)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                    (6,793,290)       7,625,488
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    11,012,729       37,566,689
    Withdrawals                                                             (12,262,301)     (13,075,787)
    Contract benefits                                                        (3,558,784)      (2,240,307)
    Contract charges                                                           (114,604)         (73,143)
    Transfers between sub-accounts (including fixed account), net           (16,161,623)         255,714
    Other transfers from (to) the General Account                              (846,920)       6,790,723
    Net increase (decrease) in investment by Sponsor                             (2,108)           2,000
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions        (21,933,611)      29,225,889
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                   (28,726,901)      36,851,377

NET ASSETS:
  Beginning of year                                                         182,950,461      146,099,084
                                                                         ---------------  ---------------
  End of year                                                             $ 154,223,560    $ 182,950,461
                                                                         ===============  ===============


                                                                                   AIT SELECT
                                                                                EMERGING MARKETS
                                                                             YEAR ENDED DECEMBER 31,
                                                                         ------------------------------
                                                                              2001            2000
                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $   (291,586)   $   (309,561)
    Net realized gain (loss)                                                (5,071,198)     (1,491,741)
    Net unrealized gain (loss)                                               3,220,166      (9,800,228)
                                                                         --------------  --------------
    Net increase (decrease) in net assets from operations                   (2,142,618)    (11,601,530)
                                                                         --------------  --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    3,955,952      12,163,638
    Withdrawals                                                             (1,264,681)     (2,131,916)
    Contract benefits                                                         (447,310)       (223,807)
    Contract charges                                                           (22,665)        (16,087)
    Transfers between sub-accounts (including fixed account), net           (1,317,883)      2,818,599
    Other transfers from (to) the General Account                              145,045       2,010,397
    Net increase (decrease) in investment by Sponsor                            (1,869)          2,000
                                                                         --------------  --------------
    Net increase (decrease) in net assets from contract transactions         1,046,589      14,622,824
                                                                         --------------  --------------
    Net increase (decrease) in net assets                                   (1,096,029)      3,021,294

NET ASSETS:
  Beginning of year                                                         21,411,395      18,390,101
                                                                         --------------  --------------
  End of year                                                             $ 20,315,366    $ 21,411,395
                                                                         ==============  ==============


                                                                                        AIT
                                                                                   SELECT GROWTH
                                                                              YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------
                                                                               2001             2000
                                                                         ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  (4,120,755)   $  (6,476,958)
    Net realized gain (loss)                                                  6,477,730       75,550,949
    Net unrealized gain (loss)                                             (100,066,359)    (161,000,263)
                                                                         ---------------  ----------------
    Net increase (decrease) in net assets from operations                   (97,709,384)     (91,926,272)
                                                                         ---------------  ----------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    12,207,744       33,315,912
    Withdrawals                                                             (28,711,221)     (38,521,559)
    Contract benefits                                                        (6,579,885)      (5,573,255)
    Contract charges                                                           (134,904)        (135,640)
    Transfers between sub-accounts (including fixed account), net           (26,262,455)       5,956,343
    Other transfers from (to) the General Account                            (2,481,598)       9,655,319
    Net increase (decrease) in investment by Sponsor                             (1,738)           2,000
                                                                         ---------------  ----------------
    Net increase (decrease) in net assets from contract transactions        (51,964,057)       4,699,120
                                                                         ---------------  ----------------
    Net increase (decrease) in net assets                                  (149,673,441)     (87,227,152)

NET ASSETS:
  Beginning of year                                                         391,981,934      479,209,086
                                                                         ---------------  ----------------
  End of year                                                             $ 242,308,493    $ 391,981,934
                                                                         ===============  ================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.

                                                                                                          AIT
                                                                                               SELECT GROWTH AND INCOME
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                 2001            2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $  (2,719,426)   $  (2,632,245)
    Net realized gain (loss)                                                                  (11,661,994)      66,908,386
    Net unrealized gain (loss)                                                                (32,868,897)    (112,914,716)
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                     (47,250,317)     (48,638,575)
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                      19,753,410       58,756,567
    Withdrawals                                                                               (30,895,518)     (33,381,767)
    Contract benefits                                                                          (8,248,147)      (5,258,530)
    Contract charges                                                                             (195,392)        (144,082)
    Transfers between sub-accounts (including fixed account), net                             (24,646,952)         180,984
    Other transfers from (to) the General Account                                               2,832,741       14,774,477
    Net increase (decrease) in investment by Sponsor                                               (1,944)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                          (41,401,802)      34,929,649
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                     (88,652,119)     (13,708,926)

NET ASSETS:
  Beginning of year                                                                           362,918,624      376,627,550
                                                                                           ---------------  ---------------
  End of year                                                                               $ 274,266,505    $ 362,918,624
                                                                                           ===============  ===============


                                                                                                      AIT SELECT
                                                                                                 INTERNATIONAL EQUITY
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                2001             2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $     213,502    $  (2,234,121)
    Net realized gain (loss)                                                                  (40,893,459)      33,047,125
    Net unrealized gain (loss)                                                                 (5,886,869)     (51,404,667)
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                     (46,566,826)     (20,591,663)
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                      19,922,666       40,082,007
    Withdrawals                                                                               (18,008,606)     (18,860,651)
    Contract benefits                                                                          (4,007,719)      (2,544,795)
    Contract charges                                                                             (121,406)         (92,961)
    Transfers between sub-accounts (including fixed account), net                             (21,702,014)      (2,704,798)
    Other transfers from (to) the General Account                                              (2,080,228)       6,809,432
    Net increase (decrease) in investment by Sponsor                                               (1,870)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                          (25,999,177)      22,690,234
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                     (72,566,003)       2,098,571

NET ASSETS:
  Beginning of year                                                                           230,843,265      228,744,694
                                                                                           ---------------  ---------------
  End of year                                                                               $ 158,277,262    $ 230,843,265
                                                                                           ===============  ===============


                                                                                                      AIT SELECT
                                                                                              INVESTMENT GRADE INCOME (c)
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                2001             2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $   8,283,049    $   8,229,132
    Net realized gain (loss)                                                                       66,517         (688,267)
    Net unrealized gain (loss)                                                                  2,758,954        5,900,383
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                      11,108,520       13,441,248
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                      41,698,714       31,550,312
    Withdrawals                                                                               (17,993,327)     (15,536,337)
    Contract benefits                                                                          (4,228,792)      (2,778,035)
    Contract charges                                                                             (131,755)         (64,780)
    Transfers between sub-accounts (including fixed account), net                               7,165,569       (9,967,216)
    Other transfers from (to) the General Account                                               2,755,383        2,038,406
    Net increase (decrease) in investment by Sponsor                                               (2,085)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                           29,263,707        5,244,350
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                      40,372,227       18,685,598

NET ASSETS:
  Beginning of year                                                                           166,659,869      147,974,271
                                                                                           ---------------  ---------------
  End of year                                                                               $ 207,032,096    $ 166,659,869
                                                                                           ===============  ===============


                                                                                                     AIT SELECT
                                                                                                  STRATEGIC GROWTH
                                                                                               YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                2001             2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $    (297,092)   $    (360,931)
    Net realized gain (loss)                                                                   (2,843,210)         840,035
    Net unrealized gain (loss)                                                                 (4,801,518)     (13,611,759)
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                      (7,941,820)     (13,132,655)
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                       4,565,133       12,517,412
    Withdrawals                                                                                (1,285,292)      (1,631,730)
    Contract benefits                                                                            (602,646)        (359,023)
    Contract charges                                                                              (21,731)         (17,432)
    Transfers between sub-accounts (including fixed account), net                                 560,683        4,866,929
    Other transfers from (to) the General Account                                               1,570,948        2,962,728
    Net increase (decrease) in investment by Sponsor                                               (1,672)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                            4,785,423       18,340,884
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                      (3,156,397)       5,208,229

NET ASSETS:
  Beginning of year                                                                            24,741,505       19,533,276
                                                                                           ---------------  ---------------
  End of year                                                                               $  21,585,108    $  24,741,505
                                                                                           ===============  ===============



                                                                                                         AIT SELECT
                                                                                                      STRATEGIC INCOME
                                                                                              YEAR ENDED         PERIOD FROM
                                                                                               12/31/01      10/6/00* TO 12/31/00
                                                                                           ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $     177,027    $             10,203
    Net realized gain (loss)                                                                      283,116                     383
    Net unrealized gain (loss)                                                                   (401,879)                  2,914
                                                                                           ---------------  ----------------------
    Net increase (decrease) in net assets from operations                                          58,264                  13,500
                                                                                           ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                       8,367,813                 584,870
    Withdrawals                                                                                  (301,774)                 (4,235)
    Contract benefits                                                                             (54,468)                      -
    Contract charges                                                                               (7,568)                   (106)
    Transfers between sub-accounts (including fixed account), net                               7,304,501                       -
    Other transfers from (to) the General Account                                               1,760,489                 152,038
    Net increase (decrease) in investment by Sponsor                                               (2,093)                  1,933
                                                                                           ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions                           17,066,900                 734,500
                                                                                           ---------------  ----------------------
    Net increase (decrease) in net assets                                                      17,125,164                 748,000

NET ASSETS:
  Beginning of year                                                                               748,000                       -
                                                                                           ---------------  ----------------------
  End of year                                                                               $  17,873,164    $            748,000
                                                                                           ===============  ======================


                                                                                                     AIT SELECT
                                                                                                  VALUE OPPORTUNITY
                                                                                                YEAR ENDED DECEMBER 31,
                                                                                           --------------------------------
                                                                                                 2001             2000
                                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                                            $    (870,235)   $    (677,817)
    Net realized gain (loss)                                                                   14,102,380        2,606,571
    Net unrealized gain (loss)                                                                 (2,104,084)      15,629,593
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                                      11,128,061       17,558,347
                                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                      18,931,741       25,251,760
    Withdrawals                                                                                (7,208,452)      (3,401,881)
    Contract benefits                                                                          (2,775,570)        (580,201)
    Contract charges                                                                             (102,316)         (34,171)
    Transfers between sub-accounts (including fixed account), net                               9,405,367        7,624,022
    Other transfers from (to) the General Account                                                 409,458        6,997,486
    Net increase (decrease) in investment by Sponsor                                               (2,433)           2,000
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions                           18,657,795       35,859,015
                                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                                      29,785,856       53,417,362

NET ASSETS:
  Beginning of year                                                                            94,148,915       40,731,553
                                                                                           ---------------  ---------------
  End of year                                                                               $ 123,934,771    $  94,148,915
                                                                                           ===============  ===============

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                   AIM V.I. AGGRESSIVE
                                                                                         GROWTH
                                                                           YEAR ENDED          PERIOD FROM
                                                                            12/31/01       10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (84,095)   $             (3,173)
    Net realized gain (loss)                                                 (1,111,491)                (13,295)
    Net unrealized gain (loss)                                                   36,922                 (69,294)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (1,158,664)                (85,762)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     4,824,891               1,672,882
    Withdrawals                                                                (872,774)                 (7,560)
    Contract benefits                                                          (133,425)                      -
    Contract charges                                                             (9,992)                   (481)
    Transfers between sub-accounts (including fixed account), net             3,040,488                       -
    Other transfers from (to) the General Account                             1,111,188               1,096,388
    Net increase (decrease) in investment by Sponsor                             (1,702)                  2,155
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          7,958,674               2,763,384
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     6,800,010               2,677,622

NET ASSETS:
  Beginning of year                                                           2,677,622                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   9,477,632    $          2,677,622
                                                                         ===============  ======================



                                                                                           AIM
                                                                                      V.I. BLUE CHIP
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (123,810)   $             (3,063)
    Net realized gain (loss)                                                   (618,240)                   (764)
    Net unrealized gain (loss)                                               (1,151,126)                (87,016)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (1,893,176)                (90,843)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    10,015,393               1,758,859
    Withdrawals                                                                (399,523)                 (3,953)
    Contract benefits                                                           (92,778)                      -
    Contract charges                                                            (16,021)                   (374)
    Transfers between sub-accounts (including fixed account), net             1,982,345                       -
    Other transfers from (to) the General Account                             2,531,249                 750,751
    Net increase (decrease) in investment by Sponsor                             (1,781)                  2,099
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         14,018,884               2,507,382
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    12,125,708               2,416,539

NET ASSETS:
  Beginning of year                                                           2,416,539                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  14,542,247    $          2,416,539
                                                                         ===============  ======================




                                                                                    AIM V.I. VALUE
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (142,896)   $               (857)
    Net realized gain (loss)                                                   (176,233)                (25,415)
    Net unrealized gain (loss)                                                 (813,715)                 (7,046)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (1,132,845)                (33,318)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    13,959,685               2,087,831
    Withdrawals                                                                (650,775)                 (9,942)
    Contract benefits                                                          (261,957)                      -
    Contract charges                                                            (18,903)                   (205)
    Transfers between sub-accounts (including fixed account), net             5,890,528                       -
    Other transfers from (to) the General Account                             3,854,115                 213,414
    Net increase (decrease) in investment by Sponsor                             (1,951)                  2,099
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         22,770,742               2,293,197
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    21,637,897               2,259,879

NET ASSETS:
  Beginning of year                                                           2,259,879                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  23,897,776    $          2,259,879
                                                                         ===============  ======================


                                                                                ALLIANCE PREMIER
                                                                                     GROWTH
                                                                             YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                             2001              2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (640,731)   $    (488,967)
    Net realized gain (loss)                                                   (228,300)         971,536
    Net unrealized gain (loss)                                               (8,812,245)     (10,234,075)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                    (9,681,276)      (9,751,506)
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    14,882,352       49,789,132
    Withdrawals                                                              (2,007,213)      (1,788,137)
    Contract benefits                                                          (949,966)        (355,977)
    Contract charges                                                           (112,884)         (88,206)
    Transfers between sub-accounts (including fixed account), net              (508,594)               -
    Other transfers from (to) the General Account                            (1,715,685)       3,924,691
    Net increase (decrease) in investment by Sponsor                                  -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions          9,588,010       51,481,503
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                       (93,266)      41,729,997

NET ASSETS:
  Beginning of year                                                          48,296,183        6,566,186
                                                                         ---------------  ---------------
  End of year                                                             $  48,202,917    $  48,296,183
                                                                         ===============  ===============


                                                                                       ALLIANCE
                                                                                  GROWTH AND INCOME
                                                                                        CLASS B
                                                                           YEAR ENDED         PERIOD FROM
                                                                            12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (239,485)   $             (4,326)
    Net realized gain (loss)                                                    620,405                      (7)
    Net unrealized gain (loss)                                                 (938,156)                117,774
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (557,236)                113,441
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    29,286,998               2,485,652
    Withdrawals                                                              (1,035,409)                 (3,664)
    Contract benefits                                                          (311,897)                      -
    Contract charges                                                            (37,139)                   (670)
    Transfers between sub-accounts (including fixed account), net            18,368,042                       -
    Other transfers from (to) the General Account                             8,278,571               1,000,702
    Net increase (decrease) in investment by Sponsor                             (2,292)                  1,978
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         54,546,874               3,483,998
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    53,989,638               3,597,439

NET ASSETS:
  Beginning of year                                                           3,597,439                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  57,587,077    $          3,597,439
                                                                         ===============  ======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.

                                                                                          ALLIANCE
                                                                                       PREMIER GROWTH
                                                                                          CLASS B
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (65,158)   $                (10)
    Net realized gain (loss)                                                    (48,143)                      -
    Net unrealized gain (loss)                                                 (453,243)                   (678)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (566,544)                   (688)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     5,324,720                  17,660
    Withdrawals                                                                (297,741)                      -
    Contract benefits                                                           (58,755)                      -
    Contract charges                                                             (4,545)                      -
    Transfers between sub-accounts (including fixed account), net             6,023,973                       -
    Other transfers from (to) the General Account                               410,283                       1
    Net increase (decrease) in investment by Sponsor                             (1,965)                  2,000
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         11,395,970                  19,661
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    10,829,426                  18,973

NET ASSETS:
  Beginning of year                                                              18,973                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  10,848,399    $             18,973
                                                                         ===============  ======================



                                                                                    DEUTSCHE VIT EAFE
                                                                                      EQUITY INDEX
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (23,610)   $             (1,334)
    Net realized gain (loss)                                                    512,135                  (8,920)
    Net unrealized gain (loss)                                                  (20,555)                 23,119
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                       467,970                  12,865
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       830,432                  81,139
    Withdrawals                                                                 (93,769)                 (2,861)
    Contract benefits                                                                 -                       -
    Contract charges                                                             (1,012)                    (26)
    Transfers between sub-accounts (including fixed account), net             2,624,382                       -
    Other transfers from (to) the General Account                            (2,925,188)                802,845
    Net increase (decrease) in investment by Sponsor                                  -                   2,070
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions            434,845                 883,167
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                       902,815                 896,032

NET ASSETS:
  Beginning of year                                                             896,032                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   1,798,847    $            896,032
                                                                         ===============  ======================



                                                                                     DEUTSCHE VIT
                                                                                       SMALL CAP
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $       8,402    $               (547)
    Net realized gain (loss)                                                     62,352                 (11,189)
    Net unrealized gain (loss)                                                    2,769                  (1,432)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                        73,523                 (13,168)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     2,606,408                  76,469
    Withdrawals                                                                 (32,545)                      -
    Contract benefits                                                           (18,916)                      -
    Contract charges                                                               (867)                    (13)
    Transfers between sub-accounts (including fixed account), net               258,945                       -
    Other transfers from (to) the General Account                             1,036,501                  19,862
    Net increase (decrease) in investment by Sponsor                             (4,007)                  4,000
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          3,845,519                 100,318
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     3,919,042                  87,150

NET ASSETS:
  Beginning of year                                                              87,150                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   4,006,192    $             87,150
                                                                         ===============  ======================


                                                                              EATON VANCE             EATON VANCE
                                                                              VT FLOATING            VT WORLDWIDE
                                                                              RATE-INCOME           HEALTH SCIENCES
                                                                              PERIOD FROM             PERIOD FROM
                                                                          5/1/01* TO 12/31/01     5/1/01* TO 12/31/01
                                                                         ----------------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $               (610)   $            (18,129)
    Net realized gain (loss)                                                                 -                   4,507
    Net unrealized gain (loss)                                                               -                 466,307
                                                                         ----------------------  ----------------------
    Net increase (decrease) in net assets from operations                                 (610)                452,685
                                                                         ----------------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                            7,849,346               4,765,938
    Withdrawals                                                                       (587,167)                (43,568)
    Contract benefits                                                                        -                       -
    Contract charges                                                                    (3,657)                 (1,984)
    Transfers between sub-accounts (including fixed account), net                    1,984,878               1,574,459
    Other transfers from (to) the General Account                                     (100,755)                389,878
    Net increase (decrease) in investment by Sponsor                                       (13)                   (219)
                                                                         ----------------------  ----------------------
    Net increase (decrease) in net assets from contract transactions                 9,142,632               6,684,504
                                                                         ----------------------  ----------------------
    Net increase (decrease) in net assets                                            9,142,022               7,137,189

NET ASSETS:
  Beginning of year                                                                          -                       -
                                                                         ----------------------  ----------------------
  End of year                                                             $          9,142,022    $          7,137,189
                                                                         ======================  ======================



                                                                           FIDELITY VIP EQUITY-INCOME
                                                                             YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                               2001            2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     835,567    $     502,351
    Net realized gain (loss)                                                 11,309,234       15,178,503
    Net unrealized gain (loss)                                              (28,738,538)       1,171,838
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                   (16,593,737)      16,852,692
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    24,042,406       42,318,526
    Withdrawals                                                             (19,163,797)     (17,635,182)
    Contract benefits                                                        (7,978,840)      (4,178,769)
    Contract charges                                                           (157,626)         (90,954)
    Transfers between sub-accounts (including fixed account), net            (7,095,817)     (12,267,584)
    Other transfers from (to) the General Account                             4,343,900        8,721,543
    Net increase (decrease) in investment by Sponsor                                  -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions         (6,009,774)      16,867,580
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                   (22,603,511)      33,720,272

NET ASSETS:
  Beginning of year                                                         256,933,070      223,212,798
                                                                         ---------------  ---------------
  End of year                                                             $ 234,329,559    $ 256,933,070
                                                                         ===============  ===============

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                FIDELITY VIP GROWTH
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                               2001            2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  (3,264,977)   $  (4,316,729)
    Net realized gain (loss)                                                  9,421,782       34,962,376
    Net unrealized gain (loss)                                              (64,005,977)     (75,694,842)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                   (57,849,172)     (45,049,195)
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    17,316,833       76,855,476
    Withdrawals                                                             (18,194,671)     (28,419,441)
    Contract benefits                                                        (6,463,303)      (4,558,251)
    Contract charges                                                           (193,892)        (155,917)
    Transfers between sub-accounts (including fixed account), net           (24,977,726)      13,397,110
    Other transfers from (to) the General Account                            (4,412,472)      13,815,152
    Net increase (decrease) in investment by Sponsor                                  -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions        (36,925,231)      70,934,129
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                   (94,774,403)      25,884,934

NET ASSETS:
  Beginning of year                                                         311,470,309      285,585,375
                                                                         ---------------  ---------------
  End of year                                                             $ 216,695,906    $ 311,470,309
                                                                         ===============  ===============



                                                                             FIDELITY VIP HIGH INCOME
                                                                              YEAR ENDED DECEMBER 31,
                                                                         --------------------------------
                                                                              2001             2000
                                                                         ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $  12,183,366    $   6,683,543
    Net realized gain (loss)                                                (28,960,065)      (3,654,859)
    Net unrealized gain (loss)                                                2,264,574      (34,768,594)
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from operations                   (14,512,125)     (31,739,910)
                                                                         ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    15,838,256       25,861,832
    Withdrawals                                                              (8,846,557)      (9,515,829)
    Contract benefits                                                        (2,937,580)      (2,780,482)
    Contract charges                                                            (75,032)         (46,735)
    Transfers between sub-accounts (including fixed account), net               907,535       (3,746,814)
    Other transfers from (to) the General Account                              (353,877)       5,433,534
    Net increase (decrease) in investment by Sponsor                                  -                -
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions          4,532,745       15,205,506
                                                                         ---------------  ---------------
    Net increase (decrease) in net assets                                    (9,979,380)     (16,534,404)

NET ASSETS:
  Beginning of year                                                         109,277,014      125,811,418
                                                                         ---------------  ---------------
  End of year                                                             $  99,297,634    $ 109,277,014
                                                                         ===============  ===============


                                                                                      FIDELITY VIP
                                                                                      EQUITY-INCOME
                                                                                     SERVICE CLASS 2
                                                                           YEAR ENDED           PERIOD FROM
                                                                            12/31/01       11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (19,502)   $                  (9)
    Net realized gain (loss)                                                    (38,171)                       -
    Net unrealized gain (loss)                                                   (1,591)                     173
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                       (59,264)                     164
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     4,444,554                   25,420
    Withdrawals                                                                 (90,707)                       -
    Contract benefits                                                           (43,033)                       -
    Contract charges                                                             (2,921)                       -
    Transfers between sub-accounts (including fixed account), net               296,859                        -
    Other transfers from (to) the General Account                               374,345                        -
    Net increase (decrease) in investment by Sponsor                             (2,141)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          4,976,956                   27,420
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     4,917,692                   27,584

NET ASSETS:
  Beginning of year                                                              27,584                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   4,945,276    $              27,584
                                                                         ===============  =======================



                                                                                   FIDELITY VIP GROWTH
                                                                                     SERVICE CLASS 2
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (26,512)   $                  (9)
    Net realized gain (loss)                                                    (44,592)                       -
    Net unrealized gain (loss)                                                 (185,949)                    (454)
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                      (257,053)                    (463)
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     3,610,629                    8,220
    Withdrawals                                                                 (57,623)                       -
    Contract benefits                                                           (91,364)                       -
    Contract charges                                                             (3,752)                       -
    Transfers between sub-accounts (including fixed account), net               114,348                        -
    Other transfers from (to) the General Account                               203,073                        -
    Net increase (decrease) in investment by Sponsor                             (1,842)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          3,773,469                   10,220
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     3,516,416                    9,757

NET ASSETS:
  Beginning of year                                                               9,757                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   3,526,173    $               9,757
                                                                         ===============  =======================



                                                                                FIDELITY VIP HIGH INCOME
                                                                                    SERVICE CLASS 2
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $       1,896    $                 (11)
    Net realized gain (loss)                                                    (35,129)                       -
    Net unrealized gain (loss)                                                 (168,826)                     200
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                      (202,059)                     189
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     2,192,572                   11,600
    Withdrawals                                                                 (62,503)                       -
    Contract benefits                                                           (27,609)                       -
    Contract charges                                                             (2,047)                       -
    Transfers between sub-accounts (including fixed account), net               616,281                        -
    Other transfers from (to) the General Account                                 3,704                        -
    Net increase (decrease) in investment by Sponsor                             (1,870)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          2,718,528                   13,600
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     2,516,469                   13,789

NET ASSETS:
  Beginning of year                                                              13,789                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   2,530,258    $              13,789
                                                                         ===============  =======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                    FIDELITY VIP II
                                                                                      CONTRAFUND
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (66,889)   $             (4,043)
    Net realized gain (loss)                                                   (199,985)                (18,779)
    Net unrealized gain (loss)                                                 (123,136)                108,056
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (390,010)                 85,234
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     9,737,305                 977,794
    Withdrawals                                                                (276,265)                (15,876)
    Contract benefits                                                           (22,591)                      -
    Contract charges                                                             (8,992)                   (141)
    Transfers between sub-accounts (including fixed account), net             2,585,378                       -
    Other transfers from (to) the General Account                            (1,998,592)              3,307,941
    Net increase (decrease) in investment by Sponsor                                  -                      73
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         10,016,243               4,269,791
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     9,626,233               4,355,025

NET ASSETS:
  Beginning of year                                                           4,355,025                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  13,981,258    $          4,355,025
                                                                         ===============  ======================



                                                                               FIDELITY VIP II CONTRAFUND
                                                                                     SERVICE CLASS 2
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $      (8,668)   $                  (7)
    Net realized gain (loss)                                                     (5,190)                       -
    Net unrealized gain (loss)                                                    2,220                       (1)
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                       (11,638)                      (8)
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,716,736                   17,000
    Withdrawals                                                                 (13,551)                       -
    Contract benefits                                                           (20,267)                       -
    Contract charges                                                             (1,236)                       -
    Transfers between sub-accounts (including fixed account), net               135,200                        -
    Other transfers from (to) the General Account                               136,141                        1
    Net increase (decrease) in investment by Sponsor                             (1,877)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          1,951,146                   19,001
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     1,939,508                   18,993

NET ASSETS:
  Beginning of year                                                              18,993                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   1,958,501    $              18,993
                                                                         ===============  =======================



                                                                                  FIDELITY VIP III GROWTH
                                                                                         & INCOME
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (31,581)   $             (1,357)
    Net realized gain (loss)                                                   (287,887)                 35,760
    Net unrealized gain (loss)                                                   10,278                  (7,890)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (309,190)                 26,513
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     5,397,911               1,286,268
    Withdrawals                                                                (327,815)                 (4,768)
    Contract benefits                                                          (123,244)                      -
    Contract charges                                                             (8,250)                   (113)
    Transfers between sub-accounts (including fixed account), net             5,438,700                       -
    Other transfers from (to) the General Account                             1,067,402                 141,281
    Net increase (decrease) in investment by Sponsor                                  -                       7
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         11,444,704               1,422,675
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    11,135,514               1,449,188

NET ASSETS:
  Beginning of year                                                           1,449,188                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  12,584,702    $          1,449,188
                                                                         ===============  ======================




                                                                                 FIDELITY VIP III MID CAP
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (138,453)   $              7,889
    Net realized gain (loss)                                                   (113,553)                 82,327
    Net unrealized gain (loss)                                                  650,821                  73,520
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                       398,815                 163,736
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    11,465,934               1,120,867
    Withdrawals                                                                (564,457)                (11,863)
    Contract benefits                                                           (71,445)                      -
    Contract charges                                                            (14,511)                   (301)
    Transfers between sub-accounts (including fixed account), net             5,581,925                       -
    Other transfers from (to) the General Account                              (516,702)              1,774,209
    Net increase (decrease) in investment by Sponsor                                  -                     (16)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         15,880,744               2,882,896
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    16,279,559               3,046,632

NET ASSETS:
  Beginning of year                                                           3,046,632                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  19,326,191    $          3,046,632
                                                                         ===============  ======================


                                                                                     FIDELITY VIP III
                                                                                     GROWTH & INCOME
                                                                                     SERVICE CLASS 2
                                                                            YEAR ENDED           PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $      (7,583)   $                  (3)
    Net realized gain (loss)                                                        761                        -
    Net unrealized gain (loss)                                                    4,752                       (7)
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                        (2,070)                     (10)
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       998,943                   12,000
    Withdrawals                                                                 (21,714)                       -
    Contract benefits                                                                 -                        -
    Contract charges                                                               (908)                       -
    Transfers between sub-accounts (including fixed account), net               153,633                        -
    Other transfers from (to) the General Account                               315,586                        -
    Net increase (decrease) in investment by Sponsor                             (1,928)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          1,443,612                   14,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     1,441,542                   13,990

NET ASSETS:
  Beginning of year                                                              13,990                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   1,455,532    $              13,990
                                                                         ===============  =======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                   FIDELITY VIP III MID CAP
                                                                                       SERVICE CLASS 2
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      11/20/00* TO 12/31/00
                                                                         ---------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (14,388)   $                  27
    Net realized gain (loss)                                                     (9,915)                       -
    Net unrealized gain (loss)                                                   97,326                      414
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from operations                        73,023                      441
                                                                         ---------------  -----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     1,845,066                   10,000
    Withdrawals                                                                 (31,591)                       -
    Contract benefits                                                           (25,607)                       -
    Contract charges                                                             (2,175)                       -
    Transfers between sub-accounts (including fixed account), net               206,371                        -
    Other transfers from (to) the General Account                               241,165                        -
    Net increase (decrease) in investment by Sponsor                             (2,018)                   2,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets from contract transactions          2,231,211                   12,000
                                                                         ---------------  -----------------------
    Net increase (decrease) in net assets                                     2,304,234                   12,441

NET ASSETS:
  Beginning of year                                                              12,441                        -
                                                                         ---------------  -----------------------
  End of year                                                             $   2,316,675    $              12,441
                                                                         ===============  =======================


                                                                                         FT VIP
                                                                                    FRANKLIN SMALL CAP
                                                                                         CLASS 2
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (50,813)   $             (1,655)
    Net realized gain (loss)                                                   (575,927)                (67,852)
    Net unrealized gain (loss)                                                  433,003                 (20,621)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (193,737)                (90,128)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     6,762,621                 645,922
    Withdrawals                                                                (112,115)                 (4,516)
    Contract benefits                                                          (141,581)                      -
    Contract charges                                                             (6,521)                   (115)
    Transfers between sub-accounts (including fixed account), net             1,255,568                       -
    Other transfers from (to) the General Account                             1,971,743                 358,134
    Net increase (decrease) in investment by Sponsor                             (1,824)                  2,217
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          9,727,891               1,001,642
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     9,534,154                 911,514

NET ASSETS:
  Beginning of year                                                             911,514                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  10,445,668    $            911,514
                                                                         ===============  ======================


                                                                                         FT VIP
                                                                               MUTUAL SHARES SECURITIES
                                                                                        CLASS 2
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (23,625)   $             (2,450)
    Net realized gain (loss)                                                    (33,006)                (38,565)
    Net unrealized gain (loss)                                                   57,039                  46,096
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                           408                   5,081
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    11,432,654                 273,351
    Withdrawals                                                                (824,931)                 (8,197)
    Contract benefits                                                          (221,855)                      -
    Contract charges                                                            (15,651)                   (215)
    Transfers between sub-accounts (including fixed account), net            12,192,770                       -
    Other transfers from (to) the General Account                             3,819,062                 951,872
    Net increase (decrease) in investment by Sponsor                             (2,341)                  1,929
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         26,379,708               1,218,740
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    26,380,116               1,223,821

NET ASSETS:
  Beginning of year                                                           1,223,821                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  27,603,937    $          1,223,821
                                                                         ===============  ======================


                                                                                        FT VIP TEMPLETON
                                                                                    PACIFIC GROWTH SECURITIES
                                                                                              CLASS 2
                                                                                PERIOD FROM            PERIOD FROM
                                                                           1/1/01 TO 2/28/01(b)    10/6/00* TO 12/31/00
                                                                         -----------------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $                (506)   $               (948)
    Net realized gain (loss)                                                             31,440                  57,715
    Net unrealized gain (loss)                                                             (394)                    394
                                                                         -----------------------  ----------------------
    Net increase (decrease) in net assets from operations                                30,540                  57,161
                                                                         -----------------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                                41,419                 105,852
    Withdrawals                                                                             (10)                    (29)
    Contract benefits                                                                         -                       -
    Contract charges                                                                        (20)                     (4)
    Transfers between sub-accounts (including fixed account), net                             -                       -
    Other transfers from (to) the General Account                                      (178,333)                (56,770)
    Net increase (decrease) in investment by Sponsor                                     (3,806)                  4,000
                                                                         -----------------------  ----------------------
    Net increase (decrease) in net assets from contract transactions                   (140,750)                 53,049
                                                                         -----------------------  ----------------------
    Net increase (decrease) in net assets                                              (110,210)                110,210

NET ASSETS:
  Beginning of year                                                                     110,210                       -
                                                                         -----------------------  ----------------------
  End of year                                                             $                   -    $            110,210
                                                                         =======================  ======================



                                                                                      INVESCO VIF
                                                                                       DYNAMICS
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (62,394)   $             (2,814)
    Net realized gain (loss)                                                 (1,042,814)               (159,118)
    Net unrealized gain (loss)                                                  (14,240)                (39,437)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (1,119,448)               (201,369)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     3,283,336                 891,193
    Withdrawals                                                                (223,456)                 (8,996)
    Contract benefits                                                           (18,477)                      -
    Contract charges                                                             (6,731)                   (330)
    Transfers between sub-accounts (including fixed account), net             2,720,830                       -
    Other transfers from (to) the General Account                               605,965                 714,416
    Net increase (decrease) in investment by Sponsor                             (1,708)                  2,227
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          6,359,759               1,598,510
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     5,240,311               1,397,141

NET ASSETS:
  Beginning of year                                                           1,397,141                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   6,637,452    $          1,397,141
                                                                         ===============  ======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.


                                                                                         INVESCO VIF
                                                                                           HEALTH
                                                                                          SCIENCES
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (56,349)   $             (2,138)
    Net realized gain (loss)                                                    (93,264)                 14,241
    Net unrealized gain (loss)                                                  (40,829)                 41,102
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (190,442)                 53,205
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     5,448,239               1,136,132
    Withdrawals                                                                (252,517)                 (5,930)
    Contract benefits                                                            (2,694)                      -
    Contract charges                                                            (14,128)                   (497)
    Transfers between sub-accounts (including fixed account), net             2,057,780                       -
    Other transfers from (to) the General Account                               984,628                 941,150
    Net increase (decrease) in investment by Sponsor                             (1,905)                  1,981
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          8,219,403               2,072,836
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     8,028,961               2,126,041

NET ASSETS:
  Beginning of year                                                           2,126,041                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  10,155,002    $          2,126,041
                                                                         ===============  ======================


                                                                                      JANUS ASPEN
                                                                                       AGGRESSIVE
                                                                                         GROWTH
                                                                                     SERVICE SHARES
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (64,034)   $             (1,703)
    Net realized gain (loss)                                                 (2,119,713)                 (9,180)
    Net unrealized gain (loss)                                                 (166,904)               (136,869)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (2,350,651)               (147,752)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     3,896,178               1,083,808
    Withdrawals                                                                (157,527)                 (6,738)
    Contract benefits                                                          (110,561)                      -
    Contract charges                                                             (6,831)                   (155)
    Transfers between sub-accounts (including fixed account), net               545,968                       -
    Other transfers from (to) the General Account                             3,844,416                 345,347
    Net increase (decrease) in investment by Sponsor                             (1,508)                  2,374
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          8,010,135               1,424,636
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     5,659,484               1,276,884

NET ASSETS:
  Beginning of year                                                           1,276,884                       -
                                                                         ---------------  ----------------------
  End of year                                                             $   6,936,368    $          1,276,884
                                                                         ===============  ======================



                                                                                     JANUS ASPEN
                                                                                        GROWTH
                                                                                    SERVICE SHARES
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $    (103,298)   $             (3,558)
    Net realized gain (loss)                                                   (395,260)                (65,970)
    Net unrealized gain (loss)                                               (1,589,611)               (135,281)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                    (2,088,169)               (204,809)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     9,140,313               2,553,218
    Withdrawals                                                                (373,489)                 (7,800)
    Contract benefits                                                           (75,627)                      -
    Contract charges                                                            (11,928)                   (308)
    Transfers between sub-accounts (including fixed account), net             2,486,325                       -
    Other transfers from (to) the General Account                             1,308,253                 505,124
    Net increase (decrease) in investment by Sponsor                             (1,806)                  2,164
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         12,472,041               3,052,398
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    10,383,872               2,847,589

NET ASSETS:
  Beginning of year                                                           2,847,589                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  13,231,461    $          2,847,589
                                                                         ===============  ======================


                                                                                      JANUS ASPEN
                                                                                         GROWTH
                                                                                       AND INCOME
                                                                                     SERVICE SHARES
                                                                            YEAR ENDED          PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (11,244)   $                524
    Net realized gain (loss)                                                   (427,603)                 (6,441)
    Net unrealized gain (loss)                                                 (315,211)                (63,194)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (754,058)                (69,111)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                    10,308,577               1,400,208
    Withdrawals                                                                (325,909)                 (6,267)
    Contract benefits                                                          (173,356)                      -
    Contract charges                                                            (11,454)                   (557)
    Transfers between sub-accounts (including fixed account), net               749,440                       -
    Other transfers from (to) the General Account                             1,097,965                 876,090
    Net increase (decrease) in investment by Sponsor                             (1,925)                  2,089
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions         11,643,338               2,271,563
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                    10,889,280               2,202,452

NET ASSETS:
  Beginning of year                                                           2,202,452                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  13,091,732    $          2,202,452
                                                                         ===============  ======================


                                                                                    JANUS ASPEN
                                                                                    INTERNATIONAL
                                                                                        GROWTH
                                                                                    SERVICE SHARES
                                                                            YEAR ENDED         PERIOD FROM
                                                                             12/31/01      10/6/00* TO 12/31/00
                                                                         ---------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $     (45,480)   $              1,068
    Net realized gain (loss)                                                   (945,501)                (53,524)
    Net unrealized gain (loss)                                                  205,973                 (70,837)
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from operations                      (785,008)               (123,293)
                                                                         ---------------  ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                     6,373,261               1,569,408
    Withdrawals                                                                (320,691)                (11,213)
    Contract benefits                                                           (62,980)                      -
    Contract charges                                                            (10,015)                   (378)
    Transfers between sub-accounts (including fixed account), net             5,652,714                       -
    Other transfers from (to) the General Account                            (2,725,387)              1,420,320
    Net increase (decrease) in investment by Sponsor                             (1,764)                  2,155
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets from contract transactions          8,905,138               2,980,292
                                                                         ---------------  ----------------------
    Net increase (decrease) in net assets                                     8,120,130               2,856,999

NET ASSETS:
  Beginning of year                                                           2,856,999                       -
                                                                         ---------------  ----------------------
  End of year                                                             $  10,977,129    $          2,856,999
                                                                         ===============  ======================



                                                                                PIONEER
                                                                               FUND VCT
                                                                               CLASS II
                                                                              PERIOD FROM
                                                                          5/01/01* TO 12/31/01
                                                                         ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $             (6,196)
    Net realized gain (loss)                                                            16,323
    Net unrealized gain (loss)                                                         (61,670)
                                                                         ----------------------
    Net increase (decrease) in net assets from operations                              (51,543)
                                                                         ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                            3,464,218
    Withdrawals                                                                        (31,971)
    Contract benefits                                                                  (34,553)
    Contract charges                                                                    (1,964)
    Transfers between sub-accounts (including fixed account), net                      229,944
    Other transfers from (to) the General Account                                      370,178
    Net increase (decrease) in investment by Sponsor                                       235
                                                                         ----------------------
    Net increase (decrease) in net assets from contract transactions                 3,996,087
                                                                         ----------------------
    Net increase (decrease) in net assets                                            3,944,544

NET ASSETS:
  Beginning of year                                                                          -
                                                                         ----------------------
  End of year                                                             $          3,944,544
                                                                         ======================

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.

                                                                             PIONEER REAL ESTATE
                                                                                 GROWTH VCT
                                                                                  CLASS II
                                                                                 PERIOD FROM
                                                                            5/01/01* TO 12/31/01
                                                                           ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $             52,065
    Net realized gain (loss)                                                              (2,412)
    Net unrealized gain (loss)                                                            38,788
                                                                           ----------------------
    Net increase (decrease) in net assets from operations                                 88,441
                                                                           ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                              1,634,978
    Withdrawals                                                                          (47,503)
    Contract benefits                                                                     (7,006)
    Contract charges                                                                        (864)
    Transfers between sub-accounts (including fixed account), net                      1,763,705
    Other transfers from (to) the General Account                                        546,750
    Net increase (decrease) in investment by Sponsor                                       1,823
                                                                           ----------------------
    Net increase (decrease) in net assets from contract transactions                   3,891,883
                                                                           ----------------------
    Net increase (decrease) in net assets                                              3,980,324

NET ASSETS:
  Beginning of year                                                                            -
                                                                           ----------------------
  End of year                                                               $          3,980,324
                                                                           ======================



                                                                                       SVS DREMAN
                                                                                  FINANCIAL SERVICES (a)
                                                                              YEAR ENDED          PERIOD FROM
                                                                               12/31/01       10/6/00* TO 12/31/00
                                                                           ---------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $     (30,561)    $               (797)
    Net realized gain (loss)                                                      (35,453)                  43,379
    Net unrealized gain (loss)                                                     12,232                   18,236
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets from operations                         (53,782)                  60,818
                                                                           ---------------   ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       3,653,275                  304,670
    Withdrawals                                                                  (125,082)                    (785)
    Contract benefits                                                             (18,939)                       -
    Contract charges                                                               (6,926)                    (206)
    Transfers between sub-accounts (including fixed account), net               2,335,429                        -
    Other transfers from (to) the General Account                                 707,013                  387,763
    Net increase (decrease) in investment by Sponsor                               (2,200)                   1,878
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets from contract transactions            6,542,570                  693,320
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets                                       6,488,788                  754,138

NET ASSETS:
  Beginning of year                                                               754,138                        -
                                                                           ---------------   ----------------------
  End of year                                                               $   7,242,926     $            754,138
                                                                           ===============   ======================


                                                                                        SCUDDER
                                                                                       TECHNOLOGY
                                                                                       GROWTH (a)
                                                                              YEAR ENDED          PERIOD FROM
                                                                               12/31/01       10/6/00* TO 12/31/00
                                                                           ---------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $     (65,707)    $             (3,965)
    Net realized gain (loss)                                                   (1,650,921)                (200,688)
    Net unrealized gain (loss)                                                   (352,354)                (205,115)
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets from operations                      (2,068,982)                (409,768)
                                                                           ---------------   ----------------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                       4,433,846                1,439,278
    Withdrawals                                                                  (277,920)                 (12,719)
    Contract benefits                                                              (7,547)                       -
    Contract charges                                                               (8,670)                    (304)
    Transfers between sub-accounts (including fixed account), net                  34,869                        -
    Other transfers from (to) the General Account                               1,702,369                2,262,226
    Net increase (decrease) in investment by Sponsor                               (1,502)                   2,369
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets from contract transactions            5,875,445                3,690,850
                                                                           ---------------   ----------------------
    Net increase (decrease) in net assets                                       3,806,463                3,281,082

NET ASSETS:
  Beginning of year                                                             3,281,082                        -
                                                                           ---------------   ----------------------
  End of year                                                               $   7,087,545     $          3,281,082
                                                                           ===============   ======================



                                                                                   T. ROWE PRICE
                                                                                 INTERNATIONAL STOCK
                                                                               YEAR ENDED DECEMBER 31,
                                                                                2001             2000
                                                                           ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                            $     476,647    $    (813,517)
    Net realized gain (loss)                                                  (26,733,887)       6,955,229
    Net unrealized gain (loss)                                                  6,026,364      (23,157,547)
                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from operations                     (20,230,876)     (17,015,835)
                                                                           ---------------  ---------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                      15,192,010       24,866,253
    Withdrawals                                                                (5,462,073)      (7,619,560)
    Contract benefits                                                          (1,589,889)      (1,289,962)
    Contract charges                                                              (66,138)         (48,121)
    Transfers between sub-accounts (including fixed account), net              (5,040,525)        (438,433)
    Other transfers from (to) the General Account                               2,448,434        2,392,158
    Net increase (decrease) in investment by Sponsor                               (1,835)           2,000
                                                                           ---------------  ---------------
    Net increase (decrease) in net assets from contract transactions            5,479,984       17,864,335
                                                                           ---------------  ---------------
    Net increase (decrease) in net assets                                     (14,750,892)         848,500

NET ASSETS:
  Beginning of year                                                            92,373,363       91,524,863
                                                                           ---------------  ---------------
  End of year                                                               $  77,622,471    $  92,373,363
                                                                           ===============  ===============

* Date of initial investment

(a) Re-branded.  See Note 1.
(b) Fund closed.  See Note 1.
(c) Fund substitution.  See Note 8.

The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

       The Allmerica Select Separate Account ("The Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on March 5, 1992 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

       The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers forty-eight Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                                      INVESTMENT MANAGER
----------                                                                      ------------------
Allmerica Investment Trust ("AIT")                                              Allmerica Financial Investment Management Services,
                                                                                  Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")                                       A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc. (Class A) ("Alliance A")           Alliance Capital Management, L.P.
Alliance Variable Products Series Fund, Inc. (Class B) ("Alliance B")           Alliance Capital Management, L.P.
Deutsche Asset Management VIT Funds ("Deutsche VIT")                            Deutsche Asset Management
Eaton Vance Variable Trust ("Eaton Vance VT")                                   Eaton Vance Management
Fidelity Variable Insurance Products Fund ("Fidelity VIP")                      Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund (Service Class 2)
  ("Fidelity VIP SC")                                                           Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II ("Fidelity VIP II")                Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II (Service Class 2)
  ("Fidelity VIP II SC")                                                        Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund III ("Fidelity VIP III")              Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund III (Service Class 2)
  ("Fidelity VIP III SC")                                                       Fidelity Management & Research Company ("FMR")
Franklin Templeton Variable Insurance Products Trust (Class 2)
  ("FT VIP")                                                                    Franklin Mutual Advisors, LLC
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")                         INVESCO Funds Group, Inc.
Janus Aspen Series (Service Shares) ("Janus Aspen")                             Janus Capital
Pioneer Variable Contracts Trust (Class II) ("Pioneer II")                      Pioneer Investment Management, Inc.
Scudder Variable Series II ("Scudder II")                                       Zurich Scudder Investments, Inc.
T Rowe Price International Series, Inc. ("T Rowe Price")                        T Rowe Price International


       The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

       Effective May 1, 2001 Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

       On May 18, 2001 all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

       On February 28, 2001, the FT VIP Templeton Pacific Growth Securities Class 2 fund was closed.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

       The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

       INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

       FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

       The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                                       PORTFOLIO INFORMATION
                                                                        --------------------------------------------------
                                                                                                                NET ASSET
                                                                          NUMBER OF          AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                                        SHARES             COST            PER SHARE
--------------------                                                    ------------      --------------      ------------
AIT Equity Index                                                           5,895,842      $   16,524,946      $      2.715
AIT Money Market                                                         237,536,432         237,536,432             1.000
AIT Select Aggressive Growth                                             135,197,786         263,495,633             1.251
AIT Select Capital Appreciation                                           79,496,680         147,594,031             1.940
AIT Select Emerging Markets                                               28,333,843          22,214,059             0.717
AIT Select Growth                                                        153,754,248         305,204,525             1.576
AIT Select Growth and Income                                             218,892,614         331,580,101             1.253
AIT Select International Equity                                          142,207,782         167,883,599             1.113
AIT Select Investment Grade Income                                       187,186,849         207,222,503             1.106
AIT Select Strategic Growth                                               44,689,665          37,692,930             0.483
AIT Select Strategic Income                                               17,152,748          18,272,129             1.042
AIT Select Value Opportunity                                              62,751,666         111,244,951             1.975
AIM V.I. Aggressive Growth                                                   876,776           9,510,327            10.810
AIM V.I. Blue Chip                                                         2,045,324          15,780,389             7.110
AIM V.I. Value                                                             1,023,475          24,718,909            23.350
Alliance Premier Growth                                                    1,915,858          66,875,907            25.160
Alliance Growth and Income Class B                                         2,614,044          58,407,771            22.030
Alliance Premier Growth Class B                                              433,936          11,302,319            25.000
Deutsche VIT EAFE Equity Index                                               214,404           1,796,283             8.390
Deutsche VIT Small Cap                                                       373,364           4,004,855            10.730
Eaton Vance VT Floating Rate-Income                                          914,199           9,141,989            10.000
Eaton Vance VT Worldwide Health Sciences                                     615,275           6,670,882            11.600
Fidelity VIP Equity-Income                                                10,300,200         238,362,770            22.750
Fidelity VIP Growth                                                        6,447,358         269,821,439            33.610
Fidelity VIP High Income                                                  15,491,034         138,982,255             6.410
Fidelity VIP Equity-Income Service Class 2                                   218,914           4,946,694            22.590
Fidelity VIP Growth Service Class 2                                          105,764           3,712,576            33.340
Fidelity VIP High Income Service Class 2                                     397,839           2,698,884             6.360
Fidelity VIP II Contrafund                                                   694,548          13,996,338            20.130
Fidelity VIP II Contrafund Service Class 2                                    97,925           1,956,282            20.000
Fidelity VIP III Growth & Income                                             954,107          12,582,287            13.190
Fidelity VIP III Mid Cap                                                     986,030          18,601,850            19.600
Fidelity VIP III Growth & Income Service Class 2                             111,364           1,450,787            13.070
Fidelity VIP III Mid Cap Service Class 2                                     118,865           2,218,935            19.490
FT VIP Franklin Small Cap Class 2                                            585,191          10,033,286            17.850
FT VIP Mutual Shares Securities Class 2                                    1,967,492          27,500,771            14.030
INVESCO VIF Dynamics                                                         529,302           6,691,129            12.540
INVESCO VIF Health Sciences                                                  557,967          10,154,729            18.200
Janus Aspen Aggressive Growth Service Shares                                 319,207           7,240,141            21.730
Janus Aspen Growth Service Shares                                            669,608          14,956,353            19.760
Janus Aspen Growth and Income Service Shares                                 880,412          13,470,137            14.870
Janus Aspen International Growth Service Shares                              471,122          10,841,993            23.300
Pioneer Fund VCT Class II                                                    207,063           4,006,214            19.050
Pioneer Real Estate Growth VCT Class II                                      269,852           3,941,536            14.750
SVS Dreman Financial Services (a)                                            671,885           7,212,458            10.780
Scudder Technology Growth (a)                                                757,216           7,645,014             9.360
T. Rowe Price International Stock                                          6,767,434          80,126,142            11.470

(a) Re-branded. See Note 1.

NOTE 4 - EXPENSES AND RELATED PARTY TRANSACTIONS

       AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses AFLIAC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

       A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate charge for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

       The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.


                                                               ALLMERICA SELECT
                                                                   RESOURCE &        ALLMERICA
                                          ALLMERICA SELECT     ALLMERICA SELECT        SELECT         ALLMERICA
VARIABLE ACCOUNT DEDUCTIONS:                   ACCLAIM              CHARTER         RESOURCE II     SELECT REWARD
Mortality and Expense Risk (Annual Rate)        1.20%                1.25%             1.25%            1.25%
Administrative Expense (Annual Rate)            0.15%                0.15%             0.15%            0.15%

Contract Deductions:
Optional Rider Fees (Annual Rate):           0.25%-0.50%          0.15%-0.25%       0.15%-0.25%      0.20%-0.35%
Annual Contract Fee (Maximum)                    $35                  $35               $30              $35

       During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.


       Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

      Transactions from contractowners and sponsor were as follows:

                                                                 ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER AND REWARD
                                                                                   YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIT Equity Index
  Issuance of Units                                       30,802,887    $    25,351,175          1,162,087    $     1,115,469
  Redemption of Units                                    (15,298,356)       (12,158,848)            (5,806)            (5,493)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               15,504,531    $    13,192,327          1,156,281    $     1,109,976
                                                     ===============    ===============    ===============    ===============

AIT Money Market
  Issuance of Units                                    1,474,217,162    $ 1,989,334,090      1,468,322,350    $ 1,911,495,179
  Redemption of Units                                 (1,443,410,706)    (1,947,434,489)    (1,460,710,372)    (1,900,953,956)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               30,806,456    $    41,899,601          7,611,978    $    10,541,223
                                                     ===============    ===============    ===============    ===============

AIT Select Aggressive Growth
  Issuance of Units                                       91,166,797    $   213,502,200        189,799,406    $   643,281,372
  Redemption of Units                                   (105,815,473)      (243,570,783)      (179,297,507)      (607,288,149)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (14,648,676)   $   (30,068,583)        10,501,899    $    35,993,223
                                                     ===============    ===============    ===============    ===============

AIT Select Capital Appreciation
  Issuance of Units                                       12,260,542    $    26,789,787         49,858,361    $   119,572,232
  Redemption of Units                                    (23,027,039)       (50,203,751)       (37,962,329)       (90,357,103)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (10,766,497)   $   (23,413,964)        11,896,032    $    29,215,129
                                                     ===============    ===============    ===============    ===============

AIT Select Emerging Markets
  Issuance of Units                                       57,336,640    $    42,943,004         36,633,119    $    39,183,205
  Redemption of Units                                    (56,456,881)       (42,406,856)       (23,863,553)       (24,566,501)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  879,759    $       536,148         12,769,566    $    14,616,704
                                                     ===============    ===============    ===============    ===============

AIT Select Growth
  Issuance of Units                                       21,514,795    $    51,905,510         45,237,091    $   150,223,929
  Redemption of Units                                    (44,952,309)      (105,638,967)       (44,007,055)      (145,526,809)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (23,437,514)   $   (53,733,457)         1,230,036    $     4,697,120
                                                     ===============    ===============    ===============    ===============

AIT Select Growth and Income
  Issuance of Units                                       24,291,141    $    50,208,268         42,472,707    $   110,691,251
  Redemption of Units                                    (45,556,422)       (93,765,247)       (29,021,235)       (75,774,180)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (21,265,281)   $   (43,556,979)        13,451,472    $    34,917,071
                                                     ===============    ===============    ===============    ===============

AIT Select International Equity
  Issuance of Units                                      486,700,958    $   757,911,042        343,268,620    $   676,227,016
  Redemption of Units                                   (502,219,253)      (786,223,384)      (329,650,517)      (653,552,562)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (15,518,295)   $   (28,312,342)        13,618,103    $    22,674,454
                                                     ===============    ===============    ===============    ===============

AIT Select Investment Grade Income
  Issuance of Units                                       56,179,655    $    84,153,303         36,438,587    $    45,529,358
  Redemption of Units                                    (42,797,478)       (63,636,575)       (32,691,776)       (40,298,608)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               13,382,177    $    20,516,728          3,746,811    $     5,230,750
                                                     ===============    ===============    ===============    ===============

AIT Select Strategic Growth
  Issuance of Units                                       25,308,591    $    13,037,990         25,146,543    $    24,365,957
  Redemption of Units                                    (17,295,049)        (8,782,345)        (6,732,230)        (6,030,293)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                8,013,542    $     4,255,645         18,414,313    $    18,335,664
                                                     ===============    ===============    ===============    ===============

AIT Select Strategic Income
  Issuance of Units                                       16,051,415    $    17,375,321            719,923    $       736,931
  Redemption of Units                                     (3,001,314)        (3,048,665)            (4,064)            (4,431)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               13,050,101    $    14,326,656            715,859    $       732,500
                                                     ===============    ===============    ===============    ===============

                                                                      ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER
                                                                                    AND REWARD (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIT Select Value Opportunity
  Issuance of Units                                       62,092,942    $    75,697,376         50,761,081    $    52,608,872
  Redemption of Units                                    (48,949,386)       (58,799,407)       (15,796,321)       (16,762,037)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               13,143,556    $    16,897,969         34,964,760    $    35,846,835
                                                     ===============    ===============    ===============    ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                      109,309,320    $    78,598,490          2,987,024    $     2,760,797
  Redemption of Units                                    (99,185,491)       (71,593,631)            (4,772)            (4,413)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               10,123,829    $     7,004,859          2,982,252    $     2,756,384
                                                     ===============    ===============    ===============    ===============

AIM V.I. Blue Chip
  Issuance of Units                                       24,619,839    $    18,535,868          2,629,023    $     2,496,887
  Redemption of Units                                     (8,656,106)        (6,151,778)            (3,623)            (3,505)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               15,963,733    $    12,384,090          2,625,400    $     2,493,382
                                                     ===============    ===============    ===============    ===============

AIM V.I. Value
  Issuance of Units                                       47,296,994    $    39,364,196          2,415,283    $     2,296,216
  Redemption of Units                                    (23,840,147)       (19,700,145)           (10,390)           (10,019)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               23,456,847    $    19,664,051          2,404,893    $     2,286,197
                                                     ===============    ===============    ===============    ===============

Alliance Premier Growth
  Issuance of Units                                       29,880,646    $    26,557,269         44,324,135    $    53,655,829
  Redemption of Units                                    (19,310,112)       (16,969,259)        (2,155,794)        (2,174,326)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               10,570,534    $     9,588,010         42,168,341    $    51,481,503
                                                     ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units                                       68,252,156    $    69,655,356          3,481,594    $     3,486,285
  Redemption of Units                                    (22,595,076)       (22,691,986)            (4,210)            (4,287)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               45,657,080    $    46,963,370          3,477,384    $     3,481,998
                                                     ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units                                       11,855,047    $    10,583,594                  -    $             -
  Redemption of Units                                     (3,964,711)        (3,173,590)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                7,890,336    $     7,410,004                  -    $             -
                                                     ===============    ===============    ===============    ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                      167,689,003    $   131,025,324            928,753    $       883,854
  Redemption of Units                                   (166,286,066)      (130,733,999)            (2,802)            (2,687)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                1,402,937    $       291,325            925,951    $       881,167
                                                     ===============    ===============    ===============    ===============

Deutsche VIT Small Cap
  Issuance of Units                                       32,114,448    $    30,513,427             86,534    $        96,348
  Redemption of Units                                    (28,297,007)       (26,804,746)               (14)             1,970
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                3,817,441    $     3,708,681             86,520    $        98,318
                                                     ===============    ===============    ===============    ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                       10,955,410    $    10,993,783                  -    $             -
  Redemption of Units                                     (2,928,899)        (2,939,331)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                8,026,511    $     8,054,452                  -    $             -
                                                     ===============    ===============    ===============    ===============

                                                                      ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER
                                                                                    AND REWARD (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
Eaton Vance VT Worldwide Health Sciences
  Issuance of Units                                        5,953,758    $     6,382,652                  -    $             -
  Redemption of Units                                       (251,255)          (237,954)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                5,702,503    $     6,144,698                  -    $             -
                                                     ===============    ===============    ===============    ===============

Fidelity VIP Equity-Income
  Issuance of Units                                       47,309,494    $    93,330,677         35,394,678    $    70,803,082
  Redemption of Units                                    (50,599,514)       (99,340,452)       (26,641,545)       (53,935,502)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               (3,290,020)   $    (6,009,775)         8,753,133    $    16,867,580
                                                     ===============    ===============    ===============    ===============

Fidelity VIP Growth
  Issuance of Units                                       18,793,833    $    44,867,177         46,603,766    $   144,623,308
  Redemption of Units                                    (34,816,435)       (81,792,409)       (24,755,060)       (73,689,179)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                              (16,022,602)   $   (36,925,232)        21,848,706    $    70,934,129
                                                     ===============    ===============    ===============    ===============

Fidelity VIP High Income
  Issuance of Units                                       92,311,500    $    95,781,150         36,672,957    $    46,642,215
  Redemption of Units                                    (87,933,281)       (91,248,405)       (24,759,105)       (31,436,709)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                4,378,219    $     4,532,745         11,913,852    $    15,205,506
                                                     ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund
  Issuance of Units                                       29,725,565    $    25,190,614          4,524,264    $     4,284,452
  Redemption of Units                                    (17,503,894)       (15,174,371)           (14,916)           (14,661)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               12,221,671    $    10,016,243          4,509,348    $     4,269,791
                                                     ===============    ===============    ===============    ===============

Fidelity VIP III Growth & Income
  Issuance of Units                                       26,123,903    $    23,257,346          1,489,736    $     1,426,873
  Redemption of Units                                    (13,272,464)       (11,812,642)            (4,291)            (4,198)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               12,851,439    $    11,444,704          1,485,445    $     1,422,675
                                                     ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap
  Issuance of Units                                       61,839,136    $    59,401,276          2,924,554    $     2,893,806
  Redemption of Units                                    (45,384,668)       (43,520,533)           (10,667)           (10,910)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               16,454,468    $    15,880,743          2,913,887    $     2,882,896
                                                     ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                       40,888,567    $    29,256,532          1,062,326    $     1,005,953
  Redemption of Units                                    (29,571,510)       (21,060,230)            (7,246)            (6,311)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               11,317,057    $     8,196,302          1,055,080    $       999,642
                                                     ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                       44,702,061    $    49,598,966          1,158,880    $     1,224,856
  Redemption of Units                                    (23,236,116)       (25,478,187)            (8,134)            (8,116)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               21,465,945    $    24,120,779          1,150,746    $     1,216,740
                                                     ===============    ===============    ===============    ===============

FT VIP Templeton Pacific Growth
   Securities Class 2 (b)
  Issuance of Units                                        7,228,928    $     6,628,575         11,176,081    $    10,414,767
  Redemption of Units                                     (7,347,186)        (6,767,362)       (11,057,823)       (10,363,618)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                 (118,258)   $      (138,787)           118,258    $        51,149
                                                     ===============    ===============    ===============    ===============

                                                                      ALLMERICA SELECT RESOURCE, RESOURCE II, CHARTER
                                                                                    AND REWARD (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
INVESCO VIF Dynamics
  Issuance of Units                                       37,387,052    $    23,722,048          1,673,223    $     1,604,804
  Redemption of Units                                    (28,891,855)       (18,297,977)            (9,180)            (8,294)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                8,495,197    $     5,424,071          1,664,043    $     1,596,510
                                                     ===============    ===============    ===============    ===============

INVESCO VIF Health Sciences
  Issuance of Units                                       15,415,809    $    13,600,613          2,063,663    $     2,075,266
  Redemption of Units                                     (7,663,647)        (6,796,432)            (4,361)            (4,430)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                7,752,162    $     6,804,181          2,059,302    $     2,070,836
                                                     ===============    ===============    ===============    ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                       43,721,317    $    23,093,521          1,717,280    $     1,425,143
  Redemption of Units                                    (33,081,458)       (16,766,566)           (10,087)            (7,507)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               10,639,859    $     6,326,955          1,707,193    $     1,417,636
                                                     ===============    ===============    ===============    ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                       21,086,564    $    14,905,088          3,340,007    $     3,039,552
  Redemption of Units                                     (7,470,688)        (5,183,099)            (7,690)            (7,154)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               13,615,876    $     9,721,989          3,332,317    $     3,032,398
                                                     ===============    ===============    ===============    ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                       25,717,832    $    20,513,325          2,415,695    $     2,276,404
  Redemption of Units                                    (13,141,391)       (10,392,418)            (7,144)            (6,841)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               12,576,441    $    10,120,907          2,408,551    $     2,269,563
                                                     ===============    ===============    ===============    ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                      186,450,435    $   125,999,957          3,275,304    $     2,990,092
  Redemption of Units                                   (176,229,579)      (119,391,556)           (12,324)           (11,800)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                               10,220,856    $     6,608,401          3,262,980    $     2,978,292
                                                     ===============    ===============    ===============    ===============

Pioneer Fund VCT Class II
  Issuance of Units                                        3,762,176    $     3,394,279                  -    $             -
  Redemption of Units                                       (484,980)          (390,452)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                3,277,196    $     3,003,827                  -    $             -
                                                     ===============    ===============    ===============    ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                        3,874,474          4,067,976                  -    $             -
  Redemption of Units                                       (399,940)          (417,339)                 -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                3,474,534          3,650,637                  -    $             -
                                                     ===============    ===============    ===============    ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                       11,777,547         12,275,865            679,420    $       691,756
  Redemption of Units                                     (6,720,987)        (7,021,975)              (414)              (436)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                5,056,560          5,253,890            679,006    $       691,320
                                                     ===============    ===============    ===============    ===============

Scudder Technology Growth (a)
  Issuance of Units                                       33,860,238         20,258,690          4,516,975    $     3,692,713
  Redemption of Units                                    (26,346,524)       (15,784,222)           (10,279)            (8,863)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                7,513,714          4,474,468          4,506,696    $     3,683,850
                                                     ===============    ===============    ===============    ===============

T. Rowe Price International Stock
  Issuance of Units                                      250,288,737        304,311,127        304,331,444    $   503,076,236
  Redemption of Units                                   (247,079,014)      (302,050,326)      (292,091,109)      (485,222,401)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                3,209,723          2,260,801         12,240,335    $    17,853,835
                                                     ===============    ===============    ===============    ===============

(a)  Re-branded.  See Note 1.
(b)  Fund closed.  See Note 1.

                                                                              ALLMERICA SELECT ACCLAIM
                                                                               YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIT Equity Index
  Issuance of Units                                        2,981,388    $     2,599,891             14,201   $        14,000
  Redemption of Units                                       (106,685)           (90,902)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,874,703    $     2,508,989             14,201   $        14,000
                                                     ===============    ===============    ===============   ===============

AIT Money Market
  Issuance of Units                                       20,766,963    $    21,324,367              4,586   $         4,600
  Redemption of Units                                    (10,630,493)       (10,942,505)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                               10,136,470    $    10,381,862              4,586   $         4,600
                                                     ===============    ===============    ===============   ===============

AIT Select Aggressive Growth
  Issuance of Units                                        1,821,995    $     1,454,709             10,446   $        10,760
  Redemption of Units                                       (336,426)          (238,434)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,485,569    $     1,216,275             10,446   $        10,760
                                                     ===============    ===============    ===============   ===============

AIT Select Capital Appreciation
  Issuance of Units                                        1,692,722    $     1,638,313             10,385   $        10,760
  Redemption of Units                                       (176,518)          (157,959)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,516,204    $     1,480,354             10,385   $        10,760
                                                     ===============    ===============    ===============   ===============

AIT Select Emerging Markets
  Issuance of Units                                          914,984    $       767,597              6,176   $         6,120
  Redemption of Units                                       (305,203)          (257,156)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  609,781    $       510,441              6,176   $         6,120
                                                     ===============    ===============    ===============   ===============

AIT Select Growth
  Issuance of Units                                        2,471,146    $     1,838,327              2,000   $         2,000
  Redemption of Units                                        (97,484)           (68,926)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,373,662    $     1,769,401              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

AIT Select Growth and Income
  Issuance of Units                                        2,999,309    $     2,675,013             12,446   $        12,580
  Redemption of Units                                       (639,739)          (519,837)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,359,570    $     2,155,176             12,446   $        12,580
                                                     ===============    ===============    ===============   ===============

AIT Select International Equity
  Issuance of Units                                        3,464,654    $     2,949,112             15,504   $        15,780
  Redemption of Units                                       (765,569)          (635,948)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,699,085    $     2,313,164             15,504   $        15,780
                                                     ===============    ===============    ===============   ===============

AIT Select Investment Grade Income
  Issuance of Units                                        9,343,044    $    10,096,232             13,390   $        13,600
  Redemption of Units                                     (1,235,127)        (1,349,253)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                8,107,917    $     8,746,979             13,390   $        13,600
                                                     ===============    ===============    ===============   ===============

AIT Select Strategic Growth
  Issuance of Units                                          934,929    $       597,466    $         5,133   $         5,220
  Redemption of Units                                       (125,882)           (67,687)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  809,047    $       529,779    $         5,133   $         5,220
                                                     ===============    ===============    ===============   ===============

AIT Select Strategic Income
  Issuance of Units                                        2,623,083    $     2,842,766              2,000   $         2,000
  Redemption of Units                                        (94,244)          (102,523)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,528,839    $     2,740,243              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIT Select Value Opportunity
  Issuance of Units                                        1,834,928    $     2,049,086             11,728   $        12,180
  Redemption of Units                                       (273,969)          (289,260)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,560,959    $     1,759,826             11,728   $        12,180
                                                     ===============    ===============    ===============   ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                        1,470,539    $     1,080,640              6,852   $         7,000
  Redemption of Units                                       (177,324)          (126,824)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,293,215    $       953,816              6,852   $         7,000
                                                     ===============    ===============    ===============   ===============

AIM V.I. Blue Chip
  Issuance of Units                                        2,349,690    $     1,845,563             14,265   $        14,000
  Redemption of Units                                       (291,150)          (210,768)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,058,540    $     1,634,795             14,265   $        14,000
                                                     ===============    ===============    ===============   ===============

AIM V.I. Value
  Issuance of Units                                        3,720,658    $     3,294,511              6,931   $         7,000
  Redemption of Units                                       (222,966)          (187,820)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                3,497,692    $     3,106,691              6,931   $         7,000
                                                     ===============    ===============    ===============   ===============

Alliance Growth and Income Class B
  Issuance of Units                                        7,668,786    $     8,114,527              2,000   $         2,000
  Redemption of Units                                       (535,990)          (531,023)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                7,132,796    $     7,583,504              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Alliance Premier Growth Class B
  Issuance of Units                                        5,415,182    $     4,415,001             19,525   $        19,661
  Redemption of Units                                       (574,886)          (429,034)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                4,840,296    $     3,985,967             19,525   $        19,661
                                                     ===============    ===============    ===============   ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                          201,796    $       171,403              2,000   $         2,000
  Redemption of Units                                        (33,533)           (27,885)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  168,263    $       143,518              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Deutsche VIT Small Cap
  Issuance of Units                                          159,829    $       159,271              2,000   $         2,000
  Redemption of Units                                        (24,736)           (22,433)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  135,093    $       136,838              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                        1,276,023    $     1,281,639                  -   $             -
  Redemption of Units                                       (192,453)          (193,459)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,083,570    $     1,088,180                  -   $             -
                                                     ===============    ===============    ===============   ===============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units                                          513,372    $       544,995                  -   $             -
  Redemption of Units                                         (4,994)            (5,189)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  508,378    $       539,806                  -   $             -
                                                     ===============    ===============    ===============   ===============

Fidelity VIP Equity-Income Service Class 2
  Issuance of Units                                        6,142,505    $     6,028,866             26,429   $        27,420
  Redemption of Units                                     (1,100,947)        (1,051,910)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                5,041,558    $     4,976,956             26,429   $        27,420
                                                     ===============    ===============    ===============   ===============

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
Fidelity VIP Growth Service Class 2
  Issuance of Units                                        5,027,614    $     4,165,255             10,107   $        10,220
  Redemption of Units                                       (529,569)          (391,785)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                4,498,045    $     3,773,470             10,107   $        10,220
                                                     ===============    ===============    ===============   ===============

Fidelity VIP High Income Service Class 2
  Issuance of Units                                        3,576,906    $     3,196,531             14,320   $        13,600
  Redemption of Units                                       (566,794)          (478,003)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                3,010,112    $     2,718,528             14,320   $        13,600
                                                     ===============    ===============    ===============   ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                        2,370,415    $     2,082,101             18,716   $        19,000
  Redemption of Units                                       (154,093)          (130,955)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,216,322    $     1,951,146             18,716   $        19,000
                                                     ===============    ===============    ===============   ===============

Fidelity VIP III Growth & Income Service Class 2
  Issuance of Units                                        1,712,351    $     1,524,696             14,058   $        14,000
  Redemption of Units                                        (97,016)           (81,084)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,615,335    $     1,443,612             14,058   $        14,000
                                                     ===============    ===============    ===============   ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                        2,594,403    $     2,548,147             11,611   $        12,000
  Redemption of Units                                       (334,490)          (316,936)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,259,913    $     2,231,211             11,611   $        12,000
                                                     ===============    ===============    ===============   ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                        1,966,393    $     1,591,138              2,000   $         2,000
  Redemption of Units                                        (82,645)           (59,549)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,883,748    $     1,531,589              2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                        2,327,769    $     2,592,035    $         2,000   $         2,000
  Redemption of Units                                       (304,341)          (333,104)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,023,428    $     2,258,931    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

FT VIP Templeton Pacific Growth
   Securities Class 2 (b)
  Issuance of Units                                                -    $             -    $         2,000   $         2,000
  Redemption of Units                                         (2,000)            (1,964)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                   (2,000)   $        (1,964)   $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

INVESCO VIF Dynamics
  Issuance of Units                                        1,490,299    $     1,053,440    $         2,000   $         2,000
  Redemption of Units                                       (210,622)          (117,753)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,279,677    $       935,687    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

INVESCO VIF Health Sciences
  Issuance of Units                                        1,807,048    $     1,654,099    $         2,000   $         2,000
  Redemption of Units                                       (273,394)          (238,876)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,533,654    $     1,415,223    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                        3,385,064    $     2,112,097    $         6,770   $         7,000
  Redemption of Units                                       (765,202)          (428,918)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,619,862    $     1,683,179    $         6,770   $         7,000
                                                     ===============    ===============    ===============   ===============

                                                                        ALLMERICA SELECT ACCLAIM (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,

                                                                     2001                                2000
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS               AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
Janus Aspen Growth Service Shares
  Issuance of Units                                        4,015,563    $     2,965,787    $        20,170   $        20,000
  Redemption of Units                                       (326,699)          (215,735)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                3,688,864    $     2,750,052    $        20,170   $        20,000
                                                     ===============    ===============    ===============   ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                        1,955,555    $     1,726,089    $         2,000   $         2,000
  Redemption of Units                                       (258,156)          (203,658)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,697,399    $     1,522,431    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                        3,309,255    $     2,628,157    $         2,000   $         2,000
  Redemption of Units                                       (467,450)          (331,420)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,841,805    $     2,296,737    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Pioneer Fund VCT Class II
  Issuance of Units                                        1,114,539    $       995,990                  -   $             -
  Redemption of Units                                         (3,865)            (3,730)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,110,674    $       992,260                  -   $             -
                                                     ===============    ===============    ===============   ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                          227,343    $       241,291                  -   $             -
  Redemption of Units                                            (42)               (45)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                  227,301    $       241,246                  -   $             -
                                                     ===============    ===============    ===============   ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                        1,277,755          1,355,398    $         2,000   $         2,000
  Redemption of Units                                        (63,380)           (66,720)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                1,214,375          1,288,678    $         2,000   $         2,000
                                                     ===============    ===============    ===============   ===============

Scudder Technology Growth (a)
  Issuance of Units                                        2,706,018          1,707,458    $         6,932   $         7,000
  Redemption of Units                                       (531,621)          (306,479)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                2,174,397          1,400,979    $         6,932   $         7,000
                                                     ===============    ===============    ===============   ===============

T. Rowe Price International Stock
  Issuance of Units                                        4,534,765          3,621,753    $        10,375   $        10,500
  Redemption of Units                                       (528,110)          (402,569)                 -                 -
                                                     ---------------    ---------------    ---------------   ---------------
    Net increase (decrease)                                4,006,655          3,219,184    $        10,375   $        10,500
                                                     ===============    ===============    ===============   ===============

(a)  Re-branded.  See Note 1.
(b)  Fund closed.  See Note 1.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

       The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

INVESTMENT PORTFOLIO                                                            PURCHASES                SALES
--------------------                                                        -----------------      ----------------
AIT Equity Index                                                            $      24,744,281      $      8,516,100
AIT Money Market                                                                1,612,831,413         1,555,012,535
AIT Select Aggressive Growth                                                      213,606,103           199,071,339
AIT Select Capital Appreciation                                                    20,061,031            32,180,586
AIT Select Emerging Markets                                                        36,455,606            35,700,603
AIT Select Growth                                                                  35,633,633            76,808,494
AIT Select Growth and Income                                                       16,266,927            60,385,535
AIT Select International Equity                                                   736,486,936           728,590,163
AIT Select Investment Grade Income                                                 58,007,440            20,476,718
AIT Select Strategic Growth                                                         8,164,803             3,676,457
AIT Select Strategic Income                                                        19,005,078             1,479,706
AIT Select Value Opportunity                                                       57,320,517            27,702,241
AIM V.I. Aggressive Growth                                                         71,725,734            63,850,832
AIM V.I. Blue Chip                                                                 18,405,094             4,510,020
AIM V.I. Value                                                                     38,288,387            15,194,418
Alliance Premier Growth                                                            18,272,433             6,884,185
Alliance Growth and Income Class B                                                 66,377,886            11,221,062
Alliance Premier Growth Class B                                                    13,847,209             2,227,621
Deutsche VIT EAFE Equity Index                                                    123,015,395           122,604,160
Deutsche VIT Small Cap                                                             28,886,356            24,853,851
Eaton Vance VT Floating Rate-Income                                                11,271,833             2,129,844
Eaton Vance VT Worldwide Health Sciences                                            6,767,997               101,621
Fidelity VIP Equity-Income                                                         63,488,252            56,703,038
Fidelity VIP Growth                                                                31,248,324            51,393,791
Fidelity VIP High Income                                                           83,632,254            66,916,251
Fidelity VIP Equity-Income Service Class 2                                          5,708,988               743,043
Fidelity VIP Growth Service Class 2                                                 4,022,949               269,835
Fidelity VIP High Income Service Class 2                                            3,031,388               310,965
Fidelity VIP II Contrafund                                                         23,680,256            13,652,014
Fidelity VIP II Contrafund Service Class 2                                          2,055,944               111,378
Fidelity VIP III Growth & Income                                                   22,151,506            10,591,178
Fidelity VIP III Mid Cap                                                           51,602,145            35,859,854
Fidelity VIP III Growth & Income Service Class 2                                    1,490,062                52,098
Fidelity VIP III Mid Cap Service Class 2                                            2,478,922               262,099
FT VIP Franklin Small Cap Class 2                                                  27,956,007            18,278,929
FT VIP Mutual Shares Securities Class 2                                            44,112,538            17,306,054
FT VIP Templeton Pacific Growth Securities Class 2 (b)                              6,608,309             6,749,566
INVESCO VIF Dynamics                                                               22,605,182            16,307,818
INVESCO VIF Health Sciences                                                        12,478,136             4,315,082
Janus Aspen Aggressive Growth Service Shares                                       24,149,227            16,203,126
Janus Aspen Growth Service Shares                                                  15,401,258             3,017,118
Janus Aspen Growth and Income Service Shares                                       21,638,272            10,006,177
Janus Aspen International Growth Service Shares                                   120,557,193           111,697,534
Pioneer Fund VCT Class II                                                           4,395,062               371,575
Pioneer Real Estate Growth VCT Class II                                             4,140,546               196,598
SVS Dreman Financial Services (a)                                                  12,153,284             5,632,514
Scudder Technology Growth (a)                                                      19,775,974            13,966,235
T. Rowe Price International Stock                                                 273,437,249           267,480,617

(a) Re-branded.  See Note 1.
(b) Fund closed. See Note 1.

NOTE 7 - FINANCIAL HIGHLIGHTS

       A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                             AT DECEMBER 31
                                                                             --------------

                                                                        UNIT           UNIT
                                                                        VALUE          VALUE
                                                       UNITS           LOWEST         HIGHEST       NET ASSETS
                                                       -----           ------         -------       ----------
AIT Equity Index
2001                                                 19,549,716        0.812753      0.853641       $16,007,212
AIT Money Market
2001                                                175,607,608        1.034668      1.372160       237,539,210
AIT Select Aggressive Growth
2001                                                 82,541,532        0.757301      2.072903       169,132,430
AIT Select Capital Appreciation
2001                                                 65,605,393        1.008102      2.382763       154,223,560
AIT Select Emerging Markets
2001                                                 28,767,475        0.703264      0.840021        20,315,366
AIT Select Growth
2001                                                114,227,196        0.720470      2.151038       242,308,493
AIT Select Growth and Income
2001                                                135,285,477        0.856301      2.048215       274,266,505
AIT Select International Equity
2001                                                110,325,545        0.801813      1.450602       158,277,262
AIT Select Investment Grade Income
2001                                                135,687,756        1.093240      1.553336       207,032,096
AIT Select Strategic Growth
2001                                                 44,954,247        0.477420      0.628555        21,585,108
AIT Select Strategic Income
2001                                                 16,296,799        1.085118      1.098863        17,873,164
AIT Select Value Opportunity
2001                                                 93,520,373        1.206814      1.327242       123,934,771
AIM V.I. Aggressive Growth
2001                                                 14,406,148        0.652924      0.707931         9,477,632
AIM V.I. BlueChip
2001                                                 20,661,938        0.698932      0.747637        14,542,247
AIM V.I. Value
2001                                                 29,366,363        0.807661      0.858939        23,897,776
Alliance Premier Growth
2001                                                 58,048,248        0.830394      0.830394        48,202,917
Alliance Growth and Income Class B
2001                                                 56,269,260        1.020980      1.040222        57,587,077
Alliance Premier Growth Class B
2001                                                 12,750,157        0.791745      0.887245        10,848,399
Deutsche VIT EAFE Equity Index
2001                                                  2,499,151        0.716929      0.758821         1,798,847
Deutsche VIT EAFE Small Cap
2001                                                  4,041,054        0.989836      1.035138         4,006,192
Eaton Vance VT Floating Rate-Income
2001                                                  9,110,081        1.003461      1.003839         9,142,022
Eaton Vance VT Worldwide Health Sciences
2001                                                  6,210,881        1.149105      1.149567         7,137,189
Fidelity VIP Equity-Income
2001                                                119,522,297        1.960551      1.960551       234,329,559
Fidelity VIP Growth
2001                                                 95,897,147        2.259670      2.259670       216,695,906
 Fidelity VIP High Income
2001                                                103,705,425        0.957497      0.957497        99,297,634
Fidelity VIP Equity-Income Service Class 2
2001                                                  5,067,987        0.975787      0.975787         4,945,276
Fidelity VIP Growth Service Class 2
2001                                                  4,508,152        0.782177      0.782177         3,526,173
 Fidelity VIP High Income Service Class 2
2001                                                  3,024,432        0.836606      0.836606         2,530,258
Fidelity VIP II Contrafund
2001                                                 16,731,019        0.835649      0.835649        13,981,258
Fidelity VIP II Contrafund Service Class 2
2001                                                  2,235,038        0.876272      0.876272         1,958,501
Fidelity VIP III Growth & Income
2001                                                 14,336,884        0.877785      0.877785        12,584,702
Fidelity VIP III Mid Cap
2001                                                 19,368,355        0.997823      0.997823        19,326,191
Fidelity VIP III Growth & Income Service Class 2
2001                                                  1,629,393        0.893297      0.893297         1,455,532
Fidelity VIP III Mid Cap Service Class 2
2001                                                  2,271,524        1.019877      1.019877         2,316,675
FT VIP Franklin Small Cap Class 2
2001                                                 14,257,885        0.720394      0.812863        10,445,668
FT VIP Mutual Shares Securities Class 2
2001                                                 24,642,119        1.116467      1.120527        27,603,937
INVESCO VIF Dynamics
2001                                                 11,440,917        0.569259      0.666480         6,637,452
INVESCO VIF Health Sciences
2001                                                 11,347,118        0.888914      0.933449        10,155,002
Janus Aspen Aggressive Growth Service Shares
2001                                                 14,973,684        0.443288      0.557013         6,936,368
 Janus Aspen Growth Service Shares
2001                                                 20,657,227        0.628567      0.695164        13,231,461
Janus Aspen Growth and Income Service Shares
2001                                                 16,684,391        0.778493      0.839133        13,091,732
Janus Aspen International Growth Service Shares
2001                                                 16,327,641        0.660584      0.727871        10,977,129
Pioneer Fund VCT Class II
2001                                                  4,387,870        0.898895      0.899174         3,944,544
Pioneer Real Estate Growth VCT Class II
2001                                                  3,701,835        1.075206      1.075594         3,980,324
SVS Dreman Financial Services (a)
2001                                                  6,951,941        1.038791      1.056312         7,242,926
Scudder Technology Growth (a)
2001                                                 14,201,739        0.484421      0.579741         7,087,545
T. Rowe Price International Stock
2001                                                 69,281,472        0.776785      1.141542        77,622,471


                                                                      FOR THE YEAR ENDED DECEMBER 31
                                                                      ------------------------------

                                                   INVESTMENT*    EXPENSE **    EXPENSE**      TOTAL***         TOTAL***
                                                      INCOME        RATIO         RATIO        RETURN            RETURN
                                                      RATIO        LOWEST        HIGHEST       LOWEST            HIGHEST
AIT Equity Index                                      -----      -----------   -----------    ---------       ------------
2001                                                  1.21%         1.35%       1.40%        -13.25%          -13.21%
AIT Money Market
2001                                                   4.10          1.35        1.40           2.82             2.88
AIT Select Aggressive Growth
2001                                                    N/A          1.35        1.40         -22.73           -22.69
AIT Select Capital Appreciation
2001                                                    N/A          1.35        1.40          -2.52            -2.46
AIT Select Emerging Markets
2001                                                    N/A          1.35        1.40         -10.40           -10.36
AIT Select Growth
2001                                                    N/A          1.35        1.40         -25.76           -25.72
AIT Select Growth and Income
2001                                                   0.54          1.35        1.40         -12.98           -12.94
AIT Select International Equity
2001                                                   1.52          1.35        1.40         -22.62           -22.58
AIT Select Investment Grade Income
2001                                                   5.91          1.35        1.40           6.43             6.49
AIT Select Strategic Growth
2001                                                    N/A          1.35        1.40         -30.28           -30.24
AIT Select Strategic Income
2001                                                   4.38          1.35        1.40           5.45             5.51
AIT Select Value Opportunity
2001                                                   0.63          1.35        1.40          11.11            11.17
AIM V.I. Aggressive Growth
2001                                                    N/A          1.35        1.40         -27.10           -27.06
AIM V.I. BlueChip
2001                                                   0.02          1.35        1.40         -23.62           -23.59
AIM V.I. Value
2001                                                   0.25          1.35        1.40         -13.79           -13.74
Alliance Premier Growth
2001                                                    N/A          1.35        1.40         -18.37           -18.37
Alliance Growth and Income Class B
2001                                                   0.44          1.35        1.40          -1.25            -1.20
Alliance Premier Growth Class B
2001                                                    N/A          1.35        1.40         -18.52           -11.28
Deutsche VIT EAFE Equity Index
2001                                                    N/A          1.35        1.40         -25.74           -25.71
Deutsche VIT EAFE Small Cap
2001                                                   2.23          1.35        1.40           0.64             0.69
Eaton Vance VT Floating Rate-Income
2001                                                   1.39          1.35        1.40           0.35   (a)       0.38  (a)
Eaton Vance VT Worldwide Health Sciences
2001                                                    N/A          1.35        1.40          14.91   (a)      14.96  (a)
Fidelity VIP Equity-Income
2001                                                   1.75          1.35        1.40          -6.29            -6.29
Fidelity VIP Growth
2001                                                   0.09          1.35        1.40         -18.80           -18.80
 Fidelity VIP High Income
2001                                                   12.94         1.35        1.40         -12.97           -12.97
Fidelity VIP Equity-Income Service Class 2
2001                                                   0.18          1.35        1.40          -6.51            -6.51
Fidelity VIP Growth Service Class 2
2001                                                    N/A          1.35        1.40         -18.98           -18.98
 Fidelity VIP High Income Service Class 2
2001                                                   1.52          1.35        1.40         -13.12           -13.12
Fidelity VIP II Contrafund
2001                                                   0.35          1.35        1.40         -13.47           -13.47
Fidelity VIP II Contrafund Service Class 2
2001                                                   0.08          1.35        1.40         -13.65           -13.65
Fidelity VIP III Growth & Income
2001                                                   0.83          1.35        1.40         -10.03           -10.03
Fidelity VIP III Mid Cap
2001                                                    N/A          1.35        1.40          -4.57            -4.57
Fidelity VIP III Growth & Income Service Class 2
2001                                                   0.10          1.35        1.40         -10.24           -10.24
Fidelity VIP III Mid Cap Service Class 2
2001                                                    N/A          1.35        1.40          -4.82            -4.82
FT VIP Franklin Small Cap Class 2
2001                                                   0.33          1.35        1.40         -16.44           -16.39
FT VIP Mutual Shares Securities Class 2
2001                                                   1.20          1.35        1.40           5.54             5.60
INVESCO VIF Dynamics
2001                                                    N/A          1.35        1.40         -32.10           -32.07
INVESCO VIF Health Sciences
2001                                                   0.53          1.35        1.40         -13.81           -13.77
Janus Aspen Aggressive Growth Service Shares
2001                                                    N/A          1.35        1.40         -40.44           -40.41
 Janus Aspen Growth Service Shares
2001                                                    N/A          1.35        1.40         -25.95           -25.91
Janus Aspen Growth and Income Service Shares
2001                                                   1.24          1.35        1.40         -14.79           -14.75
Janus Aspen International Growth Service Shares
2001                                                   0.79          1.35        1.40         -24.50   (a)     -24.46  (a)
Pioneer Fund VCT Class II
2001                                                   0.87          1.35        1.40         -10.11   (a)     -10.08  (a)
Pioneer Real Estate Growth VCT Class II
2001                                                   7.11          1.35        1.40           7.52             7.56
SVS Dreman Financial Services (a)
2001                                                   0.60          1.35        1.40          -6.19            -6.14
Scudder Technology Growth (a)
2001                                                   0.11          1.35        1.40         -33.34           -33.31
T. Rowe Price International Stock
2001                                                   2.00          1.35        1.40         -23.30           -23.27


*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE
 ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) Re-branded.  See  Note 1.

NOTE 8 - SUBSTITUTION FOR PORTFOLIO OF THE TRUST

       Effective July 1, 2000, pursuant to a Substitution Order approved by the Security and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund
(SIF). The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. On this date, 162,690,145 shares of Select Income
Fund (valued at $154,687,417) were substituted for 147,563,053 shares of the Select Investment Grade Income Fund (valued at $154,687,417) at the ratio of ..907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a contractholder of Allmerica Select held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

                                     SA-27